UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2008 — February 28, 2009
Item 1: Report(s) to Shareholders.

Schwab Bond Funds

Semiannual Report
February 28, 2009

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

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Five smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Select Shares® are available on many Schwab Fundstm

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	-4.23%

Benchmark: Barclays Capital U.S. Government/Credit: 1-5 Years Index	2.22%
Fund Category: Morningstar Short-Term Bond	-3.20%

Performance Details	pages 6-7

Schwab Premier Income Fund

Investor Shares (Ticker Symbol: SWIPX)	-4.85%*
Select Shares® (Ticker Symbol: SWILX)	-4.88%
Institutional Shares (Ticker Symbol: SWIIX)	-4.73%*
Benchmark: Barclays Capital U.S. Aggregate Intermediate Bond Index	2.14%
Fund Category: Morningstar Intermediate-Term Bond	-4.89%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	-3.55%

Benchmark: Barclays Capital U.S. Aggregate Bond Index	1.88%
Fund Category: Morningstar Intermediate-Term Bond	-4.89%

Performance Details	pages 10-11

Schwab GNMA Fundtm

Investor Shares (Ticker Symbol: SWGIX)	4.25%
Select Shares® (Ticker Symbol: SWGSX)	4.45%*
Benchmark: Barclays Capital GNMA Index	5.16%
Fund Category: Morningstar Intermediate Government	3.19%

Performance Details	pages 12-13

Schwab Inflation Protected Fundtm

Investor Shares (Ticker Symbol: SWRIX)	-8.01%
Select Shares® (Ticker Symbol: SWRSX)	-7.91%
Benchmark: Barclays Capital U.S. TIPS Index	-7.47%
Fund Category: Morningstar Inflation Protected Bond	-9.40%

Performance Details	pages 14-15

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares®	$ 50,000
Institutional Shares	$500,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles which are required when preparing the annual report.
[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, investment conditions in the fixed income sector and the broader financial marketplace continued to be influenced by the ongoing financial crisis and the deepening economic recession. Many investors maintained a risk-averse stance with regard to both equities and non-government bonds. Major equity indices declined sharply during the reporting period due to the generally pessimistic outlook, while non-government bonds underperformed. Although the U.S. government put a number of stability and stimulus packages into effect throughout the reporting period, these measures have yet to produce a major turnaround in credit-sensitive bond prices.

As a result of these market conditions, Schwab bond funds that had higher allocations to high-yielding corporate and non-government mortgage backed securities, such as the Schwab Short-Term Bond Market Fund, declined during the period, as these securities underperformed. Other Schwab bond funds, such as the Schwab GNMA Fund and Schwab Tax-Free Bond Fund, that had greater allocations to government-backed securities or high-quality municipal issuances performed better in this environment. A notable exception was the Schwab Inflation Protected Fund, which invests a large percentage of assets in Treasury Inflation Protected Securities (TIPS); downward revisions in inflation expectations negatively impacted TIPS returns during the period. In general, securities that had the lowest yield and best performance were also those with the greatest liquidity, such as U.S. Treasuries.

To confirm that your portfolio allocations represent your goals and tolerance for risk, we encourage you to seek the guidance and support of your Schwab Financial Consultant or your independent investment advisor. You can reach Schwab Fixed Income Specialists at 1-877-563-7818, or Client Service Specialists at 1-800-435-4000.

Thank you for investing with us.

Sincerely,

Schwab Taxable Bond Funds 3

The Investment Environment

Conditions in the U.S. financial marketplace continued to deteriorate, driven by turmoil in the banking sector and economic recession. Credit, a primary catalyst of the current crisis, remained tight despite a number of responsive measures taken by the U.S. government. Steep declines in equity prices in conjunction with lending constraints hindered the ability of corporations to remain adequately capitalized. Early in the reporting period, the U.S. government took over mortgage giants Freddie Mac and Fannie Mae and intervened in AIG. Subsequently, Lehman Brothers and Washington Mutual filed for bankruptcy and were acquired by other firms. In this environment, demand for U.S. Treasuries increased dramatically, as many investors sought safety and liquidity over yield.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment and housing prices worsened during the reporting period as the economy slipped deeper into recession. GDP contracted 6.2% in the fourth quarter according to preliminary estimates, driven by declines in exports, personal consumption expenditures and residential fixed investments. The unemployment rate increased from 4.90% in January 2008 to 7.60% in January 2009, spurred by corporate layoffs as companies struggled to cut costs in response to eroding revenue. In the housing market, low demand and falling prices continued to impede recovery. Sales of new homes in the U.S. dropped to a record low in January, while purchases fell 10% to an annualized pace of 309,000 units. The median price of single family homes declined 13.5%, the most in four decades.

In this environment, many investors lacked confidence in the markets’ ability to mount a swift recovery and preferred assets such as U.S. Treasuries and government agency securities. In the taxable market, U.S. Treasuries outperformed other fixed income sectors for the period on a total return basis. However, yields on government securities remained low across the board. Non-U.S. Treasury securities underperformed, particularly corporate bonds and mortgage-backed securities not guaranteed by Fannie Mae (FNMA) or Freddie Mac (FHLMC).

For the six month period ending February 28, 2009, equity indices experienced the largest declines as a result of these conditions. The S&P 500® Index, a bellwether for equity markets, returned –41.82%, while the Russell 1000® Index returned –42.25%. Fixed income markets performed relatively better, with the Barclays Capital U.S. Aggregate Bond Index up 1.88% and the Barclays Capital General Municipal Bond Index up 0.05%. High-quality taxable government and tax-free municipal bonds were preferred by investors, and prices rose in tandem with heightened demand; yields, which respond inversely to price, fell to historically low levels for these securities. As of February 28, U.S. Treasuries with maturities under 2 years were yielding below 1.00%, while 2-year triple-A-rated tax-exempt general obligation bonds stood at 1.10%.

In response to economic instability, the Federal Open Market Committee reduced the Federal Funds Rate to a target range of 0% to 0.25%. Additionally, inflation expectations were revised downward as the impacts of the global economic crisis and domestic recession became more pronounced. In the fourth quarter of 2008, consumer prices for expenditures such as gasoline and retailing fell. By January 2009, year-over-year increases in the Consumer Price Index stood at 0.03%. In addition, the 10-year breakeven, a measure of long-term inflation, went from 2.01% at the beginning of the reporting period to 0.84% on February 28, 2009.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Taxable Bond Funds

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, a portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytic and operational support since 2004 prior to moving to his current role in 2007.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fundtm

The Schwab Short-Term Bond Market Fund returned –4.23% for the period, while the benchmark Barclays Capital Mutual Fund Short (1–5 Year) U.S. Government/Credit Index returned 2.22%. The fund’s holdings in corporate and mortgage sectors, especially positions in commercial mortgage-backed securities, asset-backed securities and collateralized mortgage obligations, primarily accounted for underperformance relative to the benchmark. Corporate bond positions in the financial sector, particularly in the banking industry, underperformed other corporate sectors. In terms of duration, the fund was positioned closely to the benchmark; changes in interest rates had a slightly negative impact on the fund’s performance. Additionally, the fund was underweight U.S. Treasury securities during a period in which these securities outperformed.

As of 2/28/09:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

U.S. Government Securities	61.9%

Corporate Bonds	30.8%

Foreign Government Agencies	2.6%

Mortgage-Backed Securities	2.4%
Commercial Mortgage

Backed Securities	1.9%

Other Investment Companies	0.3%
Commercial Paper & Other

Corporate Obligations	0.1%

By Credit Quality 2

AAA	70.4%

AA	5.7%

A	12.5%

BBB	11.0%

BB	0.1%

Short-Term Ratings	0.3%

Weighted Average Credit

Quality[4]	AA

By Maturity3

0-6 months	6.4%

7-18 months	18.2%

19-30 months	18.6%

More than 30 months	56.8%

Weighted Average Maturity[3]	2.5 yrs
Weighted Average Effective

Duration	2.6 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

6 Schwab Taxable Bond Funds

 Schwab Short-Term Bond Market Fundtm

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	-4.23%	-9.17%	0.80%	3.34%
Benchmark: Barclays Capital U.S. Government/Credit: 1-5 Years Index	2.22%	1.96%	3.68%	5.12%
Fund Category: Morningstar Short-Term Bond	-3.20%	-5.00%	1.17%	3.44%

Fund Expense Ratios4: Net 0.55%; Gross 0.59%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	2.91%

30-Day SEC Yield-No Waiver[6]	2.84%

12-Month Distribution Yield[3]	3.93%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/10. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 7

Schwab® Premier Income Fund

The Schwab Premier Income Fund Investor Shares returned –4.85% for the reporting period, while the benchmark Barclays Capital U.S. Aggregate Intermediate Bond Index returned 2.14%. The fund’s underperformance was primarily the result of its allocations. In the first half of the period, an overweight to high-yield bonds and asset-backed securities detracted from performance. During the second half of the period, an overweight in collateralized mortgage obligations (CMOs), particularly non-agency CMOs, hurt returns. Security selection in asset-backed securities, mortgage-backed securities and investment-grade bonds also detracted from performance during the period.

As of 2/28/09:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	43.4%

Corporate Bonds	27.5%

U.S. Government Securities	17.9%

Asset-Backed Obligations	7.7%
Commercial Mortgage

Backed Securities	2.4%

Other Investment Company	0.8%

Foreign Government Agencies	0.1%
Commercial Paper & Other

Corporate Obligations	0.2%

By Credit Quality 2

AAA	61.7%

AA	11.6%

A	8.6%

BBB	14.6%

BB	1.1%

B	0.9%

CCC	0.7%

Short-Term Ratings	0.8%

Weighted Average Credit

Quality[4]	AA

By Maturity3

0-6 months	28.4%

7-18 months	1.0%

19-30 months	1.8%

More than 30 months	68.8%

Weighted Average Maturity[3]	3.6 yrs
Weighted Average Effective

Duration	3.0 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

8 Schwab Taxable Bond Funds

 Schwab® Premier Income Fund

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

Performance of a Hypothetical
$500,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (10/31/07)	-4.85%*	-5.82%	-0.80%
Select Shares (10/31/07)	-4.88%	-5.78%	-0.77%
Institutional Shares (10/31/07)	-4.73%*	-5.58%	-0.60%
Benchmark: Barclays Capital U.S. Aggregate Intermediate Bond Index	2.14%	2.41%	4.60%
Fund Category: Morningstar Intermediate-Term Bond	-4.89%	-6.96%	-3.59%

Expense Ratios4: Investor Shares: Net 0.87%; Gross 0.93% / Select Shares: Net 0.72%; Gross 0.78% /
             Institutional Shares: Net 0.63%; Gross 0.78%

 Style Assessment5

 Yields1,3

30-Day SEC Yield
Investor Shares	5.97%
Select Shares	6.13%
Institutional Shares	6.18%

30-Day SEC Yield–No Waiver[6]
Investor Shares	5.85%
Select Shares	6.01%
Institutional Shares	5.98%

12-Month Distribution Yield
Investor Shares	6.03%
Select Shares	6.30%
Institutional Shares	6.19%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles which are required when preparing the annual report.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/10. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fundtm

The Schwab Total Bond Market Fund returned –3.55% for the period, while the benchmark Barclays Capital U.S. Aggregate Bond Index returned 1.88%. Both sector allocation and security selection contributed to underperformance during the period. The fund’s holdings in corporate and mortgage sectors, particularly in non-agency collateralized mortgage obligations and commercial mortgage-backed securities, detracted from performance relative to the benchmark. Corporate bond positions in the financial sector, particularly in the banking industry, underperformed other corporate sectors. In terms of duration, the fund was positioned closely to the benchmark; changes in interest rates had a slightly positive impact on the fund’s performance.

As of 2/28/09:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	38.0%

U.S. Government Securities	30.5%

Corporate Bonds	19.7%
Commercial Mortgage

Backed Securities	3.9%

Other Investment Company	3.4%

Asset-Backed Obligations	2.4%

Foreign Government Agencies	1.6%

Preferred Stock	0.4%
Commercial Paper & Other

Corporate Obligations	0.1%

By Credit Quality 2

AAA	75.8%

AA	4.2%

A	8.2%

BBB	7.0%

BB	0.5%

Short-Term Ratings	3.4%

Unrated Securities	0.9%

Weighted Average Credit

Quality[4]	AAA

By Maturity3

0-1 Year	10.5%

2-10 Years	52.8%

11-20 Years	8.5%

21-30 Years	28.2%

Weighted Average Maturity[3]	5.3 yrs
Weighted Average Effective

Duration	4.1 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	-3.55%	-7.58%	1.54%	4.13%
Benchmark: Barclays Capital U.S. Aggregate Bond Index	1.88%	2.06%	4.00%	5.61%
Fund Category: Morningstar Intermediate-Term Bond	-4.89%	-6.96%	1.25%	4.06%

Fund Expense Ratios4: Net 0.55%; Gross 0.57%

 Style Assessment5

 Yields1,3

30-Day SEC Yield	4.04%

30-Day SEC Yield-No Waiver	3.98%

12-Month Distribution Yield	4.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/10. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Taxable Bond Funds 11

Schwab GNMA Fundtm

The Schwab GNMA Fund Investor Shares returned 4.25% for the period, while the benchmark Barclays Capital GNMA Index returned 5.16%. The fund’s underperformance relative to the benchmark was the result of allocation effects and security selection. A modest allocation to non-GNMA securities detracted from returns, as did selection among GNMA securities. The relatively strong performance of GNMA securities within this volatile market can be largely attributed to their U.S. government backing. GNMA securities are guaranteed by the full faith and credit of the U.S. government, resulting in the timely payment of interest and principal. In this turbulent market, GNMA securities were viewed as relatively safe during a time when investors remained cautious of all non-government securities, irrespective of underlying credit quality.

As of 2/28/09:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	93.5%

Other Investment Company	6.4%
Commercial Paper & Other

Corporate Obligations	0.1%

By Credit Quality 2

AAA	93.0%

BBB	0.4%

BB	0.1%

Short-Term Ratings	6.4%

Unrated Securities	0.1%

Weighted Average Credit

Quality[4]	AAA

By Maturity3

0-6 Months	0.9%

7-18 Months	0.1%

19-30 Months	0.0%

More than 30 Months	99.0%

Weighted Average Maturity[3]	4.0 yrs
Weighted Average Effective

Duration	2.7 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (3/3/03)	4.25%	4.33%	4.49%	4.10%
Select Shares (3/3/03)	4.45%*	4.63%	4.71%	4.29%
Benchmark: Barclays Capital GNMA Index	5.16%	6.12%	5.27%	4.91%
Fund Category: Morningstar Intermediate Government	3.19%	2.16%	3.45%	3.27%

Fund Expense Ratios4: Investor Shares: Net 0.74%; Gross 0.97% / Select Shares: Net 0.55%; Gross 0.81%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]
Investor Shares	4.30%
Select Shares	4.48%

30-Day SEC Yield-No Waiver[6]
Investor Shares	4.18%
Select Shares	4.33%

12-Month Distribution Yield[3]
Investor Shares	3.98%
Select Shares	4.17%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles which are required when preparing the annual report.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/10. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 13

Schwab Inflation Protected Fundtm

The Schwab Inflation Protected Fund Investor Shares returned –8.01% for the period, while the benchmark Barclays Capital U.S. TIPS Index returned –7.47%. Relative to the benchmark, the fund was slightly overweight longer-dated TIPS (20 years and over) and underweight shorter-dated TIPS (0–5 years), detracting modestly from returns. The negative performance of inflation-protected securities was primarily attributable to reduced inflation expectations. Although TIPS are backed by the full faith and credit of the U.S. government, and therefore very unlikely to default, yield and price tend to fluctuate based on changes in inflation expectations. The general slowdown in economic growth both domestically and globally has supported the sell-off in TIPS. Due to this deflationary environment, the fund did not pay a dividend from October 2008 through February 2009.

As of 2/28/09:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

U.S. Government Securities	99.6%

Corporate Bonds	0.3%
Commercial Paper & Other

Corporate Obligations	0.1%

By Credit Quality2

AAA	99.7%

BBB	0.3%

Short-Term Ratings	0.0%

Weighted Average Credit

Quality[4]	AAA

By Maturity3

0-1 Year	0.4%

2-10 Years	69.9%

11-20 Years	22.8%

21-30 Years	6.9%

Weighted Average Maturity[3]	9.2 yrs
Weighted Average Effective

Duration	7.5 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

14 Schwab Taxable Bond Funds

 Schwab Inflation Protected Fundtm

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (3/31/06)	-8.01%	-8.32%	2.89%
Select Shares (3/31/06)	-7.91%	-8.16%	3.04%
Benchmark: Barclays Capital U.S. TIPS Index	-7.47%	-7.50%	3.87%
Fund Category: Morningstar Inflation Protected Bond	-9.40%	-10.20%	2.09%

Fund Expense Ratios4: Investor Shares: Net 0.65%; Gross 0.74% / Select Shares: Net 0.50%; Gross 0.59%

 Style Assessment5

 Yields 1

30-Day SEC Yield[3]
Investor Shares	-11.68%
Select Shares	-11.53%

30-Day SEC Yield-No Waiver[6]
Investor Shares	-11.75%
Select Shares	-11.61%

12-Month Distribution Yield[3]
Investor Shares	6.09%
Select Shares	6.18%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/10. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2008 and held through February 28, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 9/01/08	at 2/28/09	9/01/08–2/28/09

Schwab Short-Term Bond Market Fundtm
Actual Return	0.55%	$1,000	$957.70	$2.67
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab® Premier Income Fund
Investor Shares
Actual Return	0.87%	$1,000	$950.50	$4.21
Hypothetical 5% Return	0.87%	$1,000	$1,020.48	$4.36
Select Shares®
Actual Return	0.72%	$1,000	$951.20	$3.48
Hypothetical 5% Return	0.72%	$1,000	$1,021.22	$3.61
Institutional Shares
Actual Return	0.63%	$1,000	$951.70	$3.05
Hypothetical 5% Return	0.63%	$1,000	$1,021.67	$3.16

Schwab Total Bond Market Fundtm
Actual Return	0.55%	$1,000	$964.50	$2.68
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab GNMA Fundtm
Investor Shares
Actual Return	0.74%	$1,000	$1,042.50	$3.75
Hypothetical 5% Return	0.74%	$1,000	$1,021.12	$3.71
Select Shares®
Actual Return	0.55%	$1,000	$1,043.50	$2.79
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab Inflation Protected Fundtm
Investor Shares
Actual Return	0.65%	$1,000	$919.90	$3.09
Hypothetical 5% Return	0.65%	$1,000	$1,021.57	$3.26
Select Shares®
Actual Return	0.50%	$1,000	$920.90	$2.38
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
	2/28/09*	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per-Share Data ($)

Net asset value at beginning of period	9.30	9.84	9.91	10.05	10.21	10.14

Income (loss) from investment operations:
Net investment income (loss)	0.16	0.44	0.49	0.42	0.30	0.28
Net realized and unrealized gains (losses)	(0.55)	(0.54)	(0.07)	(0.14)	(0.13)	0.07

Total from investment operations	(0.39)	(0.10)	0.42	0.28	0.17	0.35
Less distributions:
Distributions from net investment income	(0.16)	(0.44)	(0.49)	(0.42)	(0.31)	(0.28)
Distributions from net realized gains	−	−	−	−	(0.02)	−

Total Distributions	(0.16)	(0.44)	(0.49)	(0.42)	(0.33)	(0.28)

Net asset value at end of period	8.75	9.30	9.84	9.91	10.05	10.21

Total return (%)	(4.23)[1]	(1.11)	4.33	2.87	1.68	3.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55 [2]	0.55	0.56 [3]	0.55	0.55	0.53
Gross operating expenses	0.62 [2]	0.59	0.58	0.57	0.57	0.57
Net investment income (loss)	3.57 [2]	4.62	4.94	4.18	3.00	2.69
Portfolio turnover rate	126 [1]	351	225	171	109	114
Net assets, end of period ($ x 1,000,000)	269	346	569	604	660	728

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.55% if interest expense had not been included.

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

63.3%	U.S. Government and Government Agencies	166,884	170,293
3.3%	Foreign Government Agencies	9,176	9,031
28.2%	Corporate Bonds	85,015	75,767
2.4%	Mortgage-Backed Securities	10,223	6,559
1.9%	Commercial Mortgage Backed Securities	10,409	5,007
0.3%	Other Investment Company	863	862
—%	Preferred Stock	323	111
0.1%	Short-Term Investments	150	150

99.5%	Total Investments	283,043	267,780
0.5%	Other Assets and Liabilities		1,288

100.0%	Net Assets		269,068

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

U.S. Government and Government Agencies 63.3% of net assets

U.S. Government Agency Guaranteed 1.7%
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (g)	1,000	1,023
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (g)	1,500	1,544
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (g)	1,000	1,036
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (g)	1,000	1,027

		4,630

U.S. Government Agency Securities 21.8%
Fannie Mae
6.63%, 09/15/09	4,500	4,636
6.25%, 02/01/11	500	528
1.75%, 03/23/11	11,000	11,015
4.25%, 06/24/11 (b)	1,000	1,010
3.63%, 08/15/11	4,000	4,202
4.12%, 05/06/13 (b)	2,000	2,033
Federal Home Loan Bank
5.00%, 10/02/09	1,000	1,023
4.50%, 10/09/09	6,000	6,131
3.63%, 09/16/11	7,300	7,650
3.63%, 10/18/13	7,000	7,248
Freddie Mac
4.75%, 11/03/09	4,000	4,102
3.63%, 07/23/10 (b)	3,000	3,029
5.88%, 03/21/11	200	210
3.88%, 06/29/11	5,000	5,267
4.25%, 04/29/13 (b)	500	503

		58,587

U.S. Treasury Obligations 39.8%
U.S. Treasury Notes
2.88%, 06/30/10	24,000	24,657
1.50%, 10/31/10	5,550	5,602
4.75%, 03/31/11	10,000	10,770
4.63%, 10/31/11	44,000	47,850
1.38%, 02/15/12	10,500	10,534
2.75%, 10/31/13	5,000	5,190
1.75%, 01/31/14	2,500	2,473

		107,076

Total U.S. Government and Government Agencies
(Cost $166,884)		170,293

Foreign Government Agencies 3.3% of net assets

Foreign Agencies 1.4%

Germany 0.7%
KFW Bankengruppe
2.00%, 01/17/12	2,000	1,989

Mexico 0.4%
Mexico (United Mexican States)
5.88%, 02/15/14 (b)	1,000	1,020

Republic of Korea 0.3%
Export-Import Bank of Korea
8.13%, 01/21/14	400	410
Korea Development Bank
8.00%, 01/23/14	400	404

		814

		3,823

Supranational 1.9%
European Investment Bank
4.25%, 07/15/13	5,000	5,208

Total Foreign Government Agencies (Cost $9,176)		9,031

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Corporate Bonds 28.2% of net assets

Finance 10.5%

Banking 9.4%
Bank of America Corp.
4.90%, 05/01/13	2,000	1,763
Barclays Bank PLC
7.38%, 12/15/11 (a)(b)(c)	1,000	303
BBVA Bancomer S.A.
5.38%, 07/22/10 (a)(b)(c)	2,000	1,351
Citigroup, Inc.
6.50%, 01/18/11	3,000	2,831
Credit Suisse USA, Inc.
5.25%, 03/02/11	840	843
5.50%, 08/15/13	800	787
Deutsche Bank Capital Trust
3.27%, 03/30/09 (a)(b)(c)(d)	8,000	6,410
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	2,000	501
JPMorgan Chase & Co.
5.60%, 06/01/11	1,000	1,020
4.75%, 05/01/13	1,000	970
Morgan Stanley
6.75%, 04/15/11 (b)	1,000	1,005
5.63%, 01/09/12	1,000	965
4.75%, 04/01/14	550	462
RBS Capital Trust IV
2.26%, 03/31/09 (a)(b)	5,500	786
The Goldman Sachs Group, Inc.
6.88%, 01/15/11	1,000	1,014
6.60%, 01/15/12	1,000	1,004
Wachovia Bank NA
4.80%, 11/01/14	1,000	917
Wells Fargo & Co.
4.88%, 01/12/11	1,994	2,007
Wells Fargo Bank NA
6.45%, 02/01/11	500	505

		25,444

Brokerage 0.2%
Merrill Lynch & Co., Inc.
4.79%, 08/04/10	500	460

Finance Company 0.8%
CME Group, Inc.
5.75%, 02/15/14 (b)	200	202
General Electric Capital Corp.
4.80%, 05/01/13	1,000	943
International Lease Finance Corp.
6.38%, 03/25/13	1,500	946

		2,091

Insurance 0.1%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	300	296

		28,291

Industrial 15.6%

Basic Industry 0.2%
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13 (b)	500	455

Capital Goods 2.2%
Caterpillar, Inc.
7.00%, 12/15/13 (b)	500	530
General Dynamics Corp.
5.25%, 02/01/14	200	212
General Electric Co.
5.00%, 02/01/13	1,000	977
Honeywell International, Inc.
3.88%, 02/15/14 (b)	1,000	992
John Deere Capital Corp.
4.90%, 09/09/13	500	497
Raytheon Co.
5.50%, 11/15/12 (b)	1,000	1,037
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200	209
Waste Management, Inc.
7.38%, 08/01/10 (b)	1,500	1,540

		5,994

Communications 3.1%
Alltel Corp.
7.00%, 07/01/12 (b)	750	774
AT&T, Inc.
6.70%, 11/15/13 (b)	1,600	1,695
Deutsche Telekom International Finance
8.50%, 06/15/10	1,000	1,052
News America Holdings, Inc.
9.25%, 02/01/13	500	526
Telefonica Emisiones, S.A.U.
5.98%, 06/20/11 (b)	1,000	1,035
Time Warner Entertainment Co. LP
10.15%, 05/01/12	500	541
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,000	1,016
Verizon Wireless Capital LLC
5.25%, 02/01/12 (b)(c)	1,000	986
7.38%, 11/15/13 (b)(c)	750	797

		8,422

Consumer Cyclical 1.7%
CVS Caremark Corp.
6.30%, 06/01/09 (a)(b)	2,000	1,231
PACCAR, Inc.
6.38%, 02/15/12 (b)	1,000	1,029
The Walt Disney Co.
4.50%, 12/15/13 (b)	250	255
Turner Broadcasting System, Inc.
8.38%, 07/01/13	675	690
Viacom, Inc.
5.75%, 04/30/11 (b)	400	388
Wal-Mart Stores, Inc.
3.00%, 02/03/14	1,000	987

		4,580

Consumer Non-Cyclical 4.9%
Baxter International, Inc.
4.00%, 03/01/14 (b)	500	501
Bottling Group LLC
6.95%, 03/15/14 (b)	1,500	1,706
Coca-Cola Enterprises, Inc.
3.75%, 03/01/12 (b)	1,000	999
Diageo Capital PLC
7.38%, 01/15/14 (b)	250	278

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

General Mills, Inc.
5.25%, 08/15/13 (b)	500	513
Kraft Foods, Inc.
6.75%, 02/19/14	500	534
McKesson Corp.
6.50%, 02/15/14 (b)	900	920
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500	493
Novartis Capital Corp.
4.13%, 02/10/14 (b)	1,000	1,010
PepsiAmericas, Inc.
4.38%, 02/15/14 (b)	1,000	1,002
Philip Morris International, Inc.
6.88%, 03/17/14	500	539
Roche Holdings, Inc.
4.50%, 03/01/12 (b)(c)	1,000	1,017
Safeway, Inc.
6.25%, 03/15/14 (b)	500	518
The Kroger Co.
5.50%, 02/01/13 (b)	1,000	1,019
7.50%, 01/15/14 (b)	500	553
Wyeth
5.50%, 03/15/13 (b)	1,550	1,625

		13,227

Energy 2.1%
Apache Corp.
6.00%, 09/15/13 (b)	500	532
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	300	318
BP Capital Markets PLC
5.25%, 11/07/13	100	107
Chevron Corp.
3.45%, 03/03/12 (b)	1,000	1,003
ConocoPhillips
5.30%, 04/15/12 (b)	1,000	1,044
Devon Energy Corp.
5.63%, 01/15/14 (b)	200	202
Hess Corp.
7.00%, 02/15/14 (b)	1,000	1,022
Marathon Oil Corp.
6.50%, 02/15/14 (b)	1,000	1,004
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	250	277

		5,509

Technology 0.9%
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	300	318
International Business Machines Corp.
6.50%, 10/15/13 (b)	1,000	1,104
Xerox Corp.
7.13%, 06/15/10 (b)	500	505
5.65%, 05/15/13 (b)	500	452

		2,379

Transportation 0.5%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	200	214
Canadian National Railway Co.
4.95%, 01/15/14 (b)	1,000	1,002

		1,216

		41,782

Utilities 2.1%

Electric 1.1%
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	275	315
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)	1,000	1,058
Georgia Power Co.
6.00%, 11/01/13 (b)	250	270
Pacific Gas & Electric Co.
6.25%, 12/01/13 (b)	500	535
PPL Electric Utilities Corp.
7.13%, 11/30/13 (b)	100	112
Southern California Edison Co.
5.75%, 03/15/14 (b)	500	540
The Detroit Edison Co.
6.40%, 10/01/13 (b)	200	208

		3,038

Natural Gas 1.0%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13 (b)	1,274	1,292
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	500	542
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)(c)	300	292
Southern California Gas Co.
5.50%, 03/15/14 (b)	500	530

		2,656

		5,694

Total Corporate Bonds (Cost $85,015)		75,767

Mortgage-Backed Securities 2.4% of net assets

Collateralized Mortgage Obligations 2.4%
Countrywide Alternative Loan Trust
Series 2005-J8 Class 1A3
5.50%, 07/25/35 (b)	196	166
Nomura Asset Acceptance Corp.
Series 2004-AR1 Class 4A
5.68%, 03/02/09 (a)(b)	4,981	3,467
Residential Asset Securitization Trust
Series 2007-A7 Class A5
6.00%, 07/25/37 (b)	5,047	2,926

Total Mortgage-Backed Securities (Cost $10,223)		6,559

Commercial Mortgage Backed Securities 1.9% of net assets
WAMU Commercial Mortgage Security Trust
Series 2007-SL2 Class A
5.32%, 03/02/09 (a)(b)(c)	5,662	2,253

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Series 2007-SL3 Class A
5.94%, 03/02/09 (a)(b)(c)	4,751	2,754

Total Commercial Mortgage Backed Securities (Cost $10,409)		5,007

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Company 0.3% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	862,441	862

Total Other Investment Company (Cost $863)		862

Preferred Stock 0.0% of net assets
First Republic Preferred Capital Corp. (b)(c)(f)	300	111

Total Preferred Stock (Cost $323)		111

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.23%, 06/25/09 (e)	100	100
0.27%, 07/09/09 (e)	50	50

Total Short-Term Investments (Cost $150)		150

End of Investments.

(All dollar amounts are x 1,000)

At 02/28/09, the tax basis cost of the fund’s investments was $283,134, and the unrealized appreciation and depreciation were $5,517 and ($20,871), respectively, with a net unrealized depreciation of ($15,354).

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $16,274 or 6.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $6,410 or 2.4% of net assets.
(e)	All or a portion of this security is held as collateral for open future contracts and short sales.
(f)	Fair-valued by Management.
(g)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

In addition to the above, the fund held the following at
02/28/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts

Futures Contracts - Long

2 Years, Long, U.S. Treasury Note, expires 06/30/09	60	12,997	9
5 Years, Long, U.S. Treasury Note, expires 06/30/09	40	4,663	(18)

Net unrealized losses			(9)

See financial notes 21

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $283,043)		$267,780
Receivables:
Investments sold		10,458
Interest		2,898
Fund shares sold		36
Due from broker for futures		17
Dividends		5
Prepaid expenses	+	1

Total assets		281,195

Liabilities
Payables:
Investments bought		11,481
Investment adviser and administrator fees		5
Transfer agent and shareholder services fees		6
Fund shares redeemed		361
Distributions to shareholders		221
Accrued expenses	+	53

Total liabilities		12,127

Net Assets
Total assets		281,195
Total liabilities	−	12,127

Net assets		$269,068
Net Assets by Source
Capital received from investors		336,567
Distribution in excess of net investment income		(22)
Net realized capital losses		(52,205)
Net unrealized capital losses		(15,272)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$269,068		30,735		$8.75

22 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$5,885
Securities on loan		263
Dividends	+	16

Total investment income		6,164

Net Realized Gains and Losses
Net realized losses on investments		(10,290)
Net realized losses on futures contracts	+	(365)

Net realized losses		(10,655)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(7,840)
Net unrealized losses on futures contracts	+	(2)

Net unrealized losses		(7,842)

Expenses
Investment adviser and administrator fees		449
Transfer agent and shareholder service fees		374
Portfolio accounting fees		27
Shareholder reports		26
Professional fees		21
Registration fees		11
Custodian fees		8
Trustees’ fees		8
Interest expense		2
Other expenses	+	3

Total expenses		929
Expense reduction by adviser and Schwab	−	104

Net expenses		825

Increase (Decrease) in Net Assets from Operations
Total investment income		6,164
Net expenses	−	825

Net investment income		5,339
Net realized losses		(10,655)
Net unrealized losses	+	(7,842)

Decrease in net assets from operations		($13,158)

See financial notes 23

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/08-02/28/09	9/1/07-08/31/08
Net investment income		$5,339	$23,551
Net realized losses		(10,655)	(24,970)
Net unrealized losses	+	(7,842)	(4,028)

Decrease in net assets from operations		(13,158)	(5,447)

Distributions to shareholders
Distributions from net investment income		$5,362	$23,595

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,918	$26,404	14,007	$136,864
Shares reinvested		447	4,009	1,693	16,480
Shares redeemed	+	(9,791)	(88,474)	(36,345)	(347,638)

Net transactions in fund shares		(6,426)	($58,061)	(20,645)	($194,294)

Shares Outstanding and Net Assets

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,161	$345,649	57,806	$568,985
Total decrease	+	(6,426)	(76,581)	(20,645)	(223,336)

End of period		30,735	$269,068	37,161	$345,649

Distribution in excess of net investment income / Net investment income not yet distributed			($22)		$1

24 See financial notes

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	9/1/08–		10/31/07–
Investor Shares	2/28/09*		8/31/08[1]

Per Share Data ($)

Net asset value at beginning of period	9.95		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.45
Net realized and unrealized gains (losses)	(0.78)		(0.05)

Total from investment operations	(0.49)		0.40
Less distributions:
Distributions from net investment income	(0.29)		(0.45)

Net asset value at end of period	9.17		9.95

Total return (%)	(4.95)[2]		3.97	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.87	[3]	0.65	[3]
Gross operating expenses	0.91	[3]	0.93	[3]
Net investment income (loss)	6.02	[3]	5.41	[3]
Portfolio turnover rate	288	[2]	374	[2]
Net assets, end of period ($ x 1,000,000)	47		58

	9/1/08–		10/31/07–
Select Shares	2/28/09*		8/31/08[1]

Per Share Data ($)

Net asset value at beginning of period	9.95		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.45
Net realized and unrealized gains (losses)	(0.77)		(0.05)

Total from investment operations	(0.48)		0.40
Less distributions:
Distributions from net investment income	(0.30)		(0.45)

Net asset value at end of period	9.17		9.95

Total return (%)	(4.88)[2]		4.05	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.72	[3]	0.54	[3]
Gross operating expenses	0.76	[3]	0.78	[3]
Net investment income (loss)	6.16	[3]	5.52	[3]
Portfolio turnover rate	288	[2]	374	[2]
Net asset, end of period ($ x 1,000,000)	112		141

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 25

 Schwab® Premier Income Fund tm

Financial Highlights continued

	9/1/08–		10/31/07–
Institutional Shares	2/28/09*		8/31/08[1]

Per-Share Data ($)

Net asset value at beginning of period	9.95		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.44
Net realized and unrealized gains (losses)	(0.77)		(0.03)

Total from investment operations	(0.48)		0.41
Less distributions:
Distributions from net investment income	(0.30)		(0.46)

Net asset value at end of period	9.17		9.95

Total return (%)	(4.83)[2]		4.13	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63	[3]	0.54	[3]
Gross operating expenses	0.76	[3]	0.74	[3]
Net investment income (loss)	6.23	[3]	5.53	[3]
Portfolio turnover rate	288	[2]	374	[2]
Net assets, end of period ($ x 1,000,000)	34		47

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.

26 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

31.1%		Corporate Bonds	66,832	60,121
8.6%		Asset-Backed Obligations	19,795	16,731
49.1%		Mortgage-Backed Securities	96,808	94,953
2.7%		Commercial Mortgage Backed Securities	5,484	5,323
20.2%		U.S. Government Securities	38,478	39,088
0.2%		Foreign Government Agencies	296	302
0.9%		Other Investment Company	1,779	1,779
0.3%		Short-Term Investments	500	500

113.1%		Total Investments	229,972	218,797
(13	.1)%	Other Assets and Liabilities		(25,389)

100.0%		Net Assets		193,408

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Corporate Bonds 31.1% of net assets

Finance 12.4%

Banking 8.6%
Bank of America Corp.
5.63%, 10/14/16	500	424
5.65%, 05/01/18	500	424
8.00%, 01/30/18 (a)(b)	500	187
BNP Paribas Group
5.19%, 06/29/15 (a)(b)(c)	2,000	912
Capital One Bank FSB
2.10%, 03/13/09 (a)(b)	1,000	1,000
Citigroup, Inc.
6.20%, 03/15/09	3,000	3,000
CoBank ACB
7.88%, 04/16/18 (c)	1,000	955
Credit Suisse Guernsey
1.93%, 05/15/09 (a)(b)	2,000	818
Goldman Sachs Group, Inc.
7.50%, 02/15/19	1,000	992
Morgan Stanley
4.75%, 04/01/14	1,000	839
6.00%, 04/28/15	500	455
6.75%, 04/15/11 (b)	323	325
National City Corp.
3.13%, 04/30/09	1,000	998
RBS Capital Trust IV
2.26%, 03/31/09 (a)(b)	5,000	715
Skandinaviska Enskilda Banken AB
7.50%, 03/12/09 (a)(b)(c)	2,400	2,398
The Bear Stearns Cos. LLC
7.25%, 02/01/18	750	779
Wachovia Bank NA
4.80%, 11/01/14	500	458
Wachovia Corp.
5.75%, 02/01/18	1,000	936

		16,615

Finance Company 2.2%
CME Group, Inc.
5.75%, 02/15/14 (b)	150	151
International Lease Finance Corp.
1.48%, 04/20/09 (a)	1,500	1,449
3.50%, 04/01/09	1,000	936
6.38%, 03/15/09	1,800	1,719

		4,255

Insurance 1.6%
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/16 (a)(b)	250	37
MetLife, Inc.
7.72%, 02/15/19 (b)	1,000	966
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	1,000	406
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	3,000	1,418
ZFS Finance USA Trust III
3.15%, 03/16/09 (a)(b)(c)	1,000	304

		3,131

		24,001

Industrial 15.6%

Basic Industry 0.5%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)	1,000	952

Capital Goods 0.6%
Honeywell International, Inc.
5.00%, 02/15/19 (b)	250	243
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100	105
Waste Management, Inc.
7.38%, 03/11/19 (b)	850	846

		1,194

Communications 3.3%
Alltel Corp.
7.00%, 07/01/12 (b)	500	516
AT&T, Inc.
6.70%, 11/15/13 (b)	400	424

See financial notes 27

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

British Sky Broadcasting Group PLC
9.50%, 11/15/18 (b)(c)	500	525
Deutsche Telekom International Finance
8.50%, 06/15/10	1,000	1,052
News America Holdings, Inc.
9.25%, 02/01/13	500	526
News America, Inc.
7.25%, 05/18/18	650	604
Telefonica Emisiones, S.A.U.
1.83%, 03/20/09 (a)(b)	1,000	995
Time Warner Cable, Inc.
8.75%, 02/14/19 (b)	300	321
Time Warner Entertainment Co. LP
10.15%, 05/01/12	480	520
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	500	573
Verizon Wireless Capital LLC
7.38%, 11/15/13 (b)(c)	250	266
5.55%, 02/01/14 (b)(c)	100	99

		6,421

Consumer Cyclical 3.7%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	1,000	615
6.94%, 01/10/30 (b)(c)	1,957	1,520
Daimler Finance N.A. LLC
2.35%, 03/13/09 (a)(b)	2,000	2,000
Historic TW, Inc.
6.88%, 06/15/18	350	327
PACCAR, Inc.
6.88%, 02/15/14 (b)	200	204
Viacom, Inc.
2.27%, 03/16/09 (a)	2,000	1,980
5.75%, 04/30/11 (b)	100	97
6.25%, 04/30/16 (b)	500	426

		7,169

Consumer Non-Cyclical 3.5%
Abbott Laboratories
5.13%, 04/01/19 (b)	700	694
Altria Group, Inc.
9.25%, 08/06/19	1,000	1,021
AmerisourceBergen Corp.
5.88%, 09/15/15 (b)	1,000	927
McKesson Corp.
7.50%, 02/15/19 (b)	200	209
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500	493
Novartis Securities Investment Ltd.
5.13%, 02/10/19 (b)	1,000	991
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500	602
Philip Morris International, Inc.
6.88%, 03/17/14	500	539
Roche Holdings, Inc.
5.00%, 03/01/14 (b)(c)	1,000	1,012
The Kroger Co.
7.50%, 01/15/14 (b)	200	221

		6,709

Energy 3.4%
Apache Corp.
6.90%, 09/15/18 (b)	100	109
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100	106
7.50%, 11/15/18 (b)	100	110
Canadian Oil Sands Ltd.
4.80%, 08/10/09 (b)(c)	2,800	2,784
Chevron Corp.
4.95%, 03/03/19 (b)	1,000	1,001
Hess Corp.
8.13%, 02/15/19 (b)	1,000	1,021
Marathon Oil Corp.
6.50%, 02/15/14 (b)	1,000	1,004
Noble Energy, Inc.
8.25%, 03/01/19 (b)	150	151
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250	256

		6,542

Technology 0.5%
Xerox Corp.
7.13%, 06/15/10 (b)	1,000	1,009

Transportation 0.1%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	100	107

		30,103

Utilities 3.1%

Electric 1.4%
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	125	143
Duke Energy Corp.
6.30%, 02/01/14 (b)	500	520
Nevada Power Co.
6.50%, 04/15/12 (b)	1,000	1,016
7.13%, 03/15/19 (b)	500	490
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	500	599

		2,768

Natural Gas 1.7%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)	708	582
Enterprise Products Operating LLC
8.38%, 08/01/16 (a)(b)	2,250	1,521
9.75%, 01/31/14 (b)	100	108
Kinder Morgan Energy Partners LP
9.00%, 02/01/19 (b)	500	540
Williams Cos., Inc.
8.75%, 01/15/20 (c)	500	498

		3,249

		6,017

Total Corporate Bonds (Cost $66,832)		60,121

Asset-Backed Obligations 8.6% of net assets
ACE Securities Corp.
Series 2003-HS1 Class M3
4.22%, 03/25/09 (a)(b)	1,500	614
Aegis Asset Backed Securities Trust
Series 2006-1 Class A1
0.55%, 03/25/09 (a)(b)	104	99

28 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Ameriquest Mortgage Securities, Inc.
Series 2001-2 Class M2
2.35%, 03/25/09 (a)(b)	172	167
Series 2003-11 Class M5
3.72%, 03/25/09 (a)(b)	134	16
Amortizing Residential Collateral Trust
Series 2002-BC4 Class A
0.76%, 03/25/09 (a)(b)	1	1
Argent Securities, Inc.
Series 2003-W3 Class M1
1.22%, 03/25/09 (a)(b)	4,250	2,788
Citibank Credit Card Issuance Trust
Series 2006-A5 Class A5
5.30%, 05/20/11 (b)	110	110
Citifinancial Mortgage Securities, Inc.
Series 2004-1 Class AF2
2.65%, 03/02/09 (a)(b)	378	340
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4 Class A1F
5.79%, 03/02/09 (a)(b)	433	417
Long Beach Mortgage Loan Trust
Series 2004-1 Class M6
1.87%, 03/25/09 (a)(b)	673	271
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WMC3 Class M4
4.39%, 03/25/09 (a)(b)	3,059	818
Novastar Home Equity Loan
Series 2004-4 Class M1
1.09%, 03/25/09 (a)(b)	3,340	3,264
Series 2003-4 Class M1
1.18%, 03/25/09 (a)(b)	2,123	1,409
Park Place Securities, Inc.
Series 2005-WLL1 Class M1
0.89%, 03/25/09 (a)(b)	2,000	1,482
Series 2004-WCW1 Class M1
1.10%, 03/25/09 (a)(b)	3,369	3,029
Series 2004-MHQ1 Class M1
1.17%, 03/25/09 (a)(b)	1,000	681
Structured Asset Securities Corp.
Series 2005-2XS Class 1A5A
4.72%, 03/02/09 (a)(b)	1,897	1,225

Total Asset-Backed Obligations (Cost $19,795)		16,731

Mortgage-Backed Securities 49.1% of net assets

Collateralized Mortgage Obligations 12.5%
American Home Mortgage Investment Trust
Series 2005-1 Class 7A2
5.29%, 03/01/09 (a)(b)	3,223	1,325
Banc of America Alternative Loan Trust
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)	2,474	422
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(e)	3,648	619
Banc of America Mortgage Securities, Inc.
Series 2005-E Class 3A1
5.23%, 03/02/09 (a)(b)	6,943	4,948
Countrywide Alternative Loan Trust
Series 2005-J11 Class 7A1
6.00%, 06/25/17 (b)	221	191
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-56 Class 4A2
4.93%, 03/01/09 (a)(b)	6,132	3,103
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	3,591	3,337
Deutsche Alternative Asset Securities, Inc.
Series 2005-6 Class 1A3
5.50%, 12/25/35 (b)	1,802	1,487
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 03/02/09 (a)(b)	1,924	1,498
Impac CMB Trust
2004-5 Coll Asset Bkd Cl 1 A1
0.83%, 03/25/09 (a)(b)	414	239
JP Morgan Mortgage Trust
Series 2007-A1 Class 6A1
4.78%, 03/02/09 (a)(b)	1,771	1,352
Series 2004-A6 Class 4A1
5.45%, 03/02/09 (a)(b)	3,489	2,743
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS Class 1A2S
5.50%, 03/02/09 (a)(b)	2,038	1,661
Sequoia Mortgage Trust
Series 2007-3 Class 1A1
0.67%, 03/20/09 (a)(b)	1,903	1,334

		24,259

U.S. Government Agency Mortgages 36.6%
Fannie Mae
5.50%, 02/16/14 to 06/28/16	10,802	11,110
5.00%, 07/30/15 to 03/10/17	10,787	11,008
9.75%, 07/01/16	4	5
4.50%, 11/01/20 (e)	11,078	919
6.00%, 07/01/37	15,953	16,496
6.50%, 11/01/37	2,619	2,743
Fannie Mae TBA
5.00%, 03/12/39	9,500	9,665
5.50%, 03/12/39	15,000	15,368
Freddie Mac
4.50%, 02/28/10 to 02/25/11	58	60
3.50%, 05/01/11	43	43
5.50%, 02/15/23 (b)(e)	414	10
5.50%, 12/01/34	1,185	1,217
4.00%, 09/01/35	42	41
Ginnie Mae I
7.63%, 10/09/14 to 12/21/14	236	254
7.13%, 11/14/14 to 12/21/14	409	436
7.38%, 01/26/15 to 01/25/18	631	677
7.00%, 03/04/15 to 03/22/15	437	473

See financial notes 29

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

7.25%, 04/15/29	158	169

		70,694

Total Mortgage-Backed Securities (Cost $96,808)		94,953

Commercial Mortgage Backed Securities 2.7% of net assets

Commercial Mortgage Backed Securities 2.7%
Bear Stearns Commercial Mortgage Securities
Series 2005-PR10 Class A4
5.41%, 03/01/09 (a)(b)	2,230	1,615
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A2
5.51%, 03/02/09 (a)(b)	780	698
GS Mortgage Securities Corp II
Series 2007-GG10 Class A4
5.80%, 03/02/09 (a)(b)	4,000	2,327
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	167	151
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 03/11/09 (a)(b)	710	532

Total Commercial Mortgage Backed Securities (Cost $5,484)		5,323

U.S. Government Securities 20.2% of net assets

U.S. Government Agency Securities 8.8%
Federal Home Loan Bank
3.63%, 09/16/11	7,500	7,860
4.00%, 09/06/13	2,000	2,117
5.25%, 06/18/14	4,000	4,434
5.00%, 11/17/17	1,000	1,073
Freddie Mac
5.88%, 03/21/11	1,542	1,619

		17,103

U.S. Treasury Obligations 11.4%
U.S. Treasury Notes
2.75%, 10/31/13	7,000	7,266
1.75%, 01/31/14	1,225	1,212
4.25%, 08/15/15	8,900	9,850
2.75%, 02/15/19	3,750	3,657

		21,985

Total U.S. Government Securities (Cost $38,478)		39,088

Foreign Government Agencies 0.2% of net assets

Sovereign 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	100	102
Korea Development Bank
8.00%, 01/23/14	100	101
Petroleos Mexicanos
8.00%, 05/03/19 (b)(c)	100	99

Total Foreign Government Agencies (Cost $296)		302

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Company 0.9% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	1,779,333	1,779

Total Other Investment Company (Cost $1,779)		1,779

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
0.04%, 03/05/09 (d)	200	200
0.23%, 06/25/09 (d)	100	100
0.25%, 07/02/09 (d)	200	200

Total Short-Term Investments (Cost $500)		500

End of Investments.

(All dollar amounts are x 1,000)

At 02/28/09 the tax basis cost of the fund’s investments was $229,974 and the unrealized appreciation and depreciation were $4,936 and ($16,113), respectively, with a net unrealized depreciation of ($11,177).

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,148 or 7.3% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts and swap agreements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

In addition to the above, the fund held the following at
02/28/09. All numbers are x 1,000 except number of futures contracts.

30 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts

Future Contract - Long

5 Years, Long, U.S. Treasury Note, expires 06/30/09	2	233	(1)

Future Contract - Short

10 Years, Short, U.S. Treasury Note, expires 06/19/09	(20)	2,401	(1)

Net unrealized losses			(2)

See financial notes 31

 Schwab Premier Income Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $229,972)		$218,797
Receivables:
Investments sold		2,000
Interest		1,758
Fund shares sold		72
Due from investments adviser		10
Due from broker for futures		1
Prepaid expenses		14

Total assets		222,652

Liabilities
Payables:
Investments bought		28,522
Transfer agent and shareholder services fees		20
Distributions to shareholders		533
Fund shares redeemed		169

Total liabilities		29,244

Net Assets
Total assets		222,652
Total liabilities	−	29,244

Net assets		$193,408
Net Assets by Source
Capital received from investors		215,707
Distribution in excess of net investment income		(55)
Net realized capital losses		(11,067)
Net unrealized capital losses		(11,177)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$47,287		5,154		$9.17
Select Shares	$111,788		12,188		$9.17
Institutional Shares	$34,333		3,743		$9.17

32 See financial notes

 Schwab Premier Income Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$7,307

Net Realized Gains and Losses
Net realized losses on investments		(7,525)
Net realized losses on futures contracts		(513)

Net realized losses		(8,038)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(9,586)
Net unrealized losses on futures contracts		(15)

Net unrealized losses		(9,601)

Expenses
Investment adviser and administrator fees		637
Transfer agent and shareholder service fees:
Investor Shares		64
Select Shares		61
Institutional Shares		20
Portfolio accounting fees		28
Professional fees		21
Custodian fees		9
Shareholder reports		8
Trustees’ fees		7
Interest expense		1
Registration fees		(9)
Other expenses	+	3

Total expenses		850
Expense reduction by adviser and Schwab	−	64

Net expenses		786

Increase (Decrease) in Net Assets from Operations
Total investment income		7,307
Net expenses	−	786

Net investment income		6,521
Net realized losses		(8,038)
Net unrealized losses	+	(9,601)

Decrease in net assets from operations		($11,118)

See financial notes 33

 Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/08-02/28/09	10/31/07*-08/31/08
Net investment income		$6,521	$10,665
Net realized losses		(8,038)	(2,985)
Net unrealized losses	+	(9,601)	(1,576)

Increase (decrease) in net assets from operations		(11,118)	6,104

Distributions to shareholders

Distribution from net investment income
Investor Shares		1,574	2,533
Select Shares		3,795	6,637
Institutional Shares	+	1,228	1,518

Total distributions from net investment income		$6,597	$10,688

Transactions in Fund Shares

		9/1/08-02/28/09		10/31/07*-08/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		275	$2,625	7,598	$76,843
Select Shares		613	5,857	21,266	215,561
Institutional Shares	+	84	795	5,565	56,241

Total shares sold		972	$9,277	34,429	$348,645

Shares Reinvested
Investor Shares		117	$1,098	179	$1,811
Select Shares		258	2,420	443	4,481
Institutional Shares	+	86	805	95	954

Total shares reinvested		461	$4,323	717	$7,246

Shares Redeemed
Investor Shares		(1,116)	($10,637)	(1,899)	($19,229)
Select Shares		(2,806)	(26,823)	(7,586)	(76,659)
Institutional Shares	+	(1,112)	(10,619)	(975)	(9,817)

Total shares redeemed		(5,034)	($48,079)	(10,460)	($105,705)

Net transactions in fund shares		(3,601)	($34,479)	24,686	$250,186

Shares Outstanding and Net Assets

		9/1/08-02/28/09		10/31/07*-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,686	$245,602	−	$−
Total increase (decrease)	+	(3,601)	(52,194)	24,686	245,602

End of period		21,085	$193,408	24,686	$245,602

Distribution in excess of net investment income/ Net investment income not yet distributed			($55)		$21

* Commencement of operations.

34 See financial notes

Schwab Total Bond Market Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
	2/28/09*	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per-Share Data ($)

Net asset value at beginning of period	9.16	9.72	9.76	10.10	10.15	10.20

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.48	0.51	0.47	0.35	0.31
Net realized and unrealized gains (losses)	(0.52)	(0.56)	(0.04)	(0.31)	0.08	0.32

Total from investment operations	(0.32)	(0.08)	0.47	0.16	0.43	0.63
Less distributions:
Distributions from net investment income	(0.20)	(0.48)	(0.51)	(0.47)	(0.36)	(0.33)
Distributions from net realized gains	−	−	−	(0.03)	(0.12)	(0.35)

Total Distributions	(0.20)	(0.48)	(0.51)	(0.50)	(0.48)	(0.68)

Net asset value at end of period	8.64	9.16	9.72	9.76	10.10	10.15

Total return (%)	(3.55)[1]	(0.91)	4.90	1.66	4.31	6.37

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55 [2]	0.52	0.53	0.53	0.54	0.52
Gross operating expenses	0.60 [2]	0.52	0.53	0.53	0.54	0.54
Net investment income (loss)	4.44 [2]	5.03	5.16	4.68	3.49	3.08
Portfolio turnover rate	307 [1]	433	311	221	221	223
Net assets, end of period ($ x 1,000,000)	952	1,260	1,534	1,233	1,195	1,042

* Unaudited.

1 Not annualized.
2 Annualized.

See financial notes 35

 Schwab Total Bond Market Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

40.6%		Mortgage-Backed Securities	379,180	386,216
19.9%		Corporate Bonds	222,661	189,442
33.7%		U.S. Government and Government Agencies	307,338	320,770
4.1%		Commercial Mortgage Backed Securities	59,939	39,483
2.5%		Asset-Backed Obligations	29,357	23,687
1.7%		Foreign Government Agencies	16,992	16,534
0.4%		Preferred Stock	6,734	3,716
3.6%		Other Investment Company	34,635	34,635
0.1%		Short-Term Investment	1,099	1,099

106.6%		Total Investments	1,057,935	1,015,582
(6	.6)%	Other Assets and Liabilities, Net		(63,285)

100.0%		Net Assets		952,297

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 40.6% of net assets

Collateralized Mortgage Obligations 0.7%
Banc of America Alternative Loan Trust
Series 2003-11 Class 15
0.35%, 03/01/09 (a)(b)(e)	32,789	297
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)	4,178	713
Countrywide Alternative Loan Trust
Series 2004-J2 Class 2X
0.42%, 03/01/09 (a)(b)(e)	10,911	122
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J6 Class 1A1
5.50%, 08/25/33 (b)	3,766	3,563
Sequoia Mortgage Trust
Series 2004-4 Class B1
0.97%, 03/20/09 (a)(b)	1,713	884
Series 2004-4 Class B2
1.37%, 03/20/09 (a)(b)	1,370	592

		6,171

U.S. Government Agency Mortgages 39.9%
Fannie Mae
4.98%, 03/01/09 (a)	4,379	4,383
6.66%, 03/01/09 (a)	1,971	2,044
5.50%, 12/01/13 to 11/01/36	79,441	81,737
6.00%, 11/01/16 to 06/01/36	22,060	22,872
5.00%, 12/01/17 to 12/01/36	45,271	46,431
4.00%, 07/01/18	3,458	3,492
4.50%, 10/01/20 to 10/01/35	15,084	15,294
6.50%, 09/01/22 to 11/01/37	15,621	16,415
7.50%, 01/01/33	1,343	1,437
7.00%, 04/01/37	5,958	6,306
Fannie Mae TBA
6.50%, 03/12/39	5,000	5,229
6.00%, 03/12/39	30,000	30,989
5.50%, 03/12/39	22,000	22,540
Freddie Mac
5.57%, 03/01/09 (a)	13,262	13,717
5.62%, 05/06/14 (a)	8,881	9,197
6.00%, 04/01/15 to 01/01/34	13,283	13,858
4.00%, 05/01/18	2,516	2,530
4.50%, 08/01/20	4,755	4,857
5.00%, 04/01/34 to 11/01/35	30,014	30,554
Ginnie Mae
5.00%, 08/15/28 to 03/15/36	6,381	6,538
7.50%, 03/15/32	596	642
6.00%, 05/15/32 to 08/15/37	14,021	14,536
5.50%, 04/15/33 to 12/15/37	16,826	17,320
7.00%, 06/15/33	1,682	1,831
4.50%, 09/15/33	779	785
6.50%, 09/15/38	4,320	4,511

		380,045

Total Mortgage-Backed Securities (Cost $379,180)		386,216

Corporate Bonds 19.9% of net assets

Finance 6.9%

Banking 4.4%
Bank of America Corp.
5.63%, 10/14/16	2,000	1,694
Bank of America NA
6.00%, 10/15/36	2,000	1,379

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Barclays Bank PLC
7.43%, 09/29/49 (a)(b)(c)	3,000	1,132
BBVA Bancomer S.A.
5.38%, 07/22/10 (a)(b)(c)	3,000	2,026
Citigroup, Inc.
6.50%, 08/19/13	5,000	4,666
Credit Suisse New York
5.00%, 05/15/13	3,000	2,899
Deutsche Bank Capital Trust
3.27%, 03/30/09 (a)(c)	10,200	8,173
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	1,000	251
JPMorgan Chase & Co.
5.60%, 06/01/11	250	255
6.40%, 05/15/38	2,500	2,399
Morgan Stanley
6.75%, 04/15/11 (b)	500	502
4.75%, 04/01/14	3,200	2,686
7.25%, 04/01/32 (b)	500	442
RBS Capital Trust IV
2.26%, 03/31/09 (a)(b)	10,500	1,501
The Bear Stearns Cos. LLC
7.25%, 02/01/18	3,250	3,376
The Goldman Sachs Group, Inc.
6.60%, 01/15/12	1,000	1,004
7.50%, 02/15/19	1,000	992
5.95%, 01/15/27 (b)	2,000	1,377
Wachovia Bank NA
4.88%, 02/01/15	2,000	1,787
Wells Fargo & Co.
4.38%, 01/31/13	2,000	1,894
5.63%, 12/11/17	2,000	1,902

		42,337

Brokerage 0.5%
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000	1,787
6.15%, 04/25/13	2,000	1,850
6.11%, 01/29/37 (b)	2,500	1,304

		4,941

Finance Company 0.6%
CME Group, Inc.
5.75%, 02/15/14 (b)	650	655
General Electric Capital Corp.
4.80%, 05/01/13	1,000	943
6.88%, 01/10/39	1,000	811
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)	5,850	1,741
International Lease Finance Corp.
6.38%, 03/25/13	2,500	1,577

		5,727

Insurance 1.1%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	700	691
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/16 (a)(b)	2,000	299
Highmark, Inc.
6.80%, 08/15/13 (b)(c)	4,000	3,761
MetLife, Inc.
7.72%, 02/15/19 (b)	1,000	966
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	4,000	1,622
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	2,500	1,181
ZFS Finance USA Trust III
3.15%, 03/16/09 (a)(b)(c)	5,000	1,519

		10,039

Real Estate Investment Trust 0.3%
Simon Property Group LP
5.75%, 12/01/15 (b)	3,000	2,465

		65,509

Industrial 10.6%

Basic Industry 0.2%
Barrick North America Finance LLC
7.50%, 09/15/38 (b)	1,000	930
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	1,000	967

		1,897

Capital Goods 1.0%
Caterpillar, Inc.
7.00%, 12/15/13 (b)	500	530
General Dynamics Corp.
5.25%, 02/01/14	800	849
General Electric Co.
5.25%, 12/06/17	1,000	922
Honeywell International, Inc.
5.00%, 02/15/19 (b)	750	729
John Deere Capital Corp.
4.90%, 09/09/13	500	497
Raytheon Co.
5.50%, 11/15/12 (b)	1,000	1,037
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200	209
United Technologies Corp.
6.13%, 02/01/19 (b)	2,000	2,126
Waste Management, Inc.
7.38%, 08/01/10 (b)	1,500	1,540
6.38%, 03/11/15 (b)	1,000	992

		9,431

Communications 3.0%
Alltel Corp.
7.00%, 07/01/12 (b)	1,250	1,291
America Movil, S.A.B. de CV
5.75%, 01/15/15 (b)	3,000	2,876
AT&T, Inc.
5.80%, 02/15/19 (b)	2,000	1,946
6.55%, 02/15/39 (b)	2,000	1,862
Comcast Corp.
5.70%, 05/15/18 (b)	2,000	1,851
Cox Communications, Inc.
6.95%, 06/01/38 (b)	1,000	840
8.38%, 03/01/39 (b)(c)	500	482
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	1,000	787
News America Holdings, Inc.
9.25%, 02/01/13	800	842
News America, Inc.
6.65%, 11/15/37 (b)	1,000	811
Rogers Communications, Inc.
6.80%, 08/15/18 (b)	1,000	1,003

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Telefonica Emisiones, S.A.U.
1.83%, 03/20/09 (a)(b)	3,645	3,627
6.42%, 06/20/16 (b)	3,000	3,052
Time Warner Cable, Inc.
8.75%, 02/14/19 (b)	1,000	1,069
Time Warner Entertainment Co. LP
10.15%, 05/01/12	1,500	1,624
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	2,000	2,291
8.95%, 03/01/39 (b)	1,000	1,183
Verizon Wireless Capital LLC
5.55%, 02/01/14 (b)(c)	900	896

		28,333

Consumer Cyclical 1.5%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	5,000	3,077
CVS Pass-Through Trust
6.94%, 01/10/30 (b)(c)	1,957	1,520
McDonald’s Corp.
5.00%, 02/01/19 (b)	1,000	1,014
PACCAR, Inc.
6.88%, 02/15/14 (b)	800	817
The Walt Disney Co.
4.50%, 12/15/13 (b)	750	766
Viacom, Inc.
2.27%, 03/16/09 (a)	4,200	4,158
5.75%, 04/30/11 (b)	500	485
6.25%, 04/30/16 (b)	1,000	852
Wal-Mart Stores, Inc.
6.20%, 04/15/38	2,000	2,081

		14,770

Consumer Non-Cyclical 2.8%
Abbott Laboratories
6.00%, 04/01/39 (b)	1,000	1,004
Amgen, Inc.
5.70%, 02/01/19 (b)	1,000	1,010
Baxter International, Inc.
4.00%, 03/01/14 (b)	1,000	1,001
Bottling Group LLC
6.95%, 03/15/14 (b)	500	569
5.13%, 01/15/19 (b)	500	499
Campbell Soup Co.
4.50%, 02/15/19 (b)	2,000	1,928
Coca-Cola Enterprises, Inc.
4.25%, 03/01/15 (b)	1,000	979
Diageo Capital PLC
7.38%, 01/15/14 (b)	750	835
General Mills, Inc.
5.25%, 08/15/13 (b)	500	513
5.65%, 02/15/19 (b)	1,000	1,001
Johnson & Johnson
5.85%, 07/15/38 (b)	3,000	3,209
Kraft Foods, Inc.
6.75%, 02/19/14	1,500	1,603
McKesson Corp.
7.50%, 02/15/19 (b)	800	837
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	1,000	986
Novartis Capital Corp.
4.13%, 02/10/14 (b)	500	505
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500	602
Philip Morris International, Inc.
5.65%, 05/16/18	1,000	972
6.38%, 05/16/38	2,000	1,974
Procter & Gamble Co.
4.60%, 01/15/14 (b)	1,000	1,050
Safeway, Inc.
6.25%, 03/15/14 (b)	1,500	1,555
The Kroger Co.
7.50%, 01/15/14 (b)	1,300	1,437
Universal Health Services, Inc.
6.75%, 11/15/11 (b)	1,630	1,563
Wyeth
5.50%, 03/15/13 (b)	1,000	1,048

		26,680

Energy 1.2%
Apache Corp.
6.90%, 09/15/18 (b)	400	436
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100	106
7.50%, 11/15/18 (b)	400	440
BP Capital Markets PLC
5.25%, 11/07/13	900	957
Chevron Corp.
3.95%, 03/03/14 (b)	1,500	1,510
ConocoPhillips
6.50%, 02/01/39 (b)	1,000	972
Devon Energy Corp.
5.63%, 01/15/14 (b)	300	303
Hess Corp.
8.13%, 02/15/19 (b)	1,000	1,021
Marathon Oil Corp.
7.50%, 02/15/19 (b)	1,000	973
Noble Energy, Inc.
8.25%, 03/01/19 (b)	750	754
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	750	832
Shell International Finance BV
6.38%, 12/15/38 (b)	2,000	2,089
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250	256
XTO Energy, Inc.
6.75%, 08/01/37 (b)	1,000	895

		11,544

Technology 0.7%
Cisco Systems, Inc.
5.90%, 02/15/39 (b)	1,000	934
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	700	742
International Business Machines Corp.
5.70%, 09/14/17 (b)	1,000	1,028
7.63%, 10/15/18 (b)	1,000	1,133
Xerox Corp.
7.13%, 06/15/10 (b)	2,000	2,018
5.65%, 05/15/13 (b)	500	452

		6,307

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	700	748

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Norfolk Southern Corp.
5.75%, 01/15/16 (b)(c)	1,000	973

		1,721

		100,683

Utilities 2.4%

Electric 1.3%
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	600	688
Duke Energy Carolinas LLC
7.00%, 11/15/18 (b)	1,000	1,144
Georgia Power Co.
6.00%, 11/01/13 (b)	750	809
5.95%, 02/01/39 (b)	1,000	992
Nevada Power Co.
7.13%, 03/15/19 (b)	1,500	1,469
Ohio Edison Co.
8.25%, 10/15/38 (b)	500	557
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	1,500	1,797
Pacificorp
6.00%, 01/15/39 (b)	2,000	1,983
PPL Electric Utilities Corp.
7.13%, 11/30/13 (b)	400	450
Southern California Edison Co.
5.75%, 03/15/14 (b)	1,500	1,618
The Detroit Edison Co.
6.40%, 10/01/13 (b)	800	833
Virginia Electric & Power Co.
8.88%, 11/15/38	500	623

		12,963

Natural Gas 1.1%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13 (b)	1,000	1,014
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	400	434
8.38%, 08/01/16 (a)(b)	3,000	2,028
Kinder Morgan Energy Partners LP
5.95%, 02/15/18 (b)	1,000	943
Magellan Midstream Partners LP
6.40%, 07/15/18 (b)	1,000	865
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)	700	682
Southern California Gas Co.
5.50%, 03/15/14 (b)	1,500	1,590
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)	2,000	1,716
TransCanada Pipelines Ltd.
7.13%, 01/15/19 (b)	500	517
Williams Cos., Inc.
8.38%, 01/15/20 (c)	500	498

		10,287

		23,250

Total Corporate Bonds (Cost $222,661)		189,442

U.S. Government and Government Agencies 33.7% of net assets

U.S. Government Agency Guaranteed 1.1%
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (f)	2,000	2,046
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (f)	3,500	3,603
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (f)	1,000	1,036
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (f)	4,000	4,109

		10,794

U.S. Government Agency Securities 9.1%
Fannie Mae
6.63%, 09/15/09	4,000	4,121
6.25%, 02/01/11	1,001	1,058
1.75%, 03/23/11	8,000	8,011
4.25%, 06/24/11 (b)	2,000	2,021
3.63%, 08/15/11	6,000	6,303
4.12%, 05/06/13 (b)	3,000	3,050
2.75%, 02/05/14	5,000	5,004
4.38%, 10/15/15	2,000	2,128
5.38%, 06/12/17	4,000	4,516
6.63%, 11/15/30	1,500	1,960
Federal Home Loan Bank
3.26%, 10/02/09	10,000	10,140
3.63%, 09/16/11	5,700	5,973
3.63%, 05/29/13	3,000	3,131
4.00%, 09/06/13	2,000	2,117
3.63%, 10/18/13	1,000	1,035
5.00%, 11/17/17	2,000	2,147
5.50%, 07/15/36	1,000	1,133
Freddie Mac
5.20%, 03/05/09 (b)	1,000	1,000
4.75%, 11/03/09	4,000	4,102
3.63%, 07/23/10 (b)	2,000	2,019
5.88%, 03/21/11	300	315
3.88%, 06/29/11	3,000	3,160
4.25%, 04/29/13 (b)	2,000	2,010
4.75%, 11/17/15	4,000	4,357
4.75%, 04/03/18 (b)	2,000	2,006
4.88%, 06/13/18	2,000	2,161
6.25%, 07/15/32	1,000	1,267

		86,245

U.S. Treasury Obligations 23.5%
U.S. Treasury Bonds
6.25%, 08/15/23	5,000	6,265
6.00%, 02/15/26	12,000	15,041
5.25%, 02/15/29	12,000	14,036
4.50%, 05/15/38	4,300	4,883
U.S. Treasury Notes
2.88%, 06/30/10	25,000	25,685
1.50%, 10/31/10	2,950	2,978
0.88%, 01/31/11	2,000	1,997
4.88%, 07/31/11	46,000	50,086
1.13%, 01/15/12	10,000	9,931

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

1.38%, 02/15/12	4,000	4,013
2.75%, 10/31/13	3,695	3,835
4.00%, 02/15/15	45,300	49,646
4.50%, 02/15/16	4,200	4,707
2.63%, 02/29/16	6,000	6,030
4.25%, 11/15/17	11,650	12,803
3.75%, 11/15/18	9,150	9,698
2.75%, 02/15/19	2,150	2,097

		223,731

Total U.S. Government and Government Agencies (Cost $307,338)		320,770

Commercial Mortgage Backed Securities 4.1% of net assets

Commercial Mortgage Backed Securities 4.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 01/17/11 (a)(b)	9,000	7,784
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	9,000	5,664
Bear Stearns Commercial Mortgage Securities
Series 2005-PR10 Class A4
5.41%, 03/01/09 (a)(b)	3,000	2,172
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.23%, 03/01/09 (a)(b)	5,000	4,078
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A2
5.51%, 08/14/10 (a)(b)	7,000	6,267
WAMU Commercial Mortgage Security Trust
Series 2007-SL2 Class A
5.32%, 03/01/09 (a)(b)(c)	13,212	5,256
Series 2007-SL3 Class A
5.94%, 03/02/09 (a)(b)(c)	14,254	8,262

Total Commercial Mortgage Backed Securities (Cost $59,939)		39,483

Asset-Backed Obligations 2.5% of net assets
ACE Securities Corp.
Series 2003-HS1 Class M3
4.22%, 03/25/09 (a)(b)	2,581	1,057
Argent Securities, Inc.
Series 2004-W11 Class M1
1.09%, 03/25/09 (a)(b)	4,979	3,414
Carrington Mortgage Loan Trust
Series 2005-NC4 Class M1
0.95%, 03/25/09 (a)(b)	5,000	2,677
Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)	2,900	2,944
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4 Class A1F
5.79%, 03/01/09 (a)(b)	1,589	1,528
Honda Auto Receivables Owner Trust
Series 2008-1 Class A3
4.47%, 01/18/12 (b)	3,000	3,000
Marriott Vacation Club Owner Trust
Series 2007-2A Class B
6.06%, 10/20/29 (b)	939	731
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)	2,000	1,975
Novastar Home Equity Loan
Series 2003-4 Class M1
1.18%, 03/25/09 (a)(b)	4,953	3,289
Park Place Securities, Inc.
Series 2005-WLL1 Class M1
0.89%, 03/25/09 (a)(b)	4,000	2,965
Securitized Asset Backed Receivables LLC Trust
Series 2006-WM4 Class A2A
0.55%, 03/25/09 (a)(b)	173	107

Total Asset-Backed Obligations (Cost $29,357)		23,687

Foreign Government Agencies 1.7% of net assets

Foreign Agencies 0.4%

Germany 0.3%
KFW Bankengruppe
2.00%, 01/17/12	3,000	2,983

Mexico 0.0%
Petroleos Mexicanos
8.00%, 05/03/19 (b)(c)	400	395

Republic of Korea 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	500	512
Korea Development Bank
8.00%, 01/23/14	500	506

		1,018

		4,396

Sovereign 0.5%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	3,000	2,917

Mexico 0.2%
United Mexican States
5.95%, 03/19/19 (b)	2,000	1,930

		4,847

Supranational 0.8%
European Investment Bank
4.25%, 07/15/13	7,000	7,291

Total Foreign Government Agencies (Cost $16,992)		16,534

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.4% of net assets

CoBank, ACB (b)(c)	115,000	3,456
First Republic Preferred Capital Corp. (b)(c)(g)	700	260

Total Preferred Stock (Cost $6,734)		3,716

Other Investment Company 3.6% of net assets
State Street Institutional Liquid Reserves Fund - Institutional Class	34,634,705	34,635

Total Other Investment Company (Cost $34,635)		34,635

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.23%, 06/25/09 (d)	1,100	1,099

Total Short-Term Investments (Cost $1,099)		1,099

End of Investments.

(All dollar amounts are x 1,000)

At 02/28/09 the tax basis cost of the fund’s investments was $1,058,599 and the unrealized appreciation and depreciation were $26,136 and ($69,153), respectively, with a net depreciation of ($43,017).

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $43,128 or 4.5% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts and swap agreements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(g)	Fair-valued by Management.

In addition to the above, the fund held the following at
02/28/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

Futures Contracts - Long

2 Years, Long, U.S. Treasury Note, expires 06/30/09	40	8,664	6

See financial notes 41

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,057,935)		$1,015,582
Receivables:
Investments sold		30,232
Interest		6,476
Fund shares sold		239
Dividends		86
Due from broker for futures		6
Prepaid expenses	+	2

Total assets		1,052,623

Liabilities
Payables:
Investments bought		93,127
Investment adviser and administrator fees		16
Transfer agent and shareholder services fees		20
Fund shares redeemed		4,924
Distributions to shareholders		1,976
Accrued expenses	+	263

Total liabilities		100,326

Net Assets
Total assets		1,052,623
Total liabilities	−	100,326

Net assets		$952,297
Net Assets by Source
Capital received from investors		1,139,310
Distribution in excess of net investment income		(260)
Net realized capital losses		(144,406)
Net unrealized capital losses		(42,347)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$952,297		110,275		$8.64

42 See financial notes

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$25,658
Securities on loan		686
Dividends	+	259

Total investment income		26,603

Net Realized Gains and Losses
Net realized losses on investments		(50,893)
Net realized losses on futures contracts	+	(4,927)

Net realized losses		(55,820)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(10,211)
Net unrealized gains on futures contracts	+	236

Net unrealized losses		(9,975)

Expenses
Investment adviser and administrator fees		1,372
Transfer agent and shareholder service fees		1,334
Professional fees		300
Portfolio accounting fees		48
Custodian fees		39
Shareholder reports		37
Trustees’ fees		15
Registration fees		14
Interest expense		7
Other expenses	+	9

Total expenses		3,175
Expense reduction by adviser and Schwab	−	248

Net expenses		2,927

Increase (Decrease) in Net Assets from Operations
Total investment income		26,603
Net expenses	−	2,927

Net investment income		23,676
Net realized losses		(55,820)
Net unrealized losses	+	(9,975)

Decrease in net assets from operations		($42,119)

See financial notes 43

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/08-02/28/09	9/1/07-08/31/08
Net investment income		$23,676	$76,504
Net realized losses		(55,820)	(61,326)
Net unrealized losses	+	(9,975)	(28,309)

Decrease in net assets from operations		(42,119)	(13,131)

Distributions to shareholders
Distributions from net investment income		$23,937	$76,789

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,095	$45,065	35,574	$344,030
Shares reinvested		2,346	20,577	7,229	69,221
Shares redeemed	+	(34,709)	(307,256)	(63,117)	(597,039)

Net transactions in fund shares		(27,268)	($241,614)	(20,314)	($183,788)

Shares Outstanding and Net Assets

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		137,543	$1,259,967	157,857	$1,533,675
Total decrease	+	(27,268)	(307,670)	(20,314)	(273,708)

End of period		110,275	$952,297	137,543	$1,259,967

Distribution in excess of net investment income / Net investment income not yet distributed			($260)		$1

44 See financial notes

Schwab GNMA Fund tm

Financial Statements

Financial Highlights

	9/1/08–		9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
Investor Shares	2/28/09*		8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per Share Data ($)

Net asset value at beginning of period	9.67		9.45	9.44	9.72	9.78	9.69

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.41	0.44	0.41	0.35	0.16
Net realized and unrealized gains (losses)	0.21		0.23	0.04	(0.25)	(0.02)	0.26

Total from investment operations	0.41		0.64	0.48	0.16	0.33	0.42
Less distributions:
Distributions from net investment income	(0.21)		(0.42)	(0.47)	(0.44)	(0.39)	(0.33)

Net asset value at end of period	9.87		9.67	9.45	9.44	9.72	9.78

Total return (%)	4.25	[1]	6.85	5.16	1.74	3.47	4.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.74	[2]	0.74	0.74	0.74	0.74	0.51
Gross operating expenses	0.87	[2]	0.97	1.10	0.98	1.03	1.11
Net investment income (loss)	4.12	[2]	4.04	4.69	4.30	3.59	1.89
Portfolio turnover rate	182	[1]	518	186	126	131	199
Net assets, end of period ($ x 1,000,000)	50		28	13	15	17	18

	9/1/08–		9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
Select Shares	2/28/09*		8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per Share Data ($)

Net asset value at beginning of period	9.67		9.45	9.44	9.72	9.78	9.69

Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42	0.46	0.43	0.37	0.17
Net realized and unrealized gains (losses)	0.21		0.24	0.03	(0.25)	(0.02)	0.26

Total from investment operations	0.42		0.66	0.49	0.18	0.35	0.43
Less distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.48)	(0.46)	(0.41)	(0.34)

Net asset value at end of period	9.87		9.67	9.45	9.44	9.72	9.78

Total return (%)	4.35	[1]	7.06	5.36	1.93	3.67	4.53

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[2]	0.55	0.55	0.55	0.55	0.37
Gross operating expenses	0.72	[2]	0.81	0.95	0.84	0.88	0.96
Net investment income (loss)	4.32	[2]	4.22	4.87	4.49	3.80	2.03
Portfolio turnover rate	182	[1]	518	186	126	131	199
Net asset, end of period ($ x 1,000,000)	109		59	22	23	24	19

* Unaudited.

1 Not annualized.
2 Annualized.

See financial notes 45

 Schwab GNMA Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

94.5%		Mortgage-Backed Securities	147,571	149,913
6.4%		Other Investment Company	10,204	10,204
0.1%		Short-Term Investment	200	200

101.0%		Total Investments	157,975	160,317
(1	.0)%	Other Assets and Liabilities, Net		(1,617)

100.0%		Net Assets		158,700

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 94.5% of net assets

Collateralized Mortgage Obligations 1.9%
American Home Mortgage Investment Trust
Series 2005-1 Class 5A1
3.75%, 03/01/09 (a)(b)	13	6
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB3 Class 1A
4.43%, 03/01/09 (a)(b)	385	233
Countrywide Alternative Loan Trust
Series 2005-20CB Class 2A3
5.50%, 07/25/35 (b)	266	221
Series 2005-23CB Class A15
5.50%, 07/25/35 (b)	991	650
CS First Boston Mortgage Securities Corp.
Series 2003-AR24 Class 1A1
4.92%, 03/01/09 (a)(b)	115	83
Series 2001-26 Class 5A1
7.28%, 03/01/09 (a)(b)	134	134
Series 2002-10 Class 2A1
7.50%, 05/25/32 (b)	229	197
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)	449	422
MLCC Mortgage Investors, Inc.
Series 2004-B Class A2
2.84%, 05/25/09 (a)(b)	158	134
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2 Class 2A
5.46%, 03/01/09 (a)(b)	67	47
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.94%, 03/01/09 (a)(b)	26	25
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	94	100
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	410	377
Series 2003-S12 Class 1A3
4.50%, 11/25/18 (b)	348	340

		2,969

U.S. Government Agency Mortgages 92.6%
Fannie Mae
5.50%, 08/01/17	470	490
Fannie Mae REMICS
7.00%, 01/25/42 (b)	1,113	1,185
Freddie Mac REMICS
6.50%, 03/15/14 (b)(c)	562	50
Ginnie Mae
3.88%, 04/13/21 (a)	96	95
4.00%, 03/19/18 (a)	1,256	1,252
4.00%, 10/20/33	69	67
4.50%, 12/15/17 to 10/15/33	3,376	3,437
4.63%, 09/12/12 to 02/25/14 (a)	187	187
5.00%, 08/26/13 (a)	60	61
5.00%, 11/15/17 to 06/15/38	21,368	21,954
5.13%, 06/06/23 (a)	95	96
5.38%, 03/01/09 to 10/02/13 (a)	553	561
5.50%, 08/15/10 (a)	87	89
5.50%, 09/20/13 to 12/20/38	47,630	49,057
6.00%, 02/20/12 to 11/15/38	41,624	43,149
6.25%, 01/15/29 to 02/15/29	55	57
6.50%, 12/20/11 to 09/20/38	15,944	16,707
7.00%, 06/15/09 to 12/20/38	5,696	6,027
7.50%, 05/15/09 to 11/15/37	345	373
8.00%, 08/15/09 to 10/15/11	4	4
8.50%, 08/20/25 to 01/20/30	26	28
9.00%, 09/20/15 to 12/20/30	902	976

46 See financial notes

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Ginnie Mae TBA
6.50%, 03/20/39	1,000	1,042

		146,944

Total Mortgage-Backed Securities (Cost $147,571)		149,913

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Company 6.4% of net assets
State Street Institutional Liquid Reserves Fund - Institutional Class	10,204,399	10,204

Total Other Investment Company (Cost $10,204)		10,204

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.23%, 06/25/09	200	200

Total Short-Term Investment (Cost $200)		200

End of Investments.

(All dollar amounts are x 1,000)

At 02/28/09 the tax basis cost of the fund’s investments was $157,975 and the unrealized appreciation and depreciation were $3,077 and ($735), respectively, with a net unrealized appreciation of $2,342.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

See financial notes 47

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $157,975)		$160,317
Receivables:
Investments sold		47
Interest		698
Fund shares sold	+	889

Total assets		161,951

Liabilities
Payables:
Investments bought		2,728
Investment adviser and administrator fees		4
Transfer agent and shareholder services fees		1
Fund shares redeemed		319
Distributions to shareholders		167
Accrued expenses	+	32

Total liabilities		3,251

Net Assets
Total assets		161,951
Total liabilities	−	3,251

Net assets		$158,700
Net Assets by Source
Capital received from investors		158,580
Distribution in excess of net investment income		(140)
Net realized capital losses		(2,082)
Net unrealized capital gains		2,342

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$49,872		5,053		$9.87
Select Shares	$108,828		11,021		$9.87

48 See financial notes

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,866

Net Realized Gains and Losses
Net realized gains on investments		698
Net realized losses on futures contracts		(166)

Net realized gains		532

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,957
Net unrealized gains on futures contracts		7

Net unrealized gains		1,964

Expenses
Investment adviser and administrator fees		265
Transfer agent and shareholder service fees:
Investor Shares		45
Select Shares		41
Portfolio accounting fees		32
Professional fees		21
Registration fees		19
Custodian fees		14
Shareholder reports		6
Trustees’ fees		6
Interest expense		1
Other expenses	+	1

Total expenses		451
Expense reduction by adviser and Schwab	−	92

Net expenses		359

Increase (Decrease) in Net Assets from Operations
Total investment income		2,866
Net expenses	−	359

Net investment income		2,507
Net realized gains		532
Net unrealized gains	+	1,964

Increase in net assets from operations		$5,003

See financial notes 49

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/08-02/28/09	9/1/07-08/31/08
Net investment income		$2,507	$2,591
Net realized gains		532	83
Net unrealized gains	+	1,964	480

Increase in net assets from operations		5,003	3,154

Distributions to shareholders

Distribution from net investment income
Investor Shares		795	835
Select Shares	+	1,852	1,862

Total distributions from net investment income		$2,647	$2,697

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,025	$29,607	2,204	$21,434
Select Shares	+	7,486	73,258	5,791	56,330

Total shares sold		10,511	$102,865	7,995	$77,764

Shares Reinvested
Investor Shares		66	$644	69	$668
Select Shares	+	132	1,295	133	1,295

Total shares reinvested		198	$1,939	202	$1,963

Shares Redeemed
Investor Shares		(890)	($8,698)	(828)	($8,034)
Select Shares	+	(2,686)	(26,214)	(2,146)	(20,839)

Total shares redeemed		(3,576)	($34,912)	(2,974)	($28,873)

Net transactions in fund shares		7,133	$69,892	5,223	$50,854

Shares Outstanding and Net Assets

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,941	$86,452	3,718	$35,141
Total increase	+	7,133	72,248	5,223	51,311

End of period		16,074	$158,700	8,941	$86,452

Distribution in excess of net investment income			($140)		$−

50 See financial notes

Schwab Inflation-Protected Fundtm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	3/31/06[1]–
Investor Shares	2/28/09*	8/31/08	8/31/07	8/31/06

Per Share Data ($)

Net asset value at beginning of period	10.36	9.91	10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.30)	0.62	0.43	0.29
Net realized and unrealized gains (losses)	(0.53)	0.45	(0.10)	0.01

Total from investment operations	(0.83)	1.07	0.33	0.30
Less distributions:
Distributions from net investment income	(0.06)	(0.62)	(0.43)	(0.29)
Distributions from net realized gains	(0.07)	(0.00)[2]	—	—

Total Distributions	(0.13)	(0.62)	(0.43)	(0.29)

Net asset value at end of period	9.40	10.36	9.91	10.01

Total return (%)	(8.01)[3]	10.88	3.34	3.07	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65 [4]	0.65	0.65	0.41	[4]
Gross operating expenses	0.73 [4]	0.74	0.84	0.92	[4]
Net investment income (loss)	(5.85)[4]	7.07	4.30	6.91	[4]
Portfolio turnover rate	52 [3]	63	35	2	[3]
Net assets, end of period ($ x 1,000,000)	48	59	16	16

	9/1/08–	9/1/07–	9/1/06–	3/31/06[1]–
Select Shares	2/28/09*	8/31/08	8/31/07	8/31/06

Per Share Data ($)

Net asset value at beginning of period	10.35	9.90	10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.30)	0.63	0.45	0.30
Net realized and unrealized gains (losses)	(0.52)	0.45	(0.11)	0.01

Total Income or loss from operations	(0.82)	1.08	0.34	0.31
Less distributions:
Distributions from net investment income	(0.06)	(0.63)	(0.45)	(0.30)
Distributions from net realized gains	(0.07)	(0.00)[2]	—	—

Total Distributions	(0.13)	(0.63)	(0.45)	(0.30)

Net asset value at end of period	9.40	10.35	9.90	10.01

Total return (%)	(7.91)[3]	11.02	3.51	3.11	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50 [4]	0.50	0.50	0.36	[4]
Gross operating expenses	0.58 [4]	0.59	0.71	0.76	[4]
Net investment income (loss)	(5.68)[4]	6.50	5.16	7.06	[4]
Portfolio turnover rate	52 [3]	63	35	2	[3]
Net asset, end of period ($ x 1,000,000)	208	259	119	44

* Unaudited.

1 Commencement of operations.
2 Net realized distribution is less than 0.01.
3 Not annualized.
4 Annualized.

See financial notes 51

 Schwab Inflation-Protected Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	U.S. Government Securities	256,990	253,166
0.3%	Corporate Bond	745	750
0.1%	Short-Term Investment	300	300
—%	Other Investment Company	16	16

99.5%	Total Investments	258,051	254,232
0.5%	Other Assets and Liabilities, Net		1,372

100.0%	Net Assets		255,604

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

U.S. Government Securities 99.1% of net assets

U.S. Treasury Obligation 99.1%
U.S. Treasury Inflation Protected Securities
0.88%, 04/15/10	15,014	14,841
2.38%, 04/15/11	21,183	21,428
2.00%, 04/15/12	9,676	9,746
3.00%, 07/15/12	12,862	13,360
0.63%, 04/15/13	2,984	2,905
1.88%, 07/15/13	18,314	18,263
2.00%, 01/15/14	13,511	13,486
1.63%, 01/15/15	19,515	18,801
1.88%, 07/15/15	16,212	15,822
2.00%, 01/15/16	17,450	17,009
2.38%, 01/15/17	2,606	2,595
2.63%, 07/15/17	9,332	9,533
1.63%, 01/15/18	8,028	7,649
1.38%, 07/15/18	13,161	12,285
2.38%, 01/15/25	10,952	10,562
2.00%, 01/15/26	14,924	13,628
2.38%, 01/15/27	8,340	8,061
1.75%, 01/15/28	3,512	3,085
3.63%, 04/15/28	19,705	22,543
3.88%, 04/15/29	10,422	12,347
3.38%, 04/15/32	4,382	5,217

Total U.S. Government Securities (Cost $256,990)		253,166

Corporate Bond 0.3% of net assets

Industrial 0.3%

Consumer Non-Cyclical 0.3%
Safeway, Inc.
1.82%, 03/27/09 (a)(b)	750	750

Total Corporate Bonds (Cost $745)		750

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.27%, 07/09/09	300	300

Total Short-Term Investment (Cost $300)		300

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Company 0.0% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	16,377	16

Total Other Investment Company (Cost $16)		16

End of Investments.

(All dollar amounts are x 1,000)

At 02/28/09, the tax basis cost of the fund’s investments was $260,542, and the unrealized appreciation and depreciation were $929 and ($7,239), respectively, with a net unrealized depreciation of ($6,310).

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.

52 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $258,051)		$254,232
Receivables:
Investments sold		712
Interest		1,223
Fund shares sold	+	324

Total assets		256,491

Liabilities
Payables:
Investment adviser and administrator fees		7
Transfer agent and shareholder services fees		3
Fund shares redeemed		836
Accrued expenses	+	41

Total liabilities		887

Net Assets
Total assets		256,491
Total liabilities	−	887

Net assets		$255,604
Net Assets by Source
Capital received from investors		281,482
Distribution in excess of net investment income		(9,903)
Net realized capital losses		(12,156)
Net unrealized capital losses		(3,819)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$48,176		5,123		$9.40
Select Shares	$207,428		22,061		$9.40

See financial notes 53

 Schwab Inflation-Protected Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		($7,205)

Net Realized Gains and Losses
Net realized losses on investments		(12,027)
Net realized losses on futures contracts	+	(15)

Net realized losses		(12,042)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(6,295)
Net unrealized losses on futures contracts	+	(4)

Net unrealized losses		(6,299)

Expenses
Investment adviser and administrator fees		556
Transfer agent and shareholder service fees:
Investor Shares		64
Select Shares		114
Registration fees		23
Professional fees		23
Portfolio accounting fees		23
Shareholder reports		23
Trustees’ fees		8
Custodian fees		6
Other expenses	+	3

Total expenses		843
Expense reduction by adviser and Schwab	−	109

Net expenses		734

Increase (Decrease) in Net Assets from Operations
Total investment income		(7,205)
Net expenses	−	734

Net investment loss		(7,939)
Net realized losses		(12,042)
Net unrealized losses	+	(6,299)

Decrease in net assets from operations		($26,280)

54 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/08-02/28/09	9/1/07-08/31/08
Net investment income (loss)		($7,939)	$16,608
Net realized gains (losses)		(12,042)	2,066
Net unrealized gains (losses)	+	(6,299)	2,497

Increase (decrease) in net assets from operations		(26,280)	21,171

Distributions to shareholders

Distribution from net investment income
Investor Shares		359	2,706
Select Shares	+	1,605	13,902

Total distributions from net investment income		1,964	16,608

Distribution from net realized gains
Investor Shares		361	7
Select Shares	+	1,606	67

Total Distributions from net realized gains		1,967	74

Total distributions		$3,931	$16,682

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,430	$13,996	6,569	$69,716
Select Shares	+	5,774	55,981	20,934	218,250

Total shares sold		7,204	$69,977	27,503	$287,966

Shares Reinvested
Investor Shares		64	$612	216	$2,260
Select Shares	+	120	1,159	387	4,045

Total shares reinvested		184	$1,771	603	$6,305

Shares Redeemed
Investor Shares		(2,081)	($20,019)	(2,641)	($27,822)
Select Shares	+	(8,816)	(83,777)	(8,335)	(87,419)

Total shares redeemed		(10,897)	($103,796)	(10,976)	($115,241)

Net transactions in fund shares		(3,509)	($32,048)	17,130	$179,030

Shares Outstanding and Net Assets

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,693	$317,863	13,563	$134,344
Total increase (decrease)	+	(3,509)	(62,259)	17,130	183,519

End of period		27,184	$255,604	30,693	$317,863

Distribution in excess of net investment income			($9,903)		$−

See financial notes 55

 Schwab Bond Funds

Financial Notes

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Short-Term Bond Market Fund	Schwab 1000 Index Fund
Schwab Premier Income Fund	Schwab Tax-Free YieldPlus Fund
Schwab Total Bond Market Fund	Schwab Tax-Free Bond Fund
Schwab GNMA Fund	Schwab California Tax-Free YieldPlus Fund
Schwab Inflation Protected Fund	Schwab California Tax-Free Bond Fund
Schwab YieldPlus Fund	Schwab Global Real Estate Fund

The Schwab GNMA Fund and Schwab Inflation Protected Fund offer two share classes: Investor Shares and Select Shares®. Schwab Premier Income Fund offers three share classes: Investor Shares, Select Shares and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and/or investment minimums. Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund each offers one share class. The Schwab Premier Income Fund commenced operations on October 31, 2007.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which an approved pricing source is unable to provide a price: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps are valued either based on a model that constructs swap yield curves using market data in order to calculate proceeds, or swaps are valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual Funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

56

 Schwab Bond Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap Agreements: The funds may enter into swap agreements. In an interest rate swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

A Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Mortgage Dollar Roll: The funds may enter into mortgage dollar roll transactions. In these transactions, a fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

Short Sale: The funds may also sell securities short (sell securities they do not own). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceed amounts recorded in the Statements of Assets and Liabilities.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it

 57

 Schwab Bond Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

records as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s Statement of Operations.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or by U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that, in turn, pay the funds a negotiated fee. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business, with the exception of Premier Income Fund which declares dividends from net investment income monthly. These dividends, which are substantially equal to a fund’s net investment income (computed on a tax basis) for that day, are paid out to shareholders once a month. The funds may make distributions from net realized capital gains once a year.

58

 Schwab Bond Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective September 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2009:

 59

 Schwab Bond Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

	Investments in Securities
	Short-Term		Total		Inflation
	Bond	Premier	Bond Market	GNMA	Protected
Valuation Inputs	Market Fund*	Income Fund*	Fund*	Fund	Fund

Level 1 — Quoted prices	$157,011	$40,867	$339,415	$10,204	$253,182
Level 2 — Other significant observable inputs	103,017	176,058	663,139	150,113	1,050
Level 3 — Significant unobservable inputs	7,752	1,872	13,028	—	—
Total	$267,780	$218,797	$1,015,582	$160,317	$254,232

*	Other financial instruments include future contracts for Short-Term Bond Market Fund of ($9), Premier Income Fund of ($2) and Total Bond Market Fund of $6, respectively.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Value of Investments in Securities
	Short-Term		Total		Inflation
	Bond	Premier	Bond Market	GNMA	Protected
	Market Fund	Income Fund	Fund	Fund	Fund

Balance as of 08/31/08	$20,738	$849	$31,049	$—	$—
Accrued discount/premiums	(27)	1	(57)	—	—
Realized gain (loss)	(4,115)	0	(760)	—	—
Change in unrealized appreciation (depreciation)	(5,142)	(868)	(16,646)	—	—
Net purchase (sales)	(6,631)	0	(1,546)	—	—
Transfer in and/or out of Level 3	2,929	1,890	988	—	—
Balance as of 02/28/09	$7,752	$1,872	$13,028	$—	$—

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and assets-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the funds rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money.

Interest rate risk. The funds are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for a fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause a fund’s share price to fall. Although the funds invest primarily in investment-grade securities, a fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest

60

 Schwab Bond Funds

Financial Notes (continued)

3. Risk Factors: (continued)

payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

	Short-Term		Total		Inflation
	Bond	Premier	Bond Market	GNMA	Protected
Average daily net assets	Market Fund	Income Fund	Fund	Fund	Fund

First $500 million	0.30%	0.60%	0.30%	0.45%	0.40%
$500 million to $1 billion	0.22%	0.55%	0.22%	0.40%	0.35%
Over $1 billion	n/a	0.50%	n/a	0.375%	0.33%

Charles Schwab & Co., Inc (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%
Institutional Shares**	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through November 14, 2010, as follows:

	Short-Term		Total		Inflation
	Bond	Premier Income	Bond Market	GNMA	Protected
	Market Fund	Fund***	Fund	Fund	Fund

Investor Shares	0.55%	0.87%	0.55%	0.74%	0.65%
Select Shares *	n/a	0.72%	n/a	0.55%	0.50%
Institutional Shares**	n/a	0.63%	n/a	n/a	n/a

*	Select Shares are only offered by GNMA Fund, Inflation Protected Fund and Premier Income Fund.
**	Institutional Shares are only offered by Premier Income Fund.
***	Prior to February 1, 2008, these limits were 0.00% for all share classes.

 61

 Schwab Bond Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

The funds may engage in certain transactions involving affiliates. For instance, a fund may be purchased by other Schwab Funds, particularly Schwab MarketTrack Portfolios and Schwab Target Funds. As of February 28, 2009, the percentages of Schwab Bond Funds shares owned by other Schwab Funds are:

				Total Bond	Inflation
	Short-Term Bond		Premier	Market	Protected
	Market Fund		Income Fund	Fund	Fund

MarketTrack Growth Portfolio	—%		—%	7.3%	—%
MarketTrack Balanced Portfolio	—%		—%	12.9%	—%
MarketTrack Conservative Portfolio	—%		—%	13.6%	—%
MarketTrack Growth Portfolio II	—%		—%	0.4%	—%
Target 2010 Fund	0.5%		—%	2.2%	1.1%
Target 2015 Fund	0.0%	*	—%	0.2%	0.1%
Target 2020 Fund	0.4%		—%	4.0%	2.0%
Target 2025 Fund	0.0%	*	—%	0.2%	0.1%
Target 2030 Fund	0.4%		—%	2.6%	1.3%
Target 2035 Fund	0.0%	*	—%	0.1%	0.1%
Target 2040 Fund	0.4%		—%	1.3%	0.7%
Retirement Income Fund	1.8%		5.3%	1.1%	1.0%
Monthly Income Fund — Moderate Payout	0.3%		0.9%	0.1%	—%
Monthly Income Fund — Enhanced Payout	0.5%		1.5%	0.3%	—%
Monthly Income Fund — Maximum Payout	1.7%		5.3%	0.9%	—%
Balanced Fund	—%		—%	3.0%	—%

*	Less than 0.1%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2009, each fund’s total security transactions with other Schwab Funds were as follows:

Short-Term Bond Market Fund	$2,967
Premier Income Fund	$17,230
Total Bond Market Fund	$14,263
GNMA Fund	—
Inflation Protected Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

62

 Schwab Bond Funds

Financial Notes (continued)

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., and an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the line of credit for the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended February 28, 2009, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Long-Term	Purchases
	U.S. Government	of other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Short-Term Bond Market fund	$290,041	$85,549	$375,590
Premier Income Fund	536,982	147,042	684,024
Total Bond Market Fund	3,267,736	209,066	3,476,802
GNMA Fund	276,113	—	276,113
Inflation Protected Fund	137,790	2,369	140,159

	Sales/Maturities of	Sales/Maturities of
	Long-Term U.S. Government	other Long-Term	Total Sales/Maturities
	Securities Transactions*	Securities	of Long-Term Securities

Short-Term Bond Market Fund	$329,659	$101,089	$430,748
Premier Income Fund	582,498	139,683	722,181
Total Bond Market Fund	3,439,376	362,708	3,802,084
GNMA Fund	222,625	10	222,635
Inflation Protected Fund	163,194	1,650	164,844

*	Includes securities guaranteed by U.S. Government Agencies.

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges 2.00% of early withdrawal fees on shares redeemed or exchanged 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current fiscal year is $7.

 63

 Schwab Bond Funds

Financial Notes (continued)

9.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Short-Term	Premier	Total		Inflation
	Bond	Income	Bond Market	GNMA	Protected
Expire	Market Fund	Fund	Fund	Fund	Fund

2012	—	—	—	1,405	—
2013	—	—	—	537	—
2014	5,711	—	3,580	185	—
2015	8,716	—	11,930	251	—
2016	2,401	—	5,729	188	—

	$16,828	$—	$21,239	$2,566	$—

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2008, capital losses deferred for each fund were as follows:

	Short-Term	Premier	Total		Inflation
	Bond	Income	Bond Market	GNMA	Protected
	Market Fund	Fund	Fund	Fund	Fund

Deferred capital losses	$24,671	$2,993	$66,476	$55	—

As of August 31, 2008 management has reviewed the tax positions for open periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for the tax years before 2004.

10. Other:

The Schwab Total Bond Market Fund, CSIM, Charles Schwab & Co., Inc, and certain affiliated entities are defendants in a class action lawsuit that is pending in the United States District court for the Northern District of California. The complaint, filed on August 28, 2008, is brought on behalf of current and former Total Bond Market Fund shareholders. It alleges violations of state law and federal securities law in connection with the Total Bond Market Fund’s investment policy. On February 19, 2009, the court denied defendants’ motion to dismiss plaintiff’s federal law claim, and dismissed certain state law claims with leave to amend. On March 2, 2009, plaintiffs filed their First Amended Complaint. No estimate of the effect, if any, of these lawsuits on the fund can be made at this time.

As discussed in Item 4 of the Financial Notes, the adviser voluntarily capped the net operating expenses of the fund (excluding interest, taxes and certain non-routine expense). Notwithstanding that the legal fees and expenses related to the class action above were non-routine expenses, the adviser agreed to include these legal fees and expenses within the cap for this reporting period, subject to reimbursement by the fund to the extent the fund is reimbursed, in whole or part, by its insurance carrier for these legal fees and expenses. To the extent that the fund is not reimbursed for these legal fees and expenses by its insurance carrier, the adviser will continue to include these legal fees and expenses within the expense cap. To the extent that these legal fees and expenses cause the fund’s total annual operating expenses to exceed the expense cap, the fund will be reimbursed by the adviser.

64

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of February 28, 2009, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

 65

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

66

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Bari Havlik 1961 Chief Compliance Officer (Officer of Schwab Investments since 2009.)	Senior Vice President, Chief Compliance Officer for Charles Schwab & Co. Inc. and head of Global Compliance for the Charles Schwab Corporation since 2004. Chief Compliance Officer for Charles Schwab Investment Management, Inc since 2009.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 67

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

68

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 69

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2009 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13480-13

Schwab Tax-Free Bond Funds

Semiannual Report
February 28, 2009

Schwab Tax-Free
YieldPlus Fundtm

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Tax-Free Bond Fundtm

Four smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYTX)	-6.05%

Benchmark: Barclays Capital 1-Year Municipal Bond Index	2.30%
Fund Category: Morningstar Municipal National Short Bond	0.28%

Performance Details	pages 6-7

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	1.48%*

Benchmark: Barclays Capital 7-Year Municipal Bond Index	3.40%
Fund Category: Morningstar Municipal National Intermediate Bond	-0.64%

Performance Details	pages 8-9

Schwab California Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYCX)	0.88%

Benchmark: Barclays Capital 1-Year Municipal Bond Index	2.30%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-1.01%

Performance Details	pages 10-11

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	-0.72%*

Benchmark: Barclays Capital 7-Year Municipal Bond Index	3.40%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-1.01%

Performance Details	pages 12-13

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles which are required when preparing the annual report.
[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, investment conditions in the fixed income sector and the broader financial marketplace continued to be influenced by the ongoing financial crisis and the deepening economic recession. Many investors maintained a risk-averse stance with regard to both equities and non-government bonds. Major equity indices declined sharply during the reporting period due to the generally pessimistic outlook, while non-government bonds underperformed. Although the U.S. government put a number of stability and stimulus packages into effect throughout the reporting period, these measures have yet to produce a major turnaround in credit-sensitive bond prices.

As a result of these market conditions, Schwab bond funds that had higher allocations to high-yielding corporate and non-government mortgage backed securities, such as the Schwab Short-Term Bond Market Fund, declined during the period, as these securities underperformed. Other Schwab bond funds, such as the Schwab GNMA Fund and Schwab Tax-Free Bond Fund, that had greater allocations to government-backed securities or high-quality municipal issuances performed better in this environment. A notable exception was the Schwab Inflation Protected Fund, which invests a large percentage of assets in Treasury Inflation Protected Securities (TIPS); downward revisions in inflation expectations negatively impacted TIPS returns during the period. In general, securities that had the lowest yield and best performance were also those with the greatest liquidity, such as U.S. Treasuries.

To confirm that your portfolio allocations represent your goals and tolerance for risk, we encourage you to seek the guidance and support of your Schwab Financial Consultant or your independent investment advisor. You can reach Schwab Fixed Income Specialists at 1-877-563-7818, or Client Service Specialists at 1-800-435-4000.

Thank you for investing with us.

Sincerely,

2 Schwab Tax-Free Bond Funds

The Investment Environment

Conditions in the U.S. financial marketplace continued to deteriorate, driven by turmoil in the banking sector and economic recession. Credit, a primary catalyst of the current crisis, remained tight despite a number of responsive measures taken by the U.S. government. Steep declines in equity prices in conjunction with lending constraints hindered the ability of corporations to remain adequately capitalized. Early in the reporting period, the U.S. government took over mortgage giants Freddie Mac and Fannie Mae and intervened in AIG. Subsequently, Lehman Brothers and Washington Mutual filed for bankruptcy and were acquired by other firms. In this environment, demand for U.S. Treasuries increased dramatically, as many investors sought safety and liquidity over yield.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment and housing prices worsened during the reporting period as the economy slipped deeper into recession. GDP contracted 6.2% in the fourth quarter according to preliminary estimates, driven by declines in exports, personal consumption expenditures and residential fixed investments. The unemployment rate increased from 4.90% in January 2008 to 7.60% in January 2009, spurred by corporate layoffs as companies struggled to cut costs in response to eroding revenue. In the housing market, low demand and falling prices continued to impede recovery. Sales of new homes in the U.S. dropped to a record low in January, while purchases fell 10% to an annualized pace of 309,000 units. The median price of single family homes declined 13.5%, the most in four decades.

In this environment, many investors lacked confidence in the markets’ ability to mount a swift recovery and preferred assets such as U.S. Treasuries and government agency securities. In the taxable market, U.S. Treasuries outperformed other fixed income sectors for the period on a total return basis. However, yields on government securities remained low across the board. Non-U.S. Treasury securities underperformed, particularly corporate bonds and mortgage-backed securities not guaranteed by Fannie Mae (FNMA) or Freddie Mac (FHLMC).

For the six month period ending February 28, 2009, equity indices experienced the largest declines as a result of these conditions. The S&P 500® Index, a bellwether for equity markets, returned –41.82%, while the Russell 1000® Index returned –42.25%. Fixed income markets performed relatively better, with the Barclays Capital U.S. Aggregate Bond Index up 1.88% and the Barclays Capital General Municipal Bond Index up 0.05%. High-quality taxable government and tax-free municipal bonds were preferred by investors, and prices rose in tandem with heightened demand; yields, which respond inversely to price, fell to historically low levels for these securities. As of February 28, U.S. Treasuries with maturities under 2 years were yielding below 1.00%, while 2-year triple-A-rated tax-exempt general obligation bonds stood at 1.10%.

In response to economic instability, the Federal Open Market Committee reduced the Federal Funds Rate to a target range of 0% to 0.25%. Additionally, inflation expectations were revised downward as the impacts of the global economic crisis and domestic recession became more pronounced. In the fourth quarter of 2008, consumer prices for expenditures such as gasoline and retailing fell. By January 2009, year-over-year increases in the Consumer Price Index stood at 0.03%. In addition, the 10-year breakeven, a measure of long-term inflation, went from 2.01% at the beginning of the reporting period to 0.84% on February 28, 2009.

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Tax-Free Bond Funds 3

California State Investment Environment

California’s economy has slowed significantly over the past year, as the state and nation entered into recession. The State lost 179,400 nonfarm payroll jobs in 2008, or 1.2%. In addition, the State added only 113,200 payroll jobs for all of 2007, or 0.8% over 2006. The construction sector accounted for nearly 107,000 lost jobs in 2008, and was down 12% year-over-year. The finance and insurance and retail sales sectors also realized significant job losses which were only partially offset by growth in education and health services employment. As of January 2009, the State’s unemployment rate was the fourth highest in the country, at 10.1%, up from 6.1% in January 2008. California’s Department of Finance is projecting a 1.6% decline in payroll jobs for 2009, and 2.0% growth in personal income.

On February 20, 2009, Governor Arnold Schwarzenegger signed the budget act for fiscal year 2010 (7/1/09-6/30/10), nearly five months ahead of the required schedule. The early budget adoption, however, was necessary to address an estimated $41.6 billion general fund shortfall through June 30, 2010, including $14.7 billion in the current fiscal year 2009. The Governor had declared fiscal emergencies in both November and December 2008, calling the State Legislature into special sessions to address the growing deficits. The budget closes the gap with $12.5 billion of new revenues, $15.7 billion of expenditure reductions, and $5.4 billion of borrowing. The budget also relies on $8 billion of federal stimulus funds, provided through the American Recovery and Reinvestment Act of 2009. The largest single new revenue item is a temporary 1-cent increase in the sales tax, but the plan also increases personal income tax rates, raises vehicle license fees, and reduces the value of tax credits for dependents. The plan cuts general fund appropriations to K-12 education by $8.4 billion over 18 months, but uses spending deferrals and other accounting maneuvers to lessen the impact of the reductions. The plan also cut health and human service programs by nearly $2.5 billion. The State expects to net $5 billion from the sale of bonds secured by future lottery revenues, subject to voter approval. The new revenue solutions are mostly scheduled to sunset June 30, 2011, with provisions for their extension through 2012 or 2013 contingent upon voter approval of a series of measures to be considered at a statewide election on May 19, 2009. One of the initiatives is designed to reform the budget process by setting aside revenues collected in excess of a ten-year trend line into a more robust budget stabilization fund, whereby withdrawals would be significantly limited.

California’s ratings remain among the lowest of the U.S. states, reflecting its history of persistent budget deficits. The State’s ratings are A1 from Moody’s, A from Standard & Poor’s, and A+ from Fitch. S&P downgraded the State’s rating in February 2009 and the State’s ratings remain on Moody’s and Fitch’s watch lists for possible downgrade.

Despite the continuing financial stresses, California’s general obligation debt has a continuing appropriation and is second in payment priority only to funding for public schools. The State’s economic recovery bonds are additionally secured by a dedicated sales tax. However, the weakened State economy and cuts to appropriations enacted as part of the new State budget could have an impact on other municipal issuers in the State. California school districts, in aggregate, receive about 60% of their total funding from the State, while community college districts rely on the State for about 50%. But school district and community college district general obligation bonds are secured by separate local property tax levies, and those tax bases continued to show growth through 2008, albeit at lower rates than earlier in the decade. California cities and counties both receive State general fund support through support of specific programs, though the county programs are more closely tied to the State. Cities that have relied on sales or transfer taxes to a significant degree have been forced to reduce their own budgets during this period, while counties have faced growing indigent health and social service caseloads.

In contrast, California’s essential service enterprises are primarily funded with independent revenues, including water, sewer and electricity services rates and charges. Those enterprises that relied more significantly on connection fee income are raising rates and/or managing to lower margins. Many of the State’s special tax and assessment districts are under pressure from a weak housing market, but there is a great deal of variability in credit quality depending upon location and development status.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Tax-Free Bond Funds

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Ken Salinger, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since 1998.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free YieldPlus Fundtm

The Schwab Tax-Free YieldPlus Fund returned –6.05% for the reporting period, underperforming the benchmark Barclays Capital 1-Year Municipal Bond Index, which returned 2.30%. The fund’s underperformance relative to the benchmark was primarily attributable to security selection, while duration positioning detracted slightly. During the first half of the period, selection in health care revenue bonds and special tax revenue bonds, were among the detractors. In the latter half of the period, housing revenue bonds and health care revenue bonds detracted. In addition, certain floating rate notes in the fund experienced declines in valuation brought on by disruptions in the fixed income markets and the broader economy. In terms of allocation, an underweight to prerefunded bonds had a negative impact on performance relative to the benchmark. Duration positioning detracted due to a decline in interest rates during the period. Due to continued redemptions, assets under management declined during the period and caused an increase in the percentage of total assets represented by illiquid securities. In order to increase the fund’s liquidity, management purchased additional variable rate demand obligations.

As of 2/28/09:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	28.0%

Auction Rate Securities	25.0%

Variable Rate Demand Notes	20.5%

Floating Rate Bonds	8.7%

General Obligation Bonds	8.6%
Certificates of

Participation	7.9%

Special Tax Bonds	1.3%

By Credit Quality1

AAA	17.8%

AA	39.3%

A	16.3%

BBB	6.5%

BB	16.5%

Unrated Securities	3.6%

Weighted Average Credit

Quality[3]	A

By Maturity2

0 - 6 Months	54.2%

7-18 Months	13.6%

More than 18 Months	32.2%

Weighted Average Maturity[2]	1.2 yrs
Weighted Average Effective

Duration	0.8 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[3]	Calculation based on rated securities only.

6 Schwab Tax-Free Bond Funds

 Schwab Tax-Free YieldPlus Fundtm

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment 1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Tax-Free YieldPlus Fundtm (12/16/04)	-6.05%	-7.80%	-1.84%	-0.73%
Benchmark: Barclays Capital 1-Year Municipal Bond Index	2.30%	4.71%	4.27%	3.52%
Fund Category: Morningstar Municipal National Short Bond	0.28%	2.64%	2.75%	2.36%

Fund Expense Ratios4: 0.49%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	1.98%

30-Day SEC Yield-No Waiver[1,6]	1.85%

Taxable-Equivalent Yield[7]	3.05%

12-Month Distribution Yield[1,3]	3.63%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fundtm

The Schwab Tax-Free Bond Fund returned 1.48% for the reporting period, underperforming the benchmark Barclays Capital 7-Year Municipal Bond Index, which returned 3.40%. The fund’s underperformance relative to the benchmark was primarily attributable to yield curve positioning. The more pronounced decline in yields on issuances with shorter-dated maturities relative to those with longer-dated maturities along the curve negatively impacted the fund. Although a small percentage of the fund, certain floating rate notes in the fund experienced declines in valuation brought on by disruptions in the fixed income markets and the broader economy. Security selection benefitted the fund overall.

As of 2/28/09:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	71.6%

General Obligation Bonds	17.7%

Variable Rate Demand Notes	5.0%
Certificates of

Participation	3.1%

Floating Rate Bonds	2.6%

By Credit Quality1

AAA	18.2%

AA	49.9%

A	20.5%

BBB	9.9%

BB	0.3%

Unrated Securities	1.2%

Weighted Average Credit

Quality[3]	AA

By Maturity2

0-1 Year	7.9%

2-10 Years	74.3%

11-20 Years	14.5%

21-30 Years	3.3%

Weighted Average Maturity[2]	6.0 yrs
Weighted Average Effective

Duration	4.9 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[3]	Calculation based on rated securities only.

8 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	1.48%*	7.21%	2.69%	4.20%
Benchmark: Barclays Capital 7-Year Municipal Bond Index	3.40%	7.97%	3.72%	4.95%
Fund Category: Morningstar Municipal National Intermediate Bond	-0.64%	3.10%	2.11%	3.62%

Fund Expense Ratios4: Net 0.49%; Gross 0.69%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	3.51%

30-Day SEC Yield-No Waiver[1,6]	3.30%

Taxable-Equivalent Yield[7]	5.40%

12-Month Distribution Yield[1,3]	4.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles which are required when preparing the annual report.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 9

Schwab California Tax-Free YieldPlus Fundtm

The Schwab California Tax-Free YieldPlus Fund returned 0.88% for the reporting period, underperforming the benchmark Barclays Capital 1-Year Municipal Bond Index, which returned 2.30%. The fund’s underperformance relative to the benchmark was primarily attributable to security selection and duration positioning. In addition, certain floating rate notes in the fund experienced declines in valuation brought on by disruptions in the fixed income markets and the broader economy. Duration positioning detracted due to a decline in interest rates during the period.

As of 2/28/09:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Variable Rate Demand Notes	41.8%

Revenue Bonds	31.7%

Auction Rate Securities	12.0%

General Obligation Bonds	6.9%

Bond Anticipation Notes	3.7%

Other	3.9%

By Credit Quality1

AAA	5.4%

AA	40.8%

A	20.5%

BBB	22.7%

Short-Term Ratings	8.3%

Unrated Securities	2.3%

Weighted Average Credit

Quality[3]	A

By Maturity2

0-6 Months	55.9%

7-18 Months	19.9%

19-30 Months	11.5%

More than 30 Months	12.7%

Weighted Average Maturity[2]	0.9 yrs
Weighted Average Effective

Duration	0.9 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[3]	Calculation based on rated securities only.

10 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free YieldPlus Fundtm

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab California Tax-Free YieldPlus Fundtm (12/16/04)	0.88%	-3.11%	-1.22%	-0.29%
Benchmark: Barclays Capital 1-Year Municipal Bond Index	2.30%	4.71%	4.27%	3.52%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-1.01%	2.44%	1.84%	1.94%

Fund Expense Ratio4: 0.46%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	2.12%

30-Day SEC Yield-No Waiver[1,6]	2.04%

Taxable-Equivalent Yield[7]	3.88%

12-Month Distribution Yield[1]	2.95%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (45.30%).

Schwab Tax-Free Bond Funds 11

Schwab California Tax-Free Bond Fundtm

The Schwab California Tax-Free Bond Fund returned –0.72% for the reporting period, underperforming the benchmark Barclays 7-Year General Municipal Bond Index, which returned 3.40%. The fund’s underperformance relative to the benchmark was primarily attributable to security selection and yield curve positioning. The more pronounced decline in yields on issuances with shorter-dated maturities relative to those with longer-dated maturities along the curve negatively impacted the fund. In terms of security selection, certain Revenue bonds—education, special tax, and health care—were among the detractors during the period, along with certain insured bonds—transportation, special tax, and health care. Although a small percentage of the fund, certain floating rate notes in the fund experienced declines in valuation brought on by disruptions in the fixed income markets and the broader economy.

As of 2/28/09:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	71.1%

General Obligation Bonds	18.7%
Certificates of

Participation	4.3%

Notes	2.3%

Other	3.6%

By Credit Quality1

AAA	10.3%

AA	36.8%

A	38.7%

BBB	10.9%

BB	0.2%

Short-Term Ratings	2.3%

Unrated Securities	0.8%

Weighted Average Credit

Quality[3]	A

By Maturity2

0-1 Year	9.9%

2-10 Years	57.6%

11-20 Years	22.7%

21-30 Years	9.8%

Weighted Average Maturity[2]	7.6 yrs
Weighted Average Effective

Duration	5.0 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[3]	Calculation based on rated securities only.

12 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	-0.72%*	3.71%	2.90%	4.16%
Benchmark: Barclays Capital 7-Year Municipal Bond Index	3.40%	7.97%	3.72%	4.95%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-1.01%	2.44%	1.89%	3.56%

Fund Expense Ratios4: Net 0.49%; Gross 0.61%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	3.94%

30-Day SEC Yield-No Waiver[1,6]	3.81%

Taxable-Equivalent Yield[7]	7.20%

12-Month Distribution Yield[1,3]	4.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles which are required when preparing the annual report.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	As stated in the 11/15/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (45.30%).

Schwab Tax-Free Bond Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2008 and held through February 28, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 9/01/08	at 2/28/09	9/01/08–2/28/09

Schwab Tax-Free YieldPlus Fundtm
Actual Return	0.48%	$1,000	$939.50	$2.31
Hypothetical 5% Return	0.48%	$1,000	$1,022.41	$2.41

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,015.80	$2.45
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab California Tax-Free YieldPlus Fundtm
Actual Return	0.49%	$1,000	$1,008.80	$2.44
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$991.90	$2.42
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus Fund tm

Financial Statements

Financial Highlights

	9/1/08–		9/1/07–	9/1/06–	9/1/05–	12/16/04[2]–
	2/28/09*		8/31/08	8/31/07[1]	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.20		9.87	9.96	9.97	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.37	0.33	0.28	0.16
Net realized and unrealized gains (losses)	(0.69)		(0.68)	(0.09)	(0.01)	(0.03)

Total from investment operations	(0.55)		(0.31)	0.24	0.27	0.13
Less distributions:
Distributions from net investment income	(0.14)		(0.36)	(0.33)	(0.28)	(0.16)

Net asset value at end of period	8.51		9.20	9.87	9.96	9.97

Total return (%)	(6.05)[3]		(3.21)	2.45	2.73	1.31	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	[4]	0.48	0.49	0.49	0.28	[4]
Gross operating expenses	0.57	[4]	0.49	0.51	0.53	0.54	[4]
Net investment income (loss)	3.27	[4]	3.84	3.34	2.81	2.33	[4]
Portfolio turnover rate	40	[3]	61	45	55	18	[3]
Net assets, end of period ($ x 1,000,000)	79		175	654	489	435

* Unaudited.

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 15

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

48.8%	Fixed-Rate Obligations	38,491	38,426
50.9%	Variable-Rate Obligations	44,995	40,078

99.7%	Total Investments	83,486	78,504
0.3%	Other Assets and Liabilities, Net		212

100.0%	Net Assets		78,716

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 48.8% of net assets

ALABAMA 6.4%
Alabama Public Housing Finance Corp
Capital Program RB Series 2003B	3.85%	01/01/10	(a)	3,600	3,685
Health Care Auth for Baptist Health
Bonds Series 2006D	5.00%	11/15/11		1,350	1,363

					5,048

ARIZONA 0.2%
Arizona
COP Series 2008A	5.00%	09/01/11	(a)	150	160

FLORIDA 0.4%
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/09		65	67
Hillsborough Cnty IDA
Pollution Control Refunding RB (Tampa Electric) Series 2006	5.00%	03/15/12	(a)	250	249

					316

INDIANA 2.6%
Indiana Finance Auth
Health System Refunding RB Series 2008C	5.00%	11/01/11		500	521
Indiana Health Facility Financing Auth
RB (Ascension Health Subordinate Credit Group) Series 2005A7	5.00%	04/01/10		1,500	1,549

					2,070

16 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

IOWA 4.4%
Iowa Finance Auth
Health Facilities Development Refunding RB (Care Initiatives) Series 2006A	5.25%	07/01/10		1,450	1,425
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2001	2.10%	12/01/11		2,000	2,000

					3,425

MASSACHUSETTS 2.5%
Massachusetts
General Transportation System Refunding Bonds Series 1994A	7.00%	03/01/11		75	83
Massachusetts Development Finance Agency
RB (Linden Ponds Facility) Series 2007A	5.00%	11/15/10		900	858
RB (Linden Ponds Facility) Series 2007A	5.13%	11/15/12		1,100	984

					1,925

MICHIGAN 0.9%
Detroit
Sewage Disposal System Second Lien RB Series 2001D2	5.50%	01/01/12	(a)	220	226
West Bloomfield SD
GO Unlimited Tax Refunding Bonds Series 2009	5.00%	05/01/10	(a)	460	478

					704

MISSISSIPPI 5.2%
Jackson State Univ Educational Building Corp
RB (Campus Facilities) Series 2004B	5.00%	03/01/11		3,410	3,560
Mississippi Hospital Equipment & Facilities Auth
RB (Mississippi Baptist Health Systems) Series 2007A	5.00%	08/15/09		500	506

					4,066

NEVADA 4.1%
Clark Cnty
Las Vegas McCarran Airport Passenger Facility Charge Subordinate Lien RB Series 2008A	5.00%	07/01/10		1,000	1,029
Clark Cnty Special Improvement District No. 121
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.35%	12/01/09		450	439
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.50%	12/01/10		470	445
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.60%	12/01/11		135	124
Henderson
Health Facility RB (Catholic Healthcare West) Series 2007B	4.00%	07/01/12		1,195	1,187

					3,224

NEW JERSEY 5.7%
Montville Township
Refunding Bonds	3.75%	07/15/11		505	534

See financial notes 17

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/10		640	668
General Improvement Refunding Bonds	4.00%	09/01/11		175	186
Somerset Cnty
GO Refunding Bonds Series 2009	2.25%	12/01/10		1,615	1,643
GO Refunding Bonds Series 2009	2.25%	12/01/11		1,435	1,469

					4,500

NEW YORK 1.5%
New York City
GO Bonds Fiscal 2006 Series H2	0.25%	01/01/36	(a)	1,200	1,200

OHIO 4.3%
Ohio Dept of Administrative Services
COP (Ohio Administrative Knowledge System) Series 2009A	2.50%	09/01/10		3,340	3,402

OKLAHOMA 0.5%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	4.00%	09/01/11		390	405

PENNSYLVANIA 1.5%
Harrisburg Auth
Refunding RB Series 1998A	5.00%	09/01/21	(a)	660	658
Philadelphia Parking Auth
Airport Parking Refunding RB Series 2008	5.00%	09/01/09		510	520

					1,178

TEXAS 0.8%
Frenship ISD
Unlimited Tax Refunding Bonds Series 2009	3.00%	02/15/11	(a)	615	635

UTAH 2.5%
Intermountain Power Agency
Power Supply RB Series 1985F	3.00%	03/15/09	(b)	2,000	2,000

WASHINGTON 5.3%
South Whidbey SD No. 206
Unlimited Tax GO Refunding Bonds 2009	3.00%	12/01/10		1,000	1,030
Washington State SDs
COP GO Unlimited Tax Refunding Bonds Series 2009	4.00%	12/01/09	(a)	1,440	1,474
COP GO Unlimited Tax Refunding Bonds Series 2009	3.00%	12/01/10	(a)	1,620	1,664

					4,168

Total Fixed-Rate Obligations (Cost $38,491)					38,426

18 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Variable-Rate Obligations 50.9% of net assets

ARIZONA 7.3%
Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.96%	03/19/09	(c)(e)(g)	6,755	5,742

CALIFORNIA 1.5%
California Statewide Communities Development Auth
COP (Eskaton Properties)	1.41%	03/26/09	(c)	1,200	1,200

COLORADO 1.3%
Denver
Refunding COP (Wellington E. Webb Municipal Office Building) Series 2008A2	0.65%	03/02/09	(b)	1,000	1,000

MASSACHUSETTS 6.8%
Massachusetts Health & Educational Facilities Auth
RB (New England Medical Center Hospitals) Series G2	2.48%	07/01/09	(a)(c)(g)	3,400	3,400
RB (Simmons College) Series E	1.60%	03/04/09	(a)(b)	2,000	2,000

					5,400

NEVADA 1.3%
Clark Cnty
Airport System Refunding RB Series 1993A	3.00%	03/04/09	(a)(b)	1,000	1,000

NEW JERSEY 4.4%
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 2	3.50%	03/05/09	(a)	3,490	3,490

NEW YORK 12.1%
New York City
GO Bonds Fiscal 1994 Series H6	1.52%	03/04/09	(b)	4,000	4,000
New York City Transitional Finance Auth
Recovery Bonds Fiscal 2003 Series 2B	1.00%	03/04/09	(b)	4,000	4,000
New York State HFA
State Personal Income Tax RB (Economic Development & Housing) Series 2005C	1.65%	03/04/09	(b)	1,500	1,500

					9,500

OKLAHOMA 9.1%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	1.10%	03/26/09	(c)(e)(g)	8,000	7,200

PENNSYLVANIA 5.3%
Sayre Health Care Facilities Auth
RB (Guthrie Health) Series 2007	2.26%	03/01/09	(c)	7,250	4,146

See financial notes 19

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

WASHINGTON 1.8%
Washington Public Power Supply System
Refunding RB (Nuclear Project No.1) Series 1993A	1.76%	07/01/09	(a)(c)(g)	1,400	1,400

Total Variable-Rate Obligations (Cost $44,995)					40,078

End of Investments.

(All dollar amounts are x 1,000)

At 02/28/09, the tax basis cost of the fund’s investments was $83,486 and the unrealized appreciation and depreciation were $228 and ($5,210), respectively, with a net unrealized depreciation of ($4,982).

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Illiquid security. At the period end, the value of these amounted to $23,088 or 29.3% of net assets.
(e)	Fair- value by Management.
(g)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.

COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency/authority
IDA	— Industrial development agency/authority
ISD	— Independent school district
M/F	— Multi-family
RB	— Revenue bond
SD	— School district

20 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $83,486)		$78,504
Cash		474
Receivables:
Investments sold		789
Interest		506
Prepaid expenses	+	1

Total assets		80,274

Liabilities
Payables:
Investments bought		476
Investment adviser and administrator fees		1
Transfer agent and shareholder services fees		1
Fund shares redeemed		989
Distributions to shareholders		64
Accrued expenses	+	27

Total liabilities		1,558

Net Assets
Total assets		80,274
Total liabilities	−	1,558

Net assets		$78,716
Net Assets by Source
Capital received from investors		125,922
Distribution in excess of net investment income		(1)
Net realized capital losses		(42,223)
Net unrealized capital losses		(4,982)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$78,716		9,255		$8.51

See financial notes 21

 Schwab Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,318

Net Realized Gains and Losses
Net realized losses on investments		(7,268)
Net realized losses on futures contracts		(168)

Net realized losses		(7,436)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(2,348)

Expenses
Investment adviser and administrator fees		216
Transfer agent and shareholder service fees		62
Portfolio accounting fees		23
Professional fees		20
Registration fees		13
Trustees’ fees		7
Shareholder reports		7
Custodian fees		4
Interest expense		1
Other expenses	+	1

Total expenses		354
Expense reduction by adviser and Schwab	−	54

Net expenses		300

Increase (Decrease) in Net Assets from Operations
Total investment income		2,318
Net expenses	−	300

Net investment income		2,018
Net realized losses		(7,436)
Net unrealized losses	+	(2,348)

Decrease in net assets from operations		($7,766)

22 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

	9/1/08-02/28/09	9/1/07-08/31/08
Net investment income	$2,018	$15,521
Net realized losses	(7,436)	(33,632)
Net unrealized gains (losses)	(2,348)	3,286

Decrease in net assets from operations	(7,766)	(14,825)

Distributions to shareholders
Distribution from net investment income	2,016	15,255

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,176	$36,787	15,488	$151,565
Shares reinvested		165	1,466	1,156	11,087
Shares redeemed	+	(14,134)	(125,007)	(63,858)	(611,535)

Net transactions in fund shares		(9,793)	($86,754)	(47,214)	($448,883)

Shares Outstanding and Net Assets

	9/1/08-02/28/09		9/1/07-08/31/08
	SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period	19,048	$175,252	66,262	$654,215
Total decrease	(9,793)	(96,536)	(47,214)	(478,963)

End of period	9,255	$78,716	19,048	$175,252

Distribution in excess of net investment income		($1)		($3)

See financial notes 23

Schwab Tax-Free Bond Fund tm

Financial Statements

Financial Highlights

	9/1/08–		9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
	2/28/09*		8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per-Share Data ($)

Net asset value at beginning of period	10.80		10.75	11.10	11.25	11.33	11.04

Income (loss) from investment operations:
Net investment income (loss)	0.21		0.45	0.44	0.44	0.45	0.45
Net realized and unrealized gains (losses)	(0.05)		0.05	(0.35)	(0.15)	(0.08)	0.29

Total from investment operations	0.16		0.50	0.09	0.29	0.37	0.74
Less distributions:
Distributions from net investment income	(0.21)		(0.45)	(0.44)	(0.44)	(0.45)	(0.45)

Net asset value at end of period	10.75		10.80	10.75	11.10	11.25	11.33

Total return (%)	1.58	[1]	4.79	0.82	2.70	3.29	6.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.48	0.59	0.65	0.65	0.65
Gross operating expenses	0.70	[2]	0.69	0.70	0.69	0.66	0.66
Net investment income (loss)	4.12	[2]	4.21	4.03	4.01	3.98	4.00
Portfolio turnover rate	89	[1]	199	29	23	1	10
Net assets, end of period ($ x 1,000,000)	141		108	93	92	93	83

* Unaudited.

1 Not annualized.
2 Annualized.

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

95.3%		Fixed-Rate Obligations	131,039	133,960
6.7%		Variable-Rate Obligations	9,695	9,454

102.0%		Total Investments	140,734	143,414
(2	.0)%	Other Assets and Liabilities, Net		(2,855)

100.0%		Net Assets		140,559

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 95.3% of net assets

ALABAMA 0.7%
Huntsville
Water Revenue Warrants Series 2008	5.00%	11/01/15	(a)	600	690
Univ of Alabama at Birmingham
Hospital RB Series 2008A	5.00%	09/01/10		250	255

					945

ARIZONA 5.1%
Maricopa Cnty Elementary SD No. 17
School Improvement Bonds Series 2008B	4.00%	07/01/14	(a)	95	100
Maricopa Cnty IDA
Correctional Facilities Contract RB (Mohave Prison) Series 2008	8.00%	05/01/25		1,000	1,055
Payson USD No. 10
School Improvement Bonds (Project of 2006) Series 2008B	3.00%	07/01/28		1,375	1,336
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		725	799
Sr Lien Wastewater System Refunding RB Series 2008	5.50%	07/01/24		540	591
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2002B	5.00%	01/01/17		1,130	1,218
Electric System RB Series 2009A	5.00%	01/01/24		2,000	2,109

					7,208

CALIFORNIA 7.2%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955	1,038
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16		1,000	1,106
California Statewide Communities Development Auth
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(a)	2,800	2,828

See financial notes 25

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)	3,000	3,307
Vernon Natural Gas Financing Auth
RB (Vernon Gas) Series 2006A	5.00%	08/03/09	(a)	1,890	1,871

					10,150

COLORADO 1.0%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D	5.00%	10/01/14		1,000	1,052
RB (Catholic Health Initiatives) Series 2008D	6.00%	10/01/23		350	368

					1,420

CONNECTICUT 1.6%
Hartford
GO Bonds Series 2009A	5.00%	08/15/14	(a)	1,970	2,192

DISTRICT OF COLUMBIA 3.3%
District of Columbia
COP Series 2003	5.50%	01/01/17	(a)	2,000	2,115
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		430	451
Public Utility Sr Lien RB Series 2009A	6.00%	10/01/35		2,000	2,102

					4,668

FLORIDA 6.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Healthcare) Series 2008D1	6.25%	12/01/18		500	517
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group) Series 2008A	6.10%	11/15/13		1,000	1,029
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16		1,100	1,183
Mid-Bay Bridge Auth
Refunding RB Series 2008A	5.00%	10/01/15	(a)	440	480
North Brevard Cnty Hospital District
Refunding RB (Parrish Medical Center) Series 2008	4.50%	10/01/11		560	560
Refunding RB (Parrish Medical Center) Series 2008	5.50%	10/01/18		985	986
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/13		1,900	1,966
Port St. Lucie
COP 2008	5.00%	09/01/13		1,845	1,955

					8,676

GEORGIA 2.4%
Columbia Cnty
GO Sales Tax Bonds Series 2009	4.00%	04/01/14		1,000	1,070
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(a)	2,180	2,250

					3,320

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

ILLINOIS 3.4%
Chicago
Wastewater Transmission RB Series 2008A	5.50%	01/01/17	(a)	1,000	1,146
Illinois Finance Auth
Refunding RB (Rush Univ Medical Center Obligated Group) Series 2006B	5.00%	11/01/13		800	830
St. Charles Community Unit SD No. 303
GO School Bonds Series 2005A	5.00%	01/01/13	(a)	2,500	2,766

					4,742

INDIANA 3.5%
Indiana Finance Auth
Health System Refunding RB Series 2008C	5.00%	11/01/18		1,800	1,839
Indiana Health Facility Financing Auth
RB (Ascension Health Subordinate Credit Group) Series 2005A7	5.00%	04/01/10		1,000	1,033
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12		2,000	2,079

					4,951

IOWA 2.1%
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2001	2.10%	12/01/11		3,000	3,000

KENTUCKY 2.4%
Jefferson Cnty
Health Facilities RB (Univ Medical Center) Series 1997	5.25%	07/01/22	(a)	1,000	931
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System Obligated Group) Series 2009A	5.00%	08/15/18		1,000	1,034
Medical Center RB (King’s Daughters Medical Center) Series 2008C	4.50%	02/01/13		1,355	1,376

					3,341

MARYLAND 0.1%
Maryland Housing & Community Development Dept
RB Series 1996A	5.88%	07/01/16		140	140

MASSACHUSETTS 2.8%
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2005A	5.00%	07/01/14		1,000	1,116
Massachusetts Development Finance Agency
RB (Linden Ponds Facility) Series 2007A	5.25%	11/15/15		1,000	803
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		120	115
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/13		340	320
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/14		355	327
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		475	428
Massachusetts State Turnpike
Turnpike RB Series 1993A	5.00%	01/01/20	(a)	725	824

					3,933

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

MICHIGAN 3.2%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	(a)	1,000	1,136
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health Credit Group) Series 2008A1	5.25%	12/01/15		1,500	1,603
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(a)	1,000	1,017
West Bloomfield SD
GO Unlimited Tax Refunding Bonds Series 2009	3.63%	05/01/17	(a)	700	694

					4,450

MINNESOTA 1.4%
Mankato ISD No. 77
School Building GO Bonds Series 2008B	3.50%	02/01/13		1,100	1,154
Stewartville ISD No. 534
GO Refunding Bonds Series A	4.00%	02/01/15		685	747

					1,901

MISSOURI 2.0%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13		1,700	1,733
Missouri Health & Educational Facilities Auth
RB (SSM Health Care) Series 2002A	5.25%	06/01/12		1,000	1,047

					2,780

NEVADA 4.9%
Clark Cnty
Las Vegas McCarran Airport Passenger Facility Charge Subordinate Lien RB Series 2008A	5.00%	07/01/15		1,115	1,199
Clark Cnty SD
GO Limited Tax Building Bonds Series 2008A	5.50%	06/15/23		2,500	2,485
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(a)	2,000	2,267
Overton Power District No. 5
Special Obligation RB Series 2008	4.50%	12/01/10		150	152
Special Obligation RB Series 2008	4.75%	12/01/11		200	205
Special Obligation RB Series 2008	5.00%	12/01/12		210	215
Special Obligation RB Series 2008	5.75%	12/01/15		245	254
Reno
Hospital RB (Washoe Medical Center) Series 2005A	6.00%	06/01/28	(a)	105	101

					6,878

NEW HAMPSHIRE 1.5%
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38		2,000	2,084

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

NEW JERSEY 7.3%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15		635	647
General Improvement Refunding Bonds	3.00%	12/01/16		320	330
General Improvement Refunding Bonds	3.00%	12/01/17		585	599
General Improvement Refunding Bonds	4.00%	12/01/18		400	442
General Improvement Refunding Bonds	3.50%	12/01/19		510	534
General Improvement Refunding Bonds	4.00%	12/01/22		715	743
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415	443
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		285	336
Montville Township
Refunding Bonds	4.00%	07/15/12		1,000	1,081
New Jersey Health Care Facilities Financing Auth
Refunding RB (AHS Hospital) Series 1997A	6.00%	07/01/12	(a)	2,000	2,295
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	(a)	1,000	1,134
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		125	135
General Improvement Refunding Bonds	4.00%	09/01/13		325	353
General Improvement Refunding Bonds	4.00%	09/01/14		115	125
General Improvement Refunding Bonds	4.00%	09/01/15		235	256
General Improvement Refunding Bonds	4.00%	09/01/17		360	391
General Improvement Refunding Bonds	4.00%	09/01/19		325	348

					10,192

NEW MEXICO 2.0%
Albuquerque
Subordinate Lien Airport Refunding RB Series 2008E	5.00%	07/01/12		1,250	1,306
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2008A	5.25%	08/01/15		1,000	1,047
Hospital System RB (Presbyterian Healthcare Services) Series 2008A	5.50%	08/01/16		410	431

					2,784

NEW YORK 7.5%
Long Island Power Auth
Electric System General RB Series 2009A	5.00%	04/01/15		1,000	1,079
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	(a)	60	69
GO Bonds Fiscal 2009 Series H1	5.00%	03/01/18		2,000	2,161
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series A	5.38%	06/15/16	(a)	2,500	2,709
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2001 Series B	5.50%	02/01/16		2,000	2,141

See financial notes 29

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

New York State Dormitory Auth
Master Boces Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		1,000	1,135
RB (Brooklyn Law School) Series 2003A	5.50%	07/01/11		245	251
RB (Orange Regional Medical Center Obligated Group) Series 2008	5.50%	12/01/11		420	410
New York State Urban Development Corp
State Personal Income Tax RB (Economic Development & Housing) Series 2009A1	5.00%	12/15/17		570	648

					10,603

NORTH CAROLINA 0.2%
Northern Hospital District of Surry Cnty
Health Care Facilities RB Series 2008	6.00%	10/01/28		340	286

OHIO 2.1%
Mahoning Cnty Career & Technical Center
Board of Education COP Series 2008	6.25%	12/01/36		440	443
Ohio
Major New State Infrastructure Project RB Series 2008-1	5.00%	06/15/13		1,765	1,974
Major New State Infrastructure Project RB Series 2008-1	5.50%	06/15/15		500	583

					3,000

OKLAHOMA 1.5%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16		1,130	1,227
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center) Series 2008C	5.00%	08/15/16		900	933

					2,160

OREGON 1.9%
Chemeketa Cnty Community College District
GO Bonds Series 2008	5.50%	06/15/24		500	553
Columbia River Peoples’ Utility District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/10	(a)	1,180	1,274
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	1,000	910

					2,737

PENNSYLVANIA 2.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A	5.00%	09/01/11		675	703
Lehigh Cnty General Purpose Auth
Hospital RB (St. Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	(a)	1,650	1,874
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2009A	5.00%	09/01/19		1,310	1,506

					4,083

30 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22		20	20

SOUTH CAROLINA 1.6%
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	(a)	2,000	2,317

TEXAS 4.8%
El Paso
Water & Sewer Refunding RB Series C	5.00%	03/01/19		500	549
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	2,000	1,964
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Methodist Hospital System) Series 2008B	5.25%	12/01/12		1,000	1,067
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	08/15/10	(a)	1,000	1,062
Houston
Combined Utility System First Lien Refunding RB Series 2004C1	5.00%	05/15/11		1,000	1,035
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		1,000	1,126

					6,803

VERMONT 0.1%
Vermont Education & Health Buildings Financing Agency
Hospital RB (Fletcher Allen Health Care) Series 2007A	4.75%	12/01/36		195	130

WASHINGTON 8.6%
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		500	529
Ocean Shores
Water & Sewer RB Series 2001	5.50%	06/01/11	(a)	2,000	2,190
Seattle
Drainage & Wastewater Revenue & Refunding Bonds Series 2002	5.25%	07/01/17		2,820	3,035
Washington
GO Bonds Series 1990A	6.75%	02/01/15		1,000	1,152
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series A	6.00%	12/01/20	(a)	3,000	3,173
RB (Swedish Health System) Series 1998	5.13%	11/15/18	(a)	2,000	1,987

					12,066

Total Fixed-Rate Obligations (Cost $131,039)					133,960

See financial notes 31

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Variable-Rate Obligations 6.7% of net assets

ALABAMA 1.1%
Chatom Industrial Development Board
Gulf Opportunity Zone Bonds (Alabama Electric Coop) Series 2007A	4.25%	08/01/09	(a)	1,500	1,500

CALIFORNIA 1.4%
California
Economic Recovery Bonds Series 2004C3	0.70%	03/02/09	(b)	2,000	2,000

KENTUCKY 0.9%
Kentucky Asset/Liability Commission
General Fund Refunding Notes Series 2007B	1.33%	05/01/09	(d)	1,000	621
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System Obligated Group) Series 2009B1	0.47%	03/02/09	(a)	700	700

					1,321

MASSACHUSETTS 1.4%
Massachusetts
GO Bonds (Consolidated Loan of 2007) Series A	1.24%	05/01/09	(d)	2,500	1,983

MICHIGAN 0.7%
Royal Oak Hospital Finance Auth
Hospital Refunding RB (William Beaumont Hospital Obligated Group) Series 2006U	4.00%	03/02/09	(a)(b)	1,000	1,000

NEVADA 0.5%
Clark Cnty
Airport System Refunding RB Series 1993A	3.00%	03/04/09	(a)(b)	650	650

NEW YORK 0.7%
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series C3	2.50%	03/02/09	(b)	1,000	1,000

Total Variable-Rate Obligations (Cost $9,695)					9,454

End of Investments.

32 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1,000)

At 02/28/09, the tax basis cost of the fund’s investments was $140,718 and the unrealized appreciation and depreciation were $3,818 and ($1,122), respectively, with a net unrealized appreciation of $2,696.

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,874 or 2.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $3,514 or 2.5% of net assets.

COP	— Certificate of participation
GO	— General obligation
S/F	— Single family
HFA	— Housing finance agency/authority
IDA	— Industrial development agency/authority
ISD	— Independent school district
RB	— Revenue bond
SD	— School district
USD	— Unified school district

See financial notes 33

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $140,734)		$143,414
Cash		749
Receivables:
Investments sold		8,498
Interest		1,249
Fund shares sold	+	678

Total assets		154,588

Liabilities
Payables:
Investments bought		13,753
Investment adviser and administrator fees		1
Transfer agent and shareholder services fees		3
Fund shares redeemed		35
Distributions to shareholders		182
Accrued expenses	+	55

Total liabilities		14,029

Net Assets
Total assets		154,588
Total liabilities	−	14,029

Net assets		$140,559
Net Assets by Source
Capital received from investors		140,386
Net investment income not yet distributed		1
Net realized capital losses		(2,508)
Net unrealized capital gains		2,680

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$140,559		13,077		$10.75

34 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,754

Net Realized Gains and Losses
Net realized losses on investments		(555)
Net realized gains on futures contracts	+	6

Net realized losses		(549)

Net Unrealized Gains and Losses
Net unrealized gains on investments		991
Net unrealized losses on futures contracts	+	(13)

Net unrealized gains		978

Expenses
Investment adviser and administrator fees		179
Transfer agent and shareholder service fees		149
Portfolio accounting fees		24
Shareholder reports		22
Professional fees		18
Registration fees		13
Trustees’ fees		7
Custodian fees		6
Interest expense		1
Other expenses	+	1

Total expenses		420
Expense reduction by adviser and Schwab	−	126
Custody credits	−	2

Net expenses		292

Increase (Decrease) in Net Assets from Operations
Total investment income		2,754
Net expenses	−	292

Net investment income		2,462
Net realized losses		(549)
Net unrealized gains	+	978

Increase in net assets from operations		$2,891

See financial notes 35

 Schwab Tax –Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/08-02/28/09	9/1/07-08/31/08
Net investment income		$2,462	$4,190
Net realized losses		(549)	(1,278)
Net unrealized gains	+	978	1,719

Increase in net assets from operations		2,891	4,631

Distributions to shareholders
Distributions from net investment income		$2,462	$4,184

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,447	$67,523	3,686	$39,724
Shares reinvested		143	1,497	241	2,587
Shares redeemed	+	(3,500)	(36,726)	(2,622)	(28,275)

Net transactions in fund shares		3,090	$32,294	1,305	$14,036

Shares Outstanding and Net Assets

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,987	$107,836	8,682	$93,353
Total increase	+	3,090	32,723	1,305	14,483

End of period		13,077	$140,559	9,987	$107,836

Net investment income not yet distributed			$1		$1

36 See financial notes

Schwab California Tax-Free YieldPlus Fund tm

Financial Statements

Financial Highlights

	9/1/08–		9/1/07–	9/1/06–	9/1/05–	12/16/04–
	2/28/09*		8/31/08	8/31/07[1]	8/31/06	8/31/05[2]

Per-Share Data ($)

Net asset value at beginning of period	8.77		9.87	9.98	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.33	0.32	0.27	0.15
Net realized and unrealized gains (losses)	(0.03)		(1.10)	(0.11)	0.03	(0.05)

Total from investment operations	0.08		(0.77)	0.21	0.30	0.10
Less distributions:
Distributions from net investment income	(0.11)		(0.33)	(0.32)	(0.27)	(0.15)

Net asset value at end of period	8.74		8.77	9.87	9.98	9.95

Total return (%)	0.88	[3]	(7.92)	2.16	3.06	1.03	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[4]	0.45	0.45	0.46	0.28	[4]
Gross operating expenses	0.54	[4]	0.46	0.45	0.46	0.51	[4]
Net investment income (loss)	2.49	[4]	3.59	3.26	2.74	2.21	[4]
Portfolio turnover rate	27	[3]	17	38	70	52	[3]
Net assets, end of period ($ x 1,000,000)	111		157	1,053	768	516

* Unaudited.

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 37

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

46.2%	Fixed-Rate Obligations	51,397	51,301
52.9%	Variable-Rate Obligations	58,665	58,665

99.1%	Total Investments	110,062	109,966
0.9%	Other Assets and Liabilities, Net		1,045

100.0%	Net Assets		111,011

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 46.2% of net assets

CALIFORNIA 46.2%
California
Economic Recovery Bonds Series 2004A	5.25%	01/01/11		1,000	1,055
GO Bonds	5.75%	03/01/10	(a)	5,000	5,285
GO CP Notes	6.00%	03/03/09		1,000	1,000
California Health Facilities Financing Auth
RB (NCROC Paradise Valley Estates) Series 2005	3.50%	12/01/09	(a)	100	101
RB (NCROC Paradise Valley Estates) Series 2005	3.75%	12/01/10	(a)	240	242
RB (NCROC Paradise Valley Estates) Series 2005	4.05%	12/01/11	(a)	100	100
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,325	1,405
California Infrastructure & Economic Development Bank
RB (Pacific Gas & Electric) Series G	3.75%	09/20/10		1,500	1,498
California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10		2,455	2,430
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11		840	826
RB (Enloe Medical Center) Series 2008A	5.00%	08/15/09	(a)	650	657
RB (Enloe Medical Center) Series 2008A	5.00%	08/15/11	(a)	675	704
RB (Kaiser Permanente) Series 2004E	3.88%	04/01/10		1,500	1,511
Student Housing RB (CHF-Irvine, UCI East Campus Apts Phase II) Series 2004	5.50%	05/15/09		660	659
Student Housing RB (CHF-Irvine, UCI East Campus Apts Phase II) Series 2004	5.50%	05/15/10		900	895
Chula Vista Public Financing Auth
Refunding RB Series 2005A	4.00%	09/01/12	(a)	2,980	3,010
Corona-Norco USD
2009 GO BAN	3.50%	02/01/10		1,000	1,009
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/09		500	500
RB Series 2005	5.00%	08/15/10		1,415	1,410
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	(a)	2,915	3,304

38 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Marin Community College District
GO Bonds (2004 Election) Series B	3.00%	08/01/10		2,500	2,569
Millbrae Public Financing Auth
Subordinate Wastewater Revenue Notes Series 2008	3.50%	04/01/10		2,000	2,003
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(a)	2,470	2,652
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%	02/01/10		500	511
Water Refunding RB Series 2009	3.50%	02/01/11		1,210	1,223
Perris Public Financing Auth
2006 Tax Allocation RB	4.40%	10/01/10		480	461
2006 Tax Allocation RB	4.55%	10/01/11		520	488
2006 Tax Allocation RB	4.65%	10/01/12		545	500
Rancho Cordova
Special Tax Bonds Series 2007	4.50%	09/01/15		1,170	1,036
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A	4.00%	12/01/09		4,000	4,066
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/09		1,085	1,079
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/10		1,000	981
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes (Measure K) Series 2008	4.00%	04/01/11		4,000	4,088
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	3.00%	07/15/10		500	513
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/11		500	525
Stockton USD
BAN Series 2009	4.00%	02/01/11		1,000	1,005

Total Fixed-Rate Obligations (Cost $51,397)					51,301

Variable-Rate Obligations 52.9% of net assets

CALIFORNIA 38.9%
California
Economic Recovery Bonds Series 2004C15	3.50%	03/04/09	(a)(b)	3,700	3,700
Economic Recovery Bonds Series 2004C2	0.70%	03/02/09	(b)	2,100	2,100
Economic Recovery Bonds Series 2004C3	0.70%	03/02/09	(b)	4,000	4,000
GO Bonds Series 2005A6	0.40%	03/05/09	(a)	650	650
California Infrastructure & Economic Development Bank
RB (Orange Cnty Performing Arts Center) Series 2008A	0.45%	03/02/09	(a)	2,500	2,500
California State Univ
RB Series 2005C	0.69%	03/05/09	(a)(b)(c)	2,000	2,000
California Statewide Communities Development Auth
COP (Eskaton Properties)	1.41%	03/26/09	(d)(e)	2,600	2,600
RB (John Muir Health) Series 2008C	0.25%	03/02/09	(a)	3,500	3,500
California Transit Finance Auth
Bonds Series 1997	3.25%	03/04/09	(a)(b)	4,815	4,815
Irvine Ranch Water District
Consolidated GO (Improvement Districts No.140, 240, 105, & 250) Series 1993	0.45%	03/02/09	(a)	1,000	1,000

See financial notes 39

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Orange Cnty Sanitation District
COP Series 2003	0.67%	03/05/09	(b)(c)	5,100	5,100
Refunding COP Series 2000A	1.25%	03/02/09	(b)	4,000	4,000
Refunding COP Series 2000B	1.25%	03/02/09	(b)	1,200	1,200
Riverside
Water RB Series 2008A	0.40%	03/05/09	(b)	4,000	4,000
Sweetwater Union High SD
GO Bonds (Election of 2006) Series 2008A	0.69%	03/05/09	(a)(b)(c)	1,000	1,000
Western Riverside Cnty Regional Wastewater Auth
RB (Regional Wastewater Treatment System) Series 1996	1.12%	03/02/09	(a)	1,000	1,000

					43,165

PUERTO RICO 14.0%
Puerto Rico
GO Public Improvement Bonds Series 1996	2.19%	07/01/09	(a)(d)(e)	2,900	2,900
GO Public Improvement Refunding Bonds Series 2004B4	3.25%	03/05/09	(a)(b)	5,000	5,000
Puerto Rico Aqueduct & Sewer Auth
Refunding Bonds Series 1995	1.70%	07/01/09	(a)(d)(e)	7,600	7,600

					15,500

Total Variable-Rate Obligations (Cost $58,665)					58,665

End of Investments.

(All dollar amounts are x 1,000)

At 02/28/09 the tax basis cost of the fund’s investments was $110,062 and the unrealized appreciation and depreciation were $378 and ($474), respectively, with a net unrealized depreciation of ($96).

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,100 or 7.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $13,100 or 11.8% of net assets.
(e)	Failed Auction Rate Bond – this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
RB	— Revenue bond
USD	— Unified school district

40 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $110,062)		$109,966
Cash		79
Receivables:
Investments sold		3,000
Interest		737
Prepaid expenses	+	1

Total assets		113,783

Liabilities
Payables:
Investments bought		2,570
Investment adviser and administrator fees		2
Transfer agent and shareholder services fees		1
Fund shares redeemed		105
Distributions to shareholders		60
Accrued expenses	+	34

Total liabilities		2,772

Net Assets
Total assets		113,783
Total liabilities	−	2,772

Net assets		$111,011
Net Assets by Source
Capital received from investors		195,666
Distribution in excess of net investment income		(5)
Net realized capital losses		(84,554)
Net unrealized capital losses		(96)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$111,011		12,706		$8.74

See financial notes 41

 Schwab California Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$1,888

Net Realized Gains and Losses
Net realized losses on investments		(363)
Net realized gains on futures contracts	+	18

Net realized losses		(345)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(379)

Expenses
Investment adviser and administrator fees		222
Transfer agent and shareholder service fees		63
Portfolio accounting fees		21
Professional fees		20
Trustees’ fees		7
Shareholder reports		6
Custodian fees		3
Registration fees		1
Other expenses	+	2

Total expenses		345
Expense reduction by adviser and Schwab	−	36

Net expenses		309

Increase (Decrease) in Net Assets from Operations
Total investment income		1,888
Net expenses	−	309

Net investment income		1,579
Net realized losses		(345)
Net unrealized losses	+	(379)

Increase in net assets from operations		$855

42 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/08-02/28/09	9/1/07-08/31/08
Net investment income		$1,579	$20,327
Net realized losses		(345)	(81,083)
Net unrealized gains (losses)	+	(379)	10,964

Increase (decrease) in net assets from operations		855	(49,792)

Distributions to shareholders
Distribution from net investment income		1,584	20,322

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		287	$2,509	9,953	$97,099
Shares reinvested		125	1,087	1,467	13,925
Shares redeemed	+	(5,571)	(48,533)	(100,295)	(937,529)

Net transactions in fund shares		(5,159)	($44,937)	(88,875)	($826,505)

Shares Outstanding and Net Assets

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,865	$156,677	106,740	$1,053,296
Total decrease	+	(5,159)	(45,666)	(88,875)	(896,619)

End of period		12,706	$111,011	17,865	$156,677

Distribution in excess of net investment income			($5)		$−

See financial notes 43

Schwab California Tax-Free Bond Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
	2/28/09*	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per-Share Data ($)

Net asset value at beginning of period	11.37	11.30	11.66	11.84	11.78	11.45

Income (loss) from investment operations:
Net investment income (loss)	0.22	0.47	0.48	0.49	0.51	0.50
Net realized and unrealized gains (losses)	(0.32)	0.07	(0.30)	(0.17)	0.10	0.33

Total from investment operations	(0.10)	0.54	0.18	0.32	0.61	0.83
Less distributions:
Distributions from net investment income	(0.22)	(0.47)	(0.48)	(0.49)	(0.50)	(0.50)
Distributions from net realized gains	−	−	(0.06)	(0.01)	(0.05)	−

Total Distributions	(0.22)	(0.47)	(0.54)	(0.50)	(0.55)	(0.50)

Net asset value at end of period	11.05	11.37	11.30	11.66	11.84	11.78

Total return (%)	(0.81)[1]	4.89	1.57	2.78	5.24	7.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49 [2]	0.49	0.56	0.60	0.61	0.61
Gross operating expenses	0.62 [2]	0.61	0.61	0.60	0.61	0.61
Net investment income (loss)	4.14 [2]	4.16	4.15	4.19	4.27	4.30
Portfolio turnover rate	53 [1]	89	19	19	8	15
Net assets, end of period ($ x 1,000,000)	305	308	217	205	199	180

* Unaudited.

1 Not annualized.
2 Annualized.

44 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.8%	Fixed-Rate Obligations	288,840	288,761
4.0%	Variable-Rate Obligations	13,600	12,009

98.8%	Total Investments	302,440	300,770
1.2%	Other Assets and Liabilities, Net		3,750

100.0%	Net Assets		304,520

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 94.8% of net assets

CALIFORNIA 93.2%
Alameda Cnty
COP (Alameda Cnty Medical Center) Series 1998	5.38%	06/01/18	(a)	3,400	3,451
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(a)	1,170	1,194
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12		1,565	1,644
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	4.50%	08/01/13		1,000	1,070
Lease Refunding RB Series 2008	4.00%	08/01/14		1,000	1,044
Lease Refunding RB Series 2008	4.00%	08/01/15		1,930	2,003
Lease Refunding RB Series 2008	4.50%	08/01/17		1,215	1,277
RB (Water System) Series 2008	5.00%	10/01/37		1,595	1,496
Sr Lease RB Series 1997A	6.00%	09/01/24	(a)	5,000	5,821
Association of Bay Area Governments
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	285	287
Banning USD
GO Bonds (2006 Election) Series B	0.00%	08/01/25	(a)	50	20
Beverly Hills USD
GO Bonds (2008 Election) Series 2009	0.00%	08/01/21		2,400	1,329
Brea Olinda USD
GO Bonds Series 1999A	5.60%	08/01/20		1,000	1,026
Burbank Public Finance Auth
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)	1,200	1,390
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/17	(a)	1,625	1,656
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/18	(a)	2,175	2,336

See financial notes 45

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		3,000	3,259
Economic Recovery Bonds Series 2004A	5.25%	07/01/14		7,000	7,604
GO Bonds	5.50%	03/01/10	(a)	5,000	5,273
GO Bonds	5.38%	04/01/12	(a)	3,955	4,434
GO Bonds Series 2000	5.63%	05/01/10	(a)	865	922
GO Bonds Series 2000	5.63%	05/01/18		50	52
GO Refunding Bonds Series 2000	5.63%	05/01/10	(a)	85	91
California Dept of Water Resources
Power Supply RB Series 2002A	5.75%	05/01/12	(a)	3,000	3,431
Power Supply RB Series 2002A	5.88%	05/01/12	(a)	1,235	1,417
Power Supply RB Series 2005G4	5.00%	05/01/16		4,000	4,425
Water System RB Series AE	5.00%	12/01/21		55	60
California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2008I	5.13%	07/01/22		5,000	4,911
RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)	100	103
RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)	170	175
RB (NCROC Paradise Valley Estates) Series 2005	4.50%	12/01/14	(a)	250	256
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	200	204
RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340	347
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200	202
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175	176
RB (Providence Health & Services) Series 2008C	6.00%	10/01/18		600	666
RB (Scripps Health) Series 2008A	5.00%	10/01/16		3,485	3,607
RB (Scripps Health) Series 2008A	5.00%	10/01/17		2,515	2,577
RB (Scripps Health) Series 2008A	5.00%	10/01/18		3,000	3,036
RB (Sutter Health) Series 2008A	5.00%	08/15/12		805	854
California HFA
Home Mortgage RB Series 2008L	4.20%	08/01/16		1,075	1,085
Home Mortgage RB Series 2008L	4.35%	08/01/17		1,020	1,026
California Infrastructure & Economic Development Bank
RB (Pacific Gas & Electric) Series G	3.75%	09/20/10		3,000	2,997
RB (The J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		1,250	1,285
California Municipal Finance Auth
RB (High Tech High) Series 2008B	6.00%	07/01/28		845	653
California State Public Works Board
Refunding RB (California State Univ) Series 1998A	5.00%	10/01/19		5,385	5,389
California Statewide Communities Development Auth
Collateralized RB Series 2001A	7.00%	04/20/36	(a)	3,940	4,121
COP (Internext Group) Series 1999	5.38%	04/01/17		4,070	3,460
Health Facility RB (Los Angeles Jewish Home for the Aging) Series 2008	4.50%	11/15/13	(a)	3,000	3,039
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	650	689
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	750	803
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/18		6,190	6,090
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(a)	6,535	6,599
Refunding RB (John Muir/Mt. Diablo Health System) Series 2005A	5.00%	05/01/13	(a)	1,000	1,048
Student Housing RB (CHF-Irvine, UCI East Campus Apts Phase II) Series 2008	5.00%	05/15/17		4,260	3,689
Colton Public Finance Auth
Special Tax RB Series 1996	5.45%	09/01/19	(a)	3,020	3,013

46 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Contra Costa Cnty Public Financing Auth
Tax Allocation RB Series 2003A	5.63%	08/01/13	(a)	4,115	4,741
Tax Allocation RB Series 2003A	5.63%	08/01/33		885	706
East Bay Regional Park District
2008 GO Refunding Bonds	5.00%	09/01/13		885	994
Escondido
Revenue COP Series 2000A	6.00%	09/01/31		855	862
Evergreen Elementary SD
Bonds Series 2009	0.00%	08/01/22	(a)	2,350	1,118
Fontana Redevelopment Agency
Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment) Series 1997A	5.50%	10/01/19		3,500	3,497
Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999	5.13%	01/15/19	(a)	5,000	4,270
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)	8,390	9,248
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/23		3,255	3,372
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,725	1,798
Huntington Beach
Lease RB (Capital Improvement Financing) Series 2000A	5.50%	09/01/20	(a)	1,500	1,550
Inglewood Redevelopment Agency
Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A	5.25%	05/01/16	(a)	1,000	957
Los Angeles Community College District
GO Bonds (Election of 2001) Series 2008E1	3.00%	08/01/13		1,055	1,081
GO Bonds (Election of 2001) Series 2008E1	3.25%	08/01/14		1,500	1,537
GO Bonds (Election of 2003) Series 2008F1	3.25%	08/01/14		1,475	1,511
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17	(a)	1,340	1,356
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%	07/01/14		1,500	1,601
Power System RB Series 2003A1	5.00%	07/01/16		6,860	7,450
Power System RB Series 2008A	5.00%	07/01/13		500	557
Power System RB Series 2008A	5.00%	07/01/14		250	280
Power System RB Series 2008A	5.00%	07/01/16		1,060	1,201
Power System RB Series 2008A	5.00%	07/01/17		500	568
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175	192
Los Angeles USD
GO Bonds Election of 2002 Series 2009D	5.00%	07/01/14		1,000	1,095
GO Bonds Election of 2002 Series 2009D	3.25%	07/01/15		1,000	998
GO Bonds Election of 2002 Series 2009D	4.00%	07/01/17		1,000	1,029
GO Bonds Election of 2004 Series 2009I	5.00%	07/01/14		2,000	2,189
GO Bonds Election of 2005 Series 2006C	5.00%	07/01/16	(a)	2,600	2,855
GO Bonds Election of 2005 Series 2006C	5.00%	07/01/26	(a)	1,850	1,823
GO Bonds Election of 2005 Series 2007E	5.00%	07/01/24	(a)	1,000	1,027
GO Bonds Election of 2005 Series 2009F	4.00%	07/01/17		1,000	1,029
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%	09/01/18	(a)	1,000	1,032
M-S-R Public Power Agency
Subordinate Lien RB Series 2008L	5.00%	07/01/16	(a)	1,640	1,858
Subordinate Lien RB Series 2008L	5.00%	07/01/17	(a)	1,255	1,425

See financial notes 47

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Marin Community College District
GO Bonds (2004 Election) Series B	3.00%	08/01/10		1,000	1,028
Marina Joint Powers Financing Auth
M/F Housing RB (Abrams B Apts Financing) Series 2006	3.90%	11/15/16	(a)	2,850	2,866
Menifee Union SD
GO Bonds (2008 Election) Series A	5.50%	08/01/27		725	738
GO Bonds (2008 Election) Series A	5.50%	08/01/29		180	182
Modesto Irrigation District
COP (1996 Refunding & Capital Improvements) Series 2006A	5.00%	10/01/26	(a)	1,885	1,878
Mountain House Public Financing Auth
Utility Systems RB Series 2007	5.00%	12/01/22		2,670	2,214
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(a)	4,265	4,578
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		1,000	1,125
Oakland Joint Powers Financing Auth
Reassessment RB Series 1999	5.50%	09/02/24		955	978
Oakland Redevelopment Agency
Subordinated Tax Allocation Bonds (Central District Redevelopment) Series 2003	5.50%	09/01/14	(a)	1,615	1,623
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	(a)	1,250	1,256
Ohlone Community College District
GO Bonds (Election of 2002) Series B	5.00%	08/01/24	(a)	2,590	2,667
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%	02/01/15		1,385	1,343
Water Refunding RB Series 2009	3.75%	02/01/16		1,440	1,398
Water Refunding RB Series 2009	4.00%	02/01/17		1,465	1,437
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28		1,170	1,161
Perris Public Financing Auth
Refunding RB Series 2007A	5.00%	09/01/24	(a)	1,065	988
Pomona
S/F Mortgage Refunding RB (GNMA & FHLMC Mortgage-Backed Securities) Series 1990B	7.50%	08/01/23	(a)	1,000	1,275
Rancho Cordova
Special Tax Bonds Series 2007	5.00%	09/01/20		1,770	1,397
Redlands USD
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/27	(a)	90	90
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/28	(a)	60	59
Rio Hondo Community College District
GO Bonds (2004 Election) Series 2009B	5.00%	08/01/17		1,000	1,137
GO Bonds (2009 Election) Series B	0.00%	08/01/31		1,500	350
GO Bonds (2009 Election) Series B	0.00%	08/01/32		1,365	295
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A	4.00%	12/01/09		5,000	5,083
Sacramento Finance Auth
Capital Improvement RB Series 1999	5.88%	12/01/09	(a)	3,000	3,181
Lease RB (CA EPA Building) Series 1998A	5.25%	05/01/19	(a)	1,575	1,595
San Bernardino Community College District
GO Bonds (2008 Election) Series A	6.25%	08/01/33		1,000	1,068

48 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

San Diego Public Facilities Financing Auth
Water Refunding RB Series 2009A	4.00%	08/01/19		1,750	1,750
Water Refunding RB Series 2009A	5.00%	08/01/26		1,000	991
San Diego Regional Building Auth
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.00%	02/01/13		1,000	1,011
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.25%	02/01/14		1,000	1,011
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/15		500	521
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/16		415	431
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/17		1,000	1,031
San Francisco Airports Commission
Second Series Refunding RB (San Francisco International Airport) Issue 30	5.00%	05/01/17		1,005	1,049
San Francisco Bay Area Rapid Transit District
GO Bonds (Election of 2004) Series 2007B	5.00%	08/01/24		5,700	6,078
Sales Tax RB Series 1999	5.50%	07/01/09		1,000	1,026
Sales Tax RB Series 1999	5.50%	07/01/09		2,500	2,566
San Francisco State Univ
Student Housing RB (Auxiliary Organization) Series 1999	5.20%	07/01/09	(a)	1,150	1,179
San Lorenzo Valley USD
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/27	(a)	1,000	347
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/28	(a)	700	225
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/30	(a)	450	125
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/31	(a)	1,000	258
San Luis Obispo Cnty Finance Auth
RB (Lopez Dam Improvement) Series 2000A	5.38%	08/01/24	(a)	1,000	1,010
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/12		500	532
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		1,000	1,037
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20		650	703
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(a)	1,460	1,613
RB (El Camino Hospital) Series 2007A	5.00%	02/01/15	(a)	85	88
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17	(a)	125	128
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16	(a)	200	207
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17	(a)	115	117
RB (El Camino Hospital) Series 2007B	5.00%	02/01/18	(a)	110	111
RB (El Camino Hospital) Series 2007C	5.00%	02/01/15	(a)	100	104
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17	(a)	300	306
Santa Clara Redevelopment Agency
Tax Allocation Refunding Bonds (Bayshore North) Series 1992	7.00%	07/01/10	(a)	660	678
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB (Measure A) Series 2007A	5.00%	04/01/25	(a)	1,840	1,885
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds (Live Oak/Soquel Community Improvement Area) Series 2009A	7.00%	09/01/36		1,000	1,044
Santa Rosa
Wastewater RB Series 2008A	5.25%	09/01/25	(a)	290	299
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	8,195	8,243

See financial notes 49

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Southern California Metropolitan Water District
Water RB (2008 Authorization) Series A	2.50%	01/01/15		750	748
Water RB (2008 Authorization) Series A	4.00%	01/01/16		250	270
Water Refunding RB Series 1993A	5.75%	07/01/21		1,000	1,150
Stockton USD
BAN Series 2009	4.00%	02/01/11		2,000	2,010
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20	(a)	1,080	1,104
Univ of California
General RB Series 2008L	5.00%	05/15/17		350	393
Vernon Natural Gas Financing Auth
RB (Vernon Gas) Series 2006A	5.00%	08/03/09	(a)	4,725	4,679
West Sacramento Area Flood Control Agency
Assessment RB Series 2008	5.50%	09/01/38		3,730	3,478
Whittier
RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	(a)	2,000	2,282

					283,727

PUERTO RICO 1.6%
Puerto Rico
TRAN Series 2009A2	3.00%	07/30/09	(a)	5,000	5,034

Total Fixed-Rate Obligations (Cost $288,840)					288,761

Variable-Rate Obligations 4.0% of net assets

CALIFORNIA 3.3%
California
Economic Recovery Bonds Series 2004C3	0.70%	03/02/09	(b)	1,000	1,000
California Statewide Communities Development Auth
COP (Eskaton Properties)	1.41%	03/26/09	(c)	1,650	1,650
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B	2.01%	03/02/09	(c)	10,000	4,959
Santa Clara
Subordinated Electric RB Series 2008A	0.45%	03/02/09	(a)	2,400	2,400

					10,009

PUERTO RICO 0.7%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2007A3	0.60%	03/02/09	(a)(b)	2,000	2,000

Total Variable-Rate Obligations (Cost $13,600)					12,009

End of Investments.

50 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1, 000)

At 02/28/09, the tax basis cost of the fund’s investment was $302,394 and the unrealized appreciation and depreciation were $5,624 and ($7,248), respectively, with a net unrealized depreciation of ($1,624).

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Illiquid security. At the period end, the value of these amounted to $6,609 or 2.2% of net assets.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
S/F	— Single family
HFA	— Housing finance agency/authority
M/F	— Multi-family
RB	— Revenue bond
SD	— School district
TRAN	— Tax and revenue anticipation note
USD	— Unified school district

See financial notes 51

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $302,440)		$300,770
Cash		467
Receivables:
Investments sold		4,052
Interest		3,567
Fund shares sold		315

Total assets		309,171

Liabilities
Payables:
Investments bought		3,930
Investment adviser and administrator fees		4
Transfer agent and shareholder services fees		6
Distributions to shareholders		402
Fund shares redeemed		255
Accrued expenses	+	54

Total liabilities		4,651

Net Assets
Total assets		309,171
Total liabilities	−	4,651

Net assets		$304,520
Net Assets by Source
Capital received from investors		309,829
Net investment income not yet distributed		14
Net realized capital losses		(3,653)
Net unrealized capital losses		(1,670)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$304,520		27,552		$11.05

52 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$6,899

Net Realized Gains and Losses
Net realized losses on investments		(2,897)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(6,031)

Expenses
Investment adviser and administrator fees		447
Transfer agent and shareholder service fees		373
Shareholder reports		30
Portfolio accounting fees		28
Professional fees		20
Trustees’ fees		8
Custodian fees		7
Registration fees		1
Interest expense		1
Other expenses	+	3

Total expenses		918
Expense reduction by adviser and Schwab	−	186
Custody credits	−	1

Net expenses		731

Increase (Decrease) in Net Assets from Operations
Total investment income		6,899
Net expenses	−	731

Net investment income		6,168
Net realized losses		(2,897)
Net unrealized losses	+	(6,031)

Decrease in net assets from operations		($2,760)

See financial notes 53

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

	9/1/08-02/28/09	9/1/07-08/31/08
Net investment income	$6,168	$10,632
Net realized losses	(2,897)	(342)
Net unrealized gains (losses)	(6,031)	1,663

Increase (decrease) in net assets from operations	(2,760)	11,953

Distributions to shareholders
Distributions from net investment income	6,154	10,624

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,399	$70,149	12,230	$139,008
Shares reinvested		343	3,754	534	6,056
Shares redeemed	+	(6,243)	(68,088)	(4,893)	(55,598)

Net transactions in fund shares		499	$5,815	7,871	$89,466

Shares Outstanding and Net Assets

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,053	$307,619	19,182	$216,824
Total increase or decrease	+	499	(3,099)	7,871	90,795

End of period		27,552	$304,520	27,053	$307,619

Net investment income not yet distributed			$14		$−

54 See financial notes

 Schwab Tax-Free Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund Schwab Total Bond Market Fund Schwab GNMA Fund Schwab Inflation Protected Fund Schwab 1000 Index Fund Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with the accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which an approved pricing source is unable to provide a price: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited to, the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps are valued either based on a model that constructs swap yield curves using market data in order to calculate proceeds, or swaps are valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying

 55

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies: (continued):
       (All dollar amounts are x 1,000)

securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap agreements: The funds may enter into swap agreements. In an interest rate swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months period.

The Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income (computed on a tax basis) for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

56

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies: (continued):
       (All dollar amounts are x 1,000)

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective September 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2009:

 57

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies: (continued):
 (All dollar amounts are x 1,000)

	Investments in Securities*
			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
Valuation Inputs	Fund	Bond Fund	Fund	Bond Fund

Level 1 — Quoted prices	$—	$—	$—	$—
Level 2 — Other significant observable inputs	65,562	143,414	109,966	300,770
Level 3 — Significant unobservable inputs	12,942	—	—	—

Total	$78,504	$143,414	$109,966	$300,770

*  The funds had no other financial instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Value of
Tax-Free YieldPlus Fund	Investments in Securities

Balance as of 08/31/08	$—
Accrued discount/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchase (sales)	—
Transfer in and/or out of Level 3	12,942

Balance as of 02/28/09	$12,942

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

The funds invest primarily in investment-grade municipal securities. These investments may involve certain risks including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the funds rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money.

Interest rate risk. The funds are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for a fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause a fund’s share price to fall. Although the funds invest primarily in investment-grade securities, a fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such

58

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Average daily net assets	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

First $500 million	0.35%	0.30%	0.35%	0.30%
Over $500 million	0.30%	0.22%	0.30%	0.22%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Transfer Agent Fees	0.05%	0.05%	0.05%	0.05%
Shareholder Service Fees	0.05%	0.20%	0.05%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the adviser to the funds:

Tax-Free		California	California
YieldPlus	Tax-Free	Tax-Free	Tax-Free
Fund	Bond Fund	YieldPlus Fund	Bond Fund

0.49%	0.49%	0.49%	0.49%

The funds may engage in certain transactions involving related parties, including a related party owning shares of the funds. As of February 28, 2009, the Charles Schwab Corp. owned 2,351,526 shares of Schwab Tax-Free YieldPlus Fund, in the amount of $20,011,487 or 25.4% of the fund’s total value of the fund.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2009, each fund’s total security transactions with other Schwab Funds were as follows: (dollar amounts x 1,000)

Tax-Free YieldPlus Fund	$70,775
Tax-Free Bond Fund	54,050
California Tax-Free YieldPlus Fund	79,290
California Tax-Free Bond Fund	81,627

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject

 59

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions: (continued):

to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds had no borrowing from the lines of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations.

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended February 28, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of	Sales/Maturities
	Securities	of Securities

Tax-Free YieldPlus Fund	$40,174	$99,939
Tax-Free Bond Fund	136,255	106,477
California Tax-Free YieldPlus Fund	20,300	54,249
California Tax-Free Bond Fund	175,290	154,018

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of August 31, 2008, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration date:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expires	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

2009	—	$688	—	—
2014	$159		$476
2015	669		1,630
2016	601	318	1,698	$224

Total	$1,429	$1,006	$3,804	$224

60

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2008, capital losses deferred for each fund were as follows:

	Tax-Free		California	California
	YieldPlus	Tax-Free	Tax-Free	Tax-Free
	Fund	Bond Fund	YieldPlus Fund	Bond Fund

Deferred capital losses	$33,353	$946	$80,406	$539

As of August 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for the tax years before 2004.

 61

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of February 28, 2009, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

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Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 63

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Bari Havlik 1961 Chief Compliance Officer (Officer of Schwab Investments since 2009.)	Senior Vice President, Chief Compliance Officer for Charles Schwab & Co. Inc. and head of Global Compliance for the Charles Schwab Corporation since 2004. Chief Compliance Officer for Charles Schwab Investment Management, Inc since 2009.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

64

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 65

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

66

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2009 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13481-12

Schwab YieldPlus Fund ®

Semiannual Report
February 28, 2009

This page is intentionally left blank.

Select Shares® are available on many Schwab Fundstm

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab YieldPlus Fund®

Investor Shares (Ticker Symbol: SWYPX)	-19.91%*
Select Shares® (Ticker Symbol: SWYSX)	-19.88%
Benchmark: Barclays Capital U.S. Short Treasury: 9-12 Months Index[1]	1.91%
Fund Category: Morningstar Ultrashort Bond	-5.29%

Performance Details	pages 6-7

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles which are required when preparing the annual report.
[1]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Barclays Capital U.S. Short Treasury 9-12 Months Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.
[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab YieldPlus Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

Over the past six months, investment conditions in the fixed income sector and the broader financial marketplace continued to be influenced by the ongoing financial crisis and the deepening economic recession. Many investors maintained a risk-averse stance with regard to both equities and non-government bonds. Major equity indices declined sharply during the reporting period due to the generally pessimistic outlook, while non-government bonds underperformed. Although the U.S. government put a number of stability and stimulus packages into effect throughout the reporting period, these measures have yet to produce a major turnaround in credit-sensitive bond prices.

Deteriorating market conditions and redemptions continued to have an impact on the Schwab YieldPlus Fund, causing the net asset value (NAV) to decline during the reporting period. For more details about the fund’s performance, please read the portfolio managers’ commentaries on the following pages.

To ensure that your portfolio allocations represent your goals and tolerance for risk, we encourage you to seek the guidance and support of your Schwab Financial Consultant or your independent investment advisor. You can reach Schwab Fixed Income Specialists at 1-877-563-7818, or Client Service Specialists at 1-800-435-4000.

Sincerely,

Schwab YieldPlus Fund 3

The Investment Environment

Conditions in the U.S. financial marketplace continued to deteriorate, driven by turmoil in the banking sector and economic recession. Credit, a primary catalyst of the current crisis, remained tight despite a number of responsive measures taken by the U.S. government. Steep declines in equity prices in conjunction with lending constraints hindered the ability of corporations to remain adequately capitalized. Early in the reporting period, the U.S. government took over mortgage giants Freddie Mac and Fannie Mae and intervened in AIG. Subsequently, Lehman Brothers and Washington Mutual filed for bankruptcy and were acquired by other firms. In this environment, demand for U.S. Treasuries increased dramatically, as many investors sought safety and liquidity over yield.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment and housing prices worsened during the reporting period as the economy slipped deeper into recession. GDP contracted 6.2% in the fourth quarter according to preliminary estimates, driven by declines in exports, personal consumption expenditures and residential fixed investments. The unemployment rate increased from 4.90% in January 2008 to 7.60% in January 2009, spurred by corporate layoffs as companies struggled to cut costs in response to eroding revenue. In the housing market, low demand and falling prices continued to impede recovery. Sales of new homes in the U.S. dropped to a record low in January, while purchases fell 10% to an annualized pace of 309,000 units. The median price of single family homes declined 13.5%, the most in four decades.

In this environment, many investors lacked confidence in the markets’ ability to mount a swift recovery and preferred assets such as U.S. Treasuries and government agency securities. In the taxable market, U.S. Treasuries outperformed other fixed income sectors for the period on a total return basis. However, yields on government securities remained low across the board. Non-U.S. Treasury securities underperformed, particularly corporate bonds and mortgage-backed securities not guaranteed by Fannie Mae (FNMA) or Freddie Mac (FHLMC).

For the six month period ending February 28, 2009, equity indices experienced the largest declines as a result of these conditions. The S&P 500® Index, a bellwether for equity markets, returned –41.82%, while the Russell 1000® Index returned –42.25%. Fixed income markets performed relatively better, with the Barclays Capital U.S. Aggregate Bond Index up 1.88% and the Barclays Capital General Municipal Bond Index up 0.05%. High-quality taxable government and tax-free municipal bonds were preferred by investors, and prices rose in tandem with heightened demand; yields, which respond inversely to price, fell to historically low levels for these securities. As of February 28, U.S. Treasuries with maturities under 2 years were yielding below 1.00%, while 2-year triple-A-rated tax-exempt general obligation bonds stood at 1.10%.

In response to economic instability, the Federal Open Market Committee reduced the Federal Funds Rate to a target range of 0% to 0.25%. Additionally, inflation expectations were revised downward as the impacts of the global economic crisis and domestic recession became more pronounced. In the fourth quarter of 2008, consumer prices for expenditures such as gasoline and retailing fell. By January 2009, year-over-year increases in the Consumer Price Index stood at 0.03%. In addition, the 10-year breakeven, a measure of long-term inflation, went from 2.01% at the beginning of the reporting period to 0.84% on February 28, 2009.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab YieldPlus Fund

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, a portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1996 and has been performing portfolio analytic and operational support since 2004 prior to moving to his current role in 2007.

Schwab YieldPlus Fund 5

Schwab YieldPlus Fund®

The Schwab YieldPlus Fund Investor Shares returned –19.91% for the reporting period, underperforming the benchmark Barclays Capital U.S. Short Treasury: 9-12 Months Index, which returned 1.91%. The fund’s underperformance during the period was primarily attributable to the fund’s holdings in corporate and mortgage sectors; in particular, asset-backed securities, collateralized mortgage obligations, and investment-grade bonds issued by financial corporations. Shareholder redemptions and an increased allocation to U.S. Treasuries, cash and ultra-short corporate bonds forced the fund to sell assets into a risk-averse marketplace. This resulted in a decrease in assets under management and an increase in the percentage of total assets represented by illiquid securities.

As of 2/28/09:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Corporate Bonds	34.2%

U.S. Government Securities	22.8%

Asset-Backed Obligations	15.2%
Commercial Mortgage-Backed

Securities	13.5%

Other Investment Company	8.5%

Mortgage-Backed Securities	5.8%

By Credit Quality 2

AAA	38.0%

AA	12.7%

A	12.3%

BBB	9.2%

BB	2.3%

B	1.3%

Short-Term Ratings	8.5%

Unrated Securities	15.7%

Weighted Average Credit

Quality[4]	AA

By Maturity3

0-6 months	64.1%

7-18 months	25.7%

19-30 months	0.0%

More than 30 months	10.2%

Weighted Average Maturity[3]	0.5 yrs
Weighted Average Effective

Duration	0.7 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

6 Schwab YieldPlus Fund

 Schwab YieldPlus Fund®

Performance Summary as of 2/28/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (10/1/99)	-19.91%*	-42.14%	-9.16%	-3.05%
Select Shares (10/1/99)	-19.88%	-42.17%	-9.04%	-2.93%
Benchmark: Barclays Capital U.S. Short Treasury: 9-12 Months Index [4]	1.91%	2.74%	3.57%	3.89%
Fund Category: Morningstar Ultrashort Bond	-5.29%	-7.67%	0.70%	2.56%

Fund Expense Ratios5: Investor Shares: Net 0.58%; Gross 1.09% / Select Shares: Net 0.43%; Gross 0.94%

 Style Assessment6

 Yields1,3

30-Day SEC Yield
Investor Shares	5.55%
Select Shares	5.72%

30-Day SEC Yield–No Waiver[7]
Investor Shares	3.20%
Select Shares	3.36%

12-Month Distribution Yield
Investor Shares	6.12%
Select Shares	6.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles which are required when preparing the annual report.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Barclays Capital U.S. Short Treasury: 9-12 Months Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

[5]	As stated in the 11/15/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/10. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[7]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab

Schwab YieldPlus Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2008 and held through February 28, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 9/1/08	at 2/28/09	9/1/08–2/28/09

Schwab YieldPlus Fund®
Investor Shares
Actual Return	0.58%	$1,000	$799.30	$2.59
Hypothetical 5% Return	0.58%	$1,000	$1,021.92	$2.91
Select Shares®
Actual Return	0.43%	$1,000	$801.20	$1.92
Hypothetical 5% Return	0.43%	$1,000	$1,022.66	$2.16

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab YieldPlus Fund

Schwab YieldPlus Fund ®

Financial Statements

Financial Highlights

	9/1/08–		9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
Investor Shares	2/28/09*		8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per Share Data ($)

Net asset value at beginning of period	6.20		9.41	9.67	9.68	9.71	9.70

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.39	0.51	0.45	0.29	0.24
Net realized and unrealized gains (losses)	(1.37)		(3.20)	(0.26)	(0.01)	(0.02)	0.01

Total from investment operations	(1.23)		(2.81)	0.25	0.44	0.27	0.25
Less distributions:
Distributions from net investment income	(0.14)		(0.40)	(0.51)	(0.45)	(0.30)	(0.24)

Net asset value at end of period	4.83		6.20	9.41	9.67	9.68	9.71

Total return (%)	(20.07)[1]		(30.66)	2.59	4.64	2.82	2.63

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.58	[2]	0.56	0.58	0.58	0.59	0.59
Gross operating expenses	2.29	[2,3]	0.60	0.58	0.58	0.59	0.59
Net investment income (loss)	4.96	[2]	5.24	5.27	4.62	3.00	2.43
Portfolio turnover rate	31	[1]	83	188	54	76	89
Net assets, end of period ($ x 1,000,000)	78		133	1,145	886	741	639

	9/1/08–		9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
Select Shares	2/28/09*		8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per Share Data ($)

Net asset value at beginning of period	6.19		9.41	9.66	9.68	9.70	9.70

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.40	0.52	0.46	0.30	0.25
Net realized and unrealized gains (losses)	(1.36)		(3.20)	(0.24)	(0.02)	(0.01)	0.01

Total from investment operations	(1.22)		(2.80)	0.28	0.44	0.29	0.26
Less distributions:
Distributions from net investment income	(0.14)		(0.42)	(0.53)	(0.46)	(0.31)	(0.26)

Net asset value at end of period	4.83		6.19	9.41	9.66	9.68	9.70

Total return (%)	(19.88)[1]		(30.67)	2.85	4.69	3.08	2.67

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	[2]	0.42	0.43	0.43	0.44	0.45
Gross operating expenses	2.05	[2,3]	0.44	0.43	0.43	0.44	0.45
Net investment income (loss)	5.08	[2]	5.47	5.42	4.80	3.18	2.57
Portfolio turnover rate	31	[1]	83	188	54	76	89
Net assets, end of period ($ x 1,000,000)	171		350	9,552	7,319	5,091	3,030

* Unaudited.

1 Not annualized.
2 Annualized.
3 Includes legal fees and expenses incurred by the fund in connection with the litigation matter discussed in Item 9 of the Financial Notes.

See financial notes 9

 Schwab YieldPlus Fund

Portfolio Holdings as of February 28, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

22.7%	U.S. Government Security	55,171	56,506
34.1%	Corporate Bonds	94,761	84,717
15.1%	Asset-Backed Obligations	76,522	37,584
5.8%	Mortgage-Backed Securities	31,887	14,470
13.4%	Commercial Mortgage Backed Securities	70,949	33,419
8.4%	Other Investment Company	20,918	20,918

99.5%	Total Investments	350,208	247,614
0.5%	Other Assets and Liabilities, Net		1,354

100.0%	Net Assets		248,968

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

U.S. Government Security 22.7% of net assets

U.S. Treasury Obligation 22.7%
U.S. Treasury Notes
2.88%, 06/30/10	55,000	56,506

Total U.S. Government Securities (Cost $55,171)		56,506

Corporate Bonds 34.1% of net assets

Finance 25.5%

Banking 22.6%
Artesia Overseas Ltd.
2.00%, 05/26/09 (a)(b)	10,000	10,037
Citigroup, Inc.
6.20%, 03/15/09	2,000	2,000
Deutsche Bank Capital Trust
3.27%, 03/30/09 (a)(b)(c)(e)	48,400	38,780
National City Bank
1.59%, 03/30/09 (a)	2,430	2,410
National City Corp.
3.13%, 04/30/09	3,000	2,993

		56,220

Brokerage 0.4%
Merrill Lynch & Co., Inc.
1.29%, 05/08/09 (a)	1,000	996

Finance Company 2.5%
Countrywide Financial Corp.
1.69%, 03/24/09 (a)	2,535	2,529
Countrywide Home Loans, Inc.
4.13%, 09/15/09	1,185	1,174
General Electric Capital Corp.
2.10%, 03/16/09 (a)	383	381
International Lease Finance Corp.
1.48%, 04/20/09 (a)	2,000	1,932
6.38%, 03/15/09	200	191

		6,207

		63,423

Industrial 8.4%

Capital Goods 0.7%
Waste Management, Inc.
6.88%, 05/15/09 (b)	1,595	1,605

Communications 3.0%
Comcast Corp.
1.46%, 04/14/09 (a)(b)	1,500	1,489
COX Enterprises, Inc.
7.38%, 06/15/09 (b)(c)	1,000	1,009
Deutsche Telekom International Finance
1.68%, 03/23/09 (a)	3,000	3,000
Telefonica Emisiones, S.A.U.
1.83%, 03/20/09 (a)(b)	2,000	1,990

		7,488

Consumer Cyclical 1.9%
Daimler Finance N.A. LLC
2.35%, 03/13/09 (a)(b)	2,995	2,994
Viacom, Inc.
2.27%, 03/16/09 (a)	1,850	1,832

		4,826

Consumer Non-Cyclical 1.9%
Corn Products International, Inc.
8.45%, 08/15/09 (b)	100	100
Reynolds American, Inc.
7.88%, 05/15/09 (b)	1,030	1,038
Safeway, Inc.
1.82%, 03/27/09 (a)(b)	3,550	3,550

		4,688

Energy 0.9%
Canadian Oil Sands Ltd.
4.80%, 08/10/09 (b)(c)	2,200	2,187

		20,794

10 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Utilities 0.2%

Electric 0.2%
Pacific Gas & Electric Co.
3.60%, 03/01/09 (b)	500	500

Total Corporate Bonds (Cost $94,761)		84,717

Asset-Backed Obligations 15.1% of net assets
Ameriquest Mortgage Securities, Inc.
Series 2003-AR3 Class M2
3.55%, 03/25/09 (a)(b)	—	—
Bear Stearns Asset Backed Securities, Inc.
Series 2003-2 Class M2
2.47%, 03/25/09 (a)(b)	3,245	1,179
CIT Marine Trust
Series 1999-A Class A4
6.25%, 11/15/09 (b)(d)	804	667
Countrywide Asset-Backed Certificates
Series 2002-6 Class M1
2.12%, 03/25/09 (a)(b)	843	456
Series 2002-6 Class M2
3.62%, 03/25/09 (a)(b)	826	564
Distribution Financial Services
Series 2001-1 Class D
7.73%, 11/15/22 (b)	8,250	3,064
First Alliance Mortgage Loan Trust
Series 1998-3 Class A4
0.97%, 03/20/09 (a)(b)(d)	—	—
Fremont Home Loan Trust
Series 2004-A Class M2
2.20%, 03/25/09 (a)(b)	644	329
Series 2003-A Class M2
3.06%, 03/25/09 (a)(b)	1,085	678
Mastr Asset Backed Securities
Series 2003-WMC2 Class M1
1.52%, 03/25/09 (a)(b)	416	307
Series 2002-OPT1 Class M2
3.40%, 03/25/09 (a)(b)	2,609	2,267
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WWC3 Class M3
2.95%, 03/25/09 (a)(b)	—	—
Novastar Home Equity Loan
Series 2003-2 Class M1
1.60%, 03/25/09 (a)(b)	4,117	2,911
Series 2003-3 Class M2
2.12%, 03/25/09 (a)(b)	2,519	1,342
Ocwen Advance Receivables Backed Notes
Series 2006-1A
5.34%, 11/24/15 (b)(c)(e)(g)	30,000	18,000
ODIN CDO I (Cayman Islands) Ltd.
Series 1A Class B1U5
5.19%, 04/14/09 (a)(c)(e)(g)	20,000	5,488
Residential Asset Securities Corp.
Series 2004-KS2 Class M22
1.97%, 03/25/09 (a)(b)	1,152	332

Total Asset-Backed Obligations (Cost $76,522)		37,584

Mortgage-Backed Securities 5.8% of net assets

Collateralized Mortgage Obligations 4.9%
Adjustable Rate Mortgage Trust
Series 2005-7 Class 2AX
0.27%, 03/01/09 (a)(b)(f)(g)	80,056	184
Credit Suisse Mortgage Capital Certificates
Series 2006-7 Class DX
7.00%, 08/25/36 (b)(f)	3,827	229
CS First Boston Mortgage Securities Corp.
Series 2002-AR28 Class 1A2
5.29%, 03/01/09 (a)(b)	214	203
Fifth Third Mortgage Loan Trust
Series 2002-FTB1 Class 2A1
5.95%, 03/01/09 (a)(b)	—	—
MASTR Adjustable Rate Mortgage Trust
Series 2004-6 Class 5A1
4.56%, 03/01/09 (a)(b)	539	356
Morgan Stanley Mortgage Loan Trust
Series 2005-2AR Class B1
0.97%, 03/25/09 (a)(b)	25,038	8,571
TBW Mortgage Backed Pass Through Certificates
Series 2006-1 Class DX
6.00%, 04/25/36 (b)(f)	4,252	646
Wells Fargo Alternative Loan Trust
Series 2007-PA3 Class A
0.19%, 03/01/09 (a)(b)(f)	381,887	2,053
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z Class 2A
0.21%, 03/01/09 (a)(b)(f)	49,593	51

		12,293

U.S. Government Agency Mortgages 0.9%
Fannie Mae
4.72%, 03/01/09 (a)	121	121
5.09%, 03/01/09 (a)	152	152
5.09%, 03/01/09 (a)	131	131
5.00%, 06/25/18 (f)	9,320	863
4.89%, 07/23/22 (a)	235	237
Freddie Mac
4.72%, 03/01/09 (a)	383	386
5.24%, 03/01/09 (a)	205	207
5.23%, 05/07/22 (a)	79	80

		2,177

Total Mortgage-Backed Securities (Cost $31,887)		14,470

Commercial Mortgage Backed Securities 13.4% of net assets
WAMU Commercial Mortgage Security
Series 2007-SL2 Class A
5.32%, 03/01/09 (a)(b)(c)	42,467	16,894
Series 2007-SL3 Class A
5.94%, 03/02/09 (a)(b)(c)	28,508	16,525

Total Commercial Mortgage Backed Securities (Cost $70,949)		33,419

See financial notes 11

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Company 8.4% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	20,918,232	20,918

Total Other Investment Company (Cost $20,918)		20,918

End of Investments.

(All dollar amounts are x 1,000)

At 02/28/09 the tax basis cost of the fund’s investments was $350,208 and the unrealized appreciation and depreciation were $2,332 and ($104,926), respectively, with a net unrealized depreciation of ($102,594).

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $98,883 or 39.7% of net assets.
(d)	Credit-enhanced security.
(e)	Illiquid security. At the period end, the value of these amounted to $62,268 or 25.0% of net assets.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)	Fair-valued by Management.

12 See financial notes

 Schwab YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $350,208)		$247,614
Receivables:
Investments sold		1,875
Interest		1,793
Insurance reimbursement		1,065
Fund shares sold		1
Prepaid expenses	+	9

Total assets		252,357

Liabilities
Payables:
Investment adviser		1,841
Transfer agent and shareholder services fees		3
Fund shares redeemed		671
Distributions to shareholders		272
Accrued expenses	+	602

Total liabilities		3,389

Net Assets
Total assets		252,357
Total liabilities	−	3,389

Net assets		$248,968
Net Assets by Source
Capital received from investors		2,021,518
Distribution in excess of net investment income		(65)
Net realized capital losses		(1,669,891)
Net unrealized capital losses		(102,594)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$77,616		16,054		$4.83
Select Shares	$171,352		35,477		$4.83

See financial notes 13

 Schwab YieldPlus Fund

Statement of
Operations
For September 1, 2008 through February 28, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$9,710

Net Realized Gains and Losses
Net realized losses on investments		(27,039)
Net realized gains on futures contracts	+	199

Net realized losses		(26,840)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(54,734)
Net unrealized losses on futures contracts	+	(24)

Net unrealized losses		(54,758)

Expenses
Investment adviser and administrator fees		616
Transfer agent and shareholder service fees:
Investor Shares		128
Select Shares		125
Professional fees*		2,709
Shareholder reports		73
Portfolio accounting fees		23
Registration fees		22
Custodian fees		11
Trustees’ fees		8
Other expenses	+	8

Total expenses		3,723
Expense reduction by adviser and Schwab	−	2,889

Net expenses		834

Increase (Decrease) in Net Assets from Operations
Total investment income		9,710
Net expenses	−	834

Net investment income		8,876
Net realized losses		(26,840)
Net unrealized losses	+	(54,758)

Decrease in net assets from operations		($72,722)

* Professional fees include legal fees and expenses incurred by the fund in connection with the litigation matter discussed in Item 9 of the Financial Notes.

14 See financial notes

 Schwab YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/08-02/28/09	9/1/07-08/31/08
Net investment income		$8,876	$250,872
Net realized losses		(26,840)	(1,506,457)
Net unrealized gains (losses)	+	(54,758)	225,200

Decrease in net assets from operations		(72,722)	(1,030,385)

Distributions to shareholders

Distribution from net investment income
Investor Shares		2,554	32,196
Select Shares	+	6,387	220,174

Total distributions from net investment income		$8,941	$252,370

Transactions in Fund Shares

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		200	$1,150	11,813	$108,198
Select Shares	+	1,051	6,097	91,458	844,868

Total shares sold		1,251	$7,247	103,271	$953,066

Shares Reinvested
Investor Shares		389	$2,148	2,953	$25,461
Select Shares	+	848	4,695	15,730	139,933

Total shares reinvested		1,237	$6,843	18,683	$165,394

Shares Redeemed
Investor Shares		(6,035)	($34,900)	(114,914)	($940,364)
Select Shares	+	(22,988)	(132,293)	(1,065,565)	(9,108,116)

Total shares redeemed		(29,023)	($167,193)	(1,180,479)	($10,048,480)

Net transactions in fund shares		(26,535)	($153,103)	(1,058,525)	($8,930,020)

Shares Outstanding and Net Assets

		9/1/08-02/28/09		9/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,066	$483,734	1,136,591	$10,696,509
Total decrease	+	(26,535)	(234,766)	(1,058,525)	(10,212,775)

End of period		51,531	$248,968	78,066	$483,734

Distribution in excess of net investment income			($65)		$−

See financial notes 15

 Schwab YieldPlus Fund

Financial Notes

1. Business Structure of the Funds:

Schwab YieldPlus Fund is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Investments (organized October 26, 1990)
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

The Fund offers two share classes: Investor Shares and Select Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which no quoted value is available: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps may be valued based on a model that constructs curves, such as swap yield curves, based on market data, and that uses the curves to calculate prices. Or swaps may be valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual Funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying

16

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap Agreements: The fund may enter into swap agreements. In an interest rate swap, the fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, the fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (London Interbank Offered Rate). In exchange, the counterparty might agree to pay the fund the equivalent of the same amount invested in a certain bond index during this same six months period.

A Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, the fund could experience unanticipated losses if one or both rates failed to behave as expected. The fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Mortgage Dollar Roll: The fund may enter into mortgage dollar roll transactions. In these transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

Short Sale: The fund may also sell securities short (sell securities they do not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into segregated accounts as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statements of Assets and Liabilities.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s records.

Repurchase Agreement: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or by U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

 17

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Delayed-delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its

18

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Standards:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective September 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of February 28, 2009:

Valuation Inputs	Investment in Securities*

Level 1 — Quoted prices	$77,424
Level 2 — Other significant observable inputs	107,737
Level 3 — Significant unobservable inputs	62,453

Total	$247,614

*	The fund had no other financial instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Value of
Investments in Securities

Balance as of 08/31/08	$105,165
Accrued discount/premiums	(269)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(56,560)
Net purchase (sales)	(746)
Transfer in and/or out of Level 3	14,863

Balance as of 02/28/09	$62,453

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the fund’s financial statement disclosures.

 19

 Schwab YieldPlus Fund

Financial Notes (continued)

3. Risk Factors:

The fund primarily invests in investment-grade bonds (high and certain medium quality, AAA to BBB — or the unrated equivalent as determined by the investment adviser). These investments may involve certain risks including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Interest rate risk. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for the fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

Credit risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. Although the fund invests primarily in investment-grade securities, the fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and

Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.35%
Over $500 million	0.30%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%

Although these agreements specify certain fees for these services, effective May 8, 2008, CSIM and Schwab have made voluntary agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through November 14, 2010, as follows:

Investor Shares	0.58%
Select Shares	0.43%

20

 Schwab YieldPlus Fund

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2009, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab YieldPlus Fund has custodian overdraft facilities with State Street Corporation, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended February 28, 2009, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

Purchases of Long-Term
U.S. Government	Purchases of other	Total Purchases of
Securities Transactions*	Long-Term Securities	Long-Term Securities

$—	$90,853	$90,853

Sales/Maturities of
Long-Term
U.S. Government	Sales/Maturities of	Total Sales/Maturities of
Securities Transactions*	other Long-Term Securities	Long-Term Securities

$8,287	$111,321	$119,608

*	Includes securities guaranteed by U.S. Government Agencies.

 21

 Schwab YieldPlus Fund

Financial Notes (continued)

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2008, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expire

2010	$287
2011	47,204
2012	7,223
2013	7,728
2015	8,207
2016	112,645

$183,294

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2008, the fund had deferred realized net capital losses of $1,458,232 and did not utilize any capital losses to offset capital gains.

As of August 31, 2008, management has reviewed the tax positions for open periods, as applicable to the fund and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2008, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

9. Other:

The Schwab YieldPlus Fund, CSIM, The Charles Schwab Corporation and certain affiliated entities and individuals are defendants in nine purported class action lawsuits that are pending in the United States District Court for the Northern District of California. The lawsuits allege violations of state law and federal securities law in connection with the YieldPlus Fund’s investment policy, disclosures and fund marketing. On July 3, 2008, the U.S. District Court for the Northern District of California consolidated all nine lawsuits into a single action for purposes of pre-trial proceedings and appointed a group of fund investors as lead plaintiff. On October 2, 2008, plaintiffs filed a consolidated amended complaint which seeks certification of two separate classes of plaintiffs for the federal and state law claims. On February 4, 2009, the court denied defendants’ motion to dismiss plaintiffs’ federal law and certain state law claims, dismissed certain state law claims without prejudice, and lifted a stay on discovery. No estimate of the effect, if any, of these lawsuits on the fund can be made at this time.

As discussed in Item 4 of the Financial Notes, the adviser voluntarily capped the net operating expenses of the fund (excluding interest, taxes and certain non-routine expense). Notwithstanding that the legal fees and expenses related to the class action above were non-routine expenses, the adviser agreed to include these legal fees and expenses within the cap for this reporting period, subject to reimbursement by the fund to the extent the fund is reimbursed, in whole or part, by its insurance carrier for these legal fees and expenses. To the extent that the fund is not reimbursed for these legal fees and expenses by its insurance carrier, the adviser will continue to include these legal fees and expenses within the expense cap. To the extent that these legal fees and expenses cause the fund’s total annual operating expenses to exceed the expense cap, the fund will be reimbursed by the adviser.

22

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of February 28, 2009, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

 23

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Bari Havlik 1961 Chief Compliance Officer (Officer of Schwab Investments since 2009.)	Senior Vice President, Chief Compliance Officer for Charles Schwab & Co. Inc. and head of Global Compliance for the Charles Schwab Corporation since 2004. Chief Compliance Officer for Charles Schwab Investment Management, Inc since 2009.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

26

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 27

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2009 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR46636-00

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
     Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By: /s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date: April 14, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date: April 14, 2009

By: /s/ George Pereira George Pereira
Principal Financial Officer

Date: April 10, 2009